                                                      1933 Act File No. 33-34154
                                                      1940 Act File No. 811-6082

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                    [X]

Pre-Effective Amendment No.                                                [ ]

Post-Effective Amendment No. 34                                            [X]
                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940            [X]

Amendment No. 35                                                           [X]

                         THE PROVIDENT RIVERFRONT FUNDS
                    (successor to The Riverfront Funds, Inc.)
               (Exact name of Registrant as specified in Charter)

            5800 Corporate Drive, Pittsburgh, Pennsylvania 15237-7010
                    (Address of Principal Executive Offices)

                                 (412) 288-1900
                         (Registrant's Telephone Number)

                           John W. McGonigle, Esquire
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)
                (Notices should be sent to the Agent for Service)

It is proposed that this filing will become effective:
[X]   immediately upon filing pursuant to paragraph (b)
[ ]   on ___________, pursuant to paragraph (b)
[ ]   60 days after filing pursuant to paragraph (a)(1)
[ ]   on (date) pursuant to paragraph (a)(1)

[ ]   75 days after filing pursuant to paragraph (a)(2)

[ ]   on (date) pursuant to paragraph (a)(2) of Rule 485.

      If appropriate, check the following box:

[ ]   this post-effective  amendment  designates a new effective date for a previously filed post-effective amendment.

Copies To:
Charles H. Hire, Esq.
Baker & Hostetler LLP
Capitol Square, Suite 2100
65 East State Street
Columbus, Ohio
43215-4620

Combined Prospectus

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February 29, 2004

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[Logo of Provident Riverfront Funds]

The Riverfront Large Company Select Fund
The Riverfront Balanced Fund
The Riverfront Small Company Select Fund
The Riverfront Select Value Fund

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The Riverfront U.S. Government Fund
(formerly The Riverfront U.S. Government Income Fund)

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Investor A Shares
Investor B Shares
The Riverfront U.S. Government Securities Money Market Fund
Investor A Shares

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As with all mutual funds, the Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

C O N T E N T S

Fund Objectives, Strategies, Performance and Risks	1

Principal Risks of the Funds	4

Risk Return Bar Charts and Tables	5

What are the Funds’ Fees and Expenses?	16

Investment Strategies for the Funds	20

Principal Securities in Which the Funds Invest	23

Principal Risks of Investing in the Funds	26

What Do Shares Cost?	29

How are the Funds Sold?	32

How Do I Purchase or Exchange Shares?	33

How Do I Redeem Shares?	35

How Do I Exchange Shares?	38

Account and Share Information	38

Who Manages the Funds?	40

Financial Information	40

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FUND OBJECTIVES, STRATEGIES,
PERFORMANCE AND RISKS

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The following describes the investment objectives, principal strategies, performance and principal risks of each Provident Riverfront Fund (each a “Fund”, and collectively, the “Funds”.)

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THE RIVERFRONT LARGE COMPANY SELECT FUND
(“LARGE COMPANY FUND”)

Objective: The Large Company Fund’s objective is to seek long-term growth of capital. Current income is a secondary objective.

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Principal Strategy: The Large Company Fund pursues its objective by investing, under normal circumstances, at least 80% of its total assets (plus borrowings for investment purposes) in common stocks and securities convertible into common stocks, such as bonds and preferred stocks, of issuers with market capitalizations, at the time of acquisition, that fall within the market capitalization range of the Standard & Poor’s 500 Index (“S&P 500 Index”). The Large Company Fund generally will invest in equity securities of such issuers based upon certain fundamental criteria examined by the investment adviser including revenue growth, earnings growth, cash flow growth and other factors.

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THE RIVERFRONT BALANCED FUND
(“BALANCED FUND”)

Objective: The Balanced Fund’s objective is to seek long-term growth of capital with some current income as a secondary objective.

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Principal Strategy: The Balanced Fund pursues its objective by investing in common stocks, preferred stocks, investment grade fixed income securities and securities convertible into common stocks. Equity securities will generally be those of large cap issuers with a market capitalization, at the time of acquisition, that falls within the market capitalization range of the S&P 500 Index. The common and preferred stocks and securities convertible into common stocks selected for the Balanced Fund will be those that the investment adviser believes present an opportunity for above average growth. Fixed income securities will generally be investment grade with at least 25% of the Balanced Fund’s total assets invested in U.S. Treasury securities or agency securities.

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THE RIVERFRONT SMALL COMPANY SELECT FUND
(“SMALL COMPANY FUND”)

Objective: The Small Company Fund’s objective is to seek capital growth.

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Principal Strategy: The Small Company Fund pursues its objective by investing, under normal circumstances, at least 80% of its total assets (plus borrowings for investment purposes) in a portfolio of common stocks of companies with market capitalizations, at the time of acquisition, that fall within the market capitalization range of the S&P 600 Small Cap Index. The Small Company Fund generally will invest in common stocks that, in the opinion of the investment adviser, based upon its analysis of various fundamental and technical standards (such as product position, management qualities, and sustainability of growth trends), have appreciation potential.

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THE RIVERFRONT SELECT VALUE FUND
(“SELECT VALUE FUND”)

Objective: The Select Value Fund’s objective is to achieve long-term growth of capital.

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Principal Strategy: The Select Value Fund pursues its objective by investing primarily in equity securities that, in the investment adviser’s opinion, offer the potential for capital growth. The Select Value Fund uses a value approach in selecting equity securities judged to be undervalued relative to the investment adviser’s assessment of current or projected earnings growth, current market value of the company’s assets, the equity markets in general, or historical valuation levels of the company or of its peers. The Select Value Fund will invest primarily in common stocks and securities convertible into common stocks. Companies selected for investment will generally have market capitalizations, at the time of acquisition, that fall within the market capitalization range of the S&P 500 Index, but the Select Value Fund may invest in companies of any size.

THE RIVERFRONT U.S. GOVERNMENT FUND
(“GOVERNMENT FUND”)

Objective: The Government Fund’s objective is to seek a high level of current income consistent with the preservation of capital.

Principal Strategy: The Government Fund pursues its objective by investing primarily in securities issued or guaranteed by the U.S. government, its agencies and instrumentalities, and in high quality fixed rate and adjustable rate mortgage-backed securities and other asset-backed securities, which the investment adviser believes will, in the aggregate, perform well in all stages of business and interest rate cycles. Under normal circumstances, the Government Fund will invest at least 80% of its total assets (plus borrowings for investment purposes) in securities issued or guaranteed by the U.S. government, its agencies or instrumentalities. The Government Fund will also invest in high quality fixed rate and adjustable rate securities of non-governmental issuers which are rated, at the time of acquisition, no lower than one of the three highest rating categories by a nationally recognized statistical rating organization (“NRSRO”), or if not so rated, are considered by the investment adviser to be of comparable quality.

The Government Fund intends to invest in the securities of U.S. government-sponsored entities including the Federal Home Loan Mortgage Corporation (“FHLMC”), the Federal National Mortgage Association (“FNMA”) and the Federal Home Loan Banks (“FHLBs”). Not all U.S. government-sponsored entities are backed by the full faith and credit of the United States government. Examples of entities that are not backed by the full faith and credit of the United States government include FHLMC, FNMA and FHLBs. These entities are, however, supported through federal subsidies, loans or other benefits. The Government Fund may also invest in U.S. government-sponsored entities which are supported by the full faith and credit of the U.S. government, such as the Government National Mortgage Association (“GNMA”). Finally, the Government Fund may invest in a few governmental entities which have no explicit financial support, but which are regarded as having implied support because the federal government sponsors their activities. Such entities include the Farm Credit System and the Financing Corporation.

THE RIVERFRONT U.S. GOVERNMENT SECURITIES MONEY MARKET FUND
(“MONEY MARKET FUND”)

The Money Market Fund offers two separate share classes: Investor A Shares and Institutional Shares. This prospectus applies only to the Investor A Shares.

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Objective: The Money Market Fund’s objective is to seek current income from short-term, U.S. government securities while preserving capital and maintaining liquidity.

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Principal Strategy: The Money Market Fund pursues its objective by investing solely in obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities, maturing in 397 days or less, and in repurchase agreements secured by such obligations. The dollar-weighted average maturity of the Money Market Fund will not exceed 90 days.

The Money Market Fund intends to invest in the securities of U.S. government-sponsored entities including FHLMC, FNMA and FHLBs. Not all U.S. government-sponsored entities are backed by the full faith and credit of the United States government. Examples of entities that are not backed by the full faith and credit of the United States government include FHLMC, FNMA and FHLBs. These entities are, however, supported through federal subsidies, loans or other benefits. The Money Market Fund may also invest in U.S. government-sponsored entities which are supported by the full faith and credit of the U.S. government, such as GNMA. Finally, the Money Market Fund may invest in a few governmental entities which have no explicit financial support, but which are regarded as having implied support because the federal government sponsors their activities. Such entities include the Farm Credit System and the Financing Corporation.

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PRINCIPAL RISKS OF THE FUNDS

In addition to the risks set forth below that are specific to an investment in a particular Fund, there are risks common to all mutual funds.

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For example, a Fund’s share price may decline and an investor could lose money. Thus, although the Money Market Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in any of the Provident Riverfront Funds. Also, there is no assurance that a Fund will achieve its investment objective. You should be aware that the shares offered by this prospectus are not deposits or obligations of any bank, including The Provident Bank (“Provident”), are not endorsed or guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. An investment in any one or all of the Funds does not necessarily constitute a balanced investment program for any one investor.

	Large		Small	Select		Money
	Company	Balanced	Company	Value	Government	Market
Risks	Fund	Fund	Fund	Fund	Fund	Fund

Stock Market Risks(1)	x	x	x	x

Bond Market Risks(2)		x		x	x	x

Risks Related to Company Size(3)			x

Market Trends/Style Risks(4)	x	x	x	x

Credit Risks(5)		x			x	x

Call Risks(6)		x			x

Prepayment Risks(7)		x			x

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The following is a summary description of these risk factors. A complete description of the risks can be found in “Principal Risks of Investing in the Funds” herein.

(1)	The risk posed by the fact that the value of equity securities rise and fall, sometimes abruptly.
(2)	The risk posed by the fact that prices of fixed income securities rise and fall in response to interest rate changes.
(3)	The risk posed by smaller market capitalization companies tending to have fewer shareholders, less liquidity, more volatility, unproven track records, limited product or service base and limited access to capital.
(4)	The risk that different types of stocks tend to shift into and out of favor with stock market investors depending on market and economic conditions. For instance, from time to time, the stock market may not favor value-oriented stocks.
(5)	The possibility that an issuer will default on a security by failing to pay interest or principal when due.
(6)	The possibility that the issuer may redeem a fixed income security before maturity at a price below its current market price and that a Fund may have to reinvest the proceeds in other debt securities with lower interest rates.
(7)	The risk posed by the relative volatility of mortgage-backed securities due to the likelihood of prepayments which increase in a declining interest rate environment and decrease in a rising interest rate environment.

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RISK RETURN BAR CHARTS AND TABLES

LARGE COMPANY FUND

The performance information shown below will help you analyze the Large Company Fund’s investment risks in light of its historical returns. The bar chart shows the variability of the Large Company Fund’s Investor A Shares and Predecessor Collective Trust Fund’s total returns on a calendar year-by-year basis. The Average Annual Total Return table shows returns averaged over the stated periods, and includes comparative performance information. The Large Company Fund’s performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results.

CALENDAR YEAR TOTAL RETURNS (INVESTOR A SHARES)

The Large Company Fund’s Investor A Shares are sold subject to a sales charge (load). The impact of the sales charges are not reflected in the total returns above, and if these amounts were reflected, the total returns would be less than those shown.

Within the periods shown in the bar chart, the Large Company Fund’s Investor A Shares highest quarterly return was 32.35% (quarter ended December 31, 1998). Its lowest quarterly return was (21.15)% (quarter ended September 30, 2001).

AVERAGE ANNUAL TOTAL RETURN TABLE

The accompanying table represents the Large Company Fund’s Investor A and Investor B Shares Average Annual Total Returns, reduced to reflect applicable sales charges for the calendar periods ended December 31, 2003. Return Before Taxes is shown for all classes. In addition, Return After Taxes is shown for Investor A Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor’s personal tax situation, and are likely to differ from those shown. The table also shows returns for the S&P 500 Index, a broad-based market index, and the Russell 1000 Growth Index. Index returns do not reflect taxes, sales charges, expenses or other fees that the SEC requires to be reflected in the Large Company Fund’s performance. Indexes are unmanaged, and it is not possible to invest directly in an index.

(For the periods ended December 31, 2003)

				Start of
	1 Year	5 Year	10 Year	Performance(1)

Investor A Shares:

Return Before Taxes	16.16%	(7.89)%	7.16%	N/A

Return After Taxes on

Distributions(2)	16.16%	(8.58)%	5.76%	N/A

Return After Taxes on

Distributions and Sale of Fund Shares(2)	10.51%	(5.85)%	5.74%	N/A

Investor B Shares:

Return Before Taxes	16.67%	(8.07)%	N/A	2.27%

S&P 500 Index(3)	28.67%	(0.57)%	11.06%	N/A

Russell 1000 Growth Index(4)	29.76%	(5.11)%	9.21%	N/A

(1) The Large Company Fund’s Investor A and Investor B Shares start of performance dates were August 30, 1986 and January 2, 1997, respectively. The average annual total returns for Investor A Shares includes performance of certain collective trust fund accounts advised by Provident (former adviser to the Large Company Fund), for periods dating back to August 30, 1986, as adjusted to reflect expenses associated with the Large Company Fund.

(2) After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Large Company Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns for Investor B Shares will differ from those shown above for Investor A Shares. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

(3) The S&P 500 Index is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

(4) The Russell 1000 Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.

BALANCED FUND

The performance information shown below will help you analyze the Balanced Fund’s investment risks in light of its historical returns. The bar chart shows the variability of Balanced Fund’s Investor A Shares total returns on a calendar year-by-year basis. The Average Annual Total Return table shows returns averaged over the stated periods, and includes comparative performance information. The Balanced Fund’s performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results.

CALENDAR YEAR TOTAL RETURNS (INVESTOR A SHARES)

The Balanced Fund’s Investor A Shares are sold subject to a sales charge (load). The impact of the sales charges are not reflected in the total returns above, and if these amounts were reflected, total returns would be less than those shown.

Within the periods shown in the bar chart, the Balanced Fund’s Investor A Shares highest quarterly return was 15.10% (quarter ended December 31, 1998). Its lowest quarterly return was (11.82)% (quarter ended September 30, 2001).

AVERAGE ANNUAL TOTAL RETURN TABLE

The accompanying table represents the Balanced Fund’s Investor A and Investor B Shares Average Annual Total Returns, reduced to reflect applicable sales charges for the calendar periods ended December 31, 2003. Return Before Taxes is shown for all classes. In addition, Return After Taxes is shown for Investor A Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor’s personal tax situation, and are likely to differ from those shown. The table also shows returns for S&P 500, a broad-based market index, and the Lehman Brothers Government/Credit Bond Index. Index returns do not reflect taxes, sales charges, expenses or other fees that the SEC requires to be reflected in the Balanced Fund’s performance. Indexes are unmanaged, and it is not possible to invest directly in an index.

(For the periods ended December 31, 2003)

			Start of
	1 Year	5 Year	Performance(1)

Investor A Shares:

Return Before Taxes	11.13%	(1.79)%	5.81%

Return After Taxes on Distributions(2)	11.11%	(3.00)%	3.59%

Return After Taxes on Distributions and Sale of Fund Shares(2)	7.24%	(1.98)%	3.78%

Investor B Shares:

Return Before Taxes	11.44%	(1.98)%	5.97%

S&P 500 Index(3)	28.67%	(0.57)%	N/A

Lehman Brothers Government/Credit Bond Index(4)	4.68%	6.66%	N/A

(1) The Balanced Fund’s Investor A and Investor B Shares start of performance dates were September 1, 1994 and January 17, 1995, respectively.

(2) After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Balanced Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns for Investor B Shares will differ from those shown above for Investor A Shares. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

(3) The S&P 500 Index is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

(4) The Lehman Brothers Government/Credit Bond Index is composed of all bonds that are investment grade rated Baa or higher by Moody’s Investors Service or BBB or higher by Standard & Poor’s, if unrated by Moody’s Investors Service. Issues must have at least one year to maturity. Total return comprises price appreciation/depreciation and income as a percentage of the original investment. Indexes are rebalanced monthly by market capitalization.

SMALL COMPANY FUND

The performance information shown below will help you analyze the Small Company Fund’s investment risks in light of its historical returns. The bar chart shows the variability of Small Company Fund’s Investor A Shares total returns on a calendar year-by-year basis. The Average Annual Total Return table shows returns averaged over the stated periods, and includes comparative performance information. The Small Company Fund’s performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results.

CALENDAR YEAR TOTAL RETURNS (INVESTOR A SHARES)

The Small Company Fund’s Investor A Shares are sold subject to a sales charge (load). The impact of the sales charges are not reflected in the total returns above, and if these amounts were reflected, total returns would be less than those shown.

Within the periods shown in the chart, the Small Company Fund’s Investor A Shares highest quarterly return was 46.16% (quarter ended December 31, 1999). Its lowest quarterly return was (38.72)% (quarter ended March 31, 2001).

AVERAGE ANNUAL TOTAL RETURN TABLE

The accompanying table represents the Small Company Fund’s Investor A and Investor B Shares Average Annual Total Returns, reduced to reflect applicable sales charges for the calendar periods ended December 31, 2003. Return Before Taxes is shown for all classes. In addition, Return After Taxes is shown for Investor A Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor’s personal tax situation, and are likely to differ from those shown. The table also shows returns for the S&P 600 Small Cap Index, a broad-based market index, and the S&P 600 Small Cap/Barra Growth Index. Index returns do not reflect taxes, sales charges, expenses or other fees that the SEC requires to be reflected in the Small Company Fund’s performance. Indexes are unmanaged, and it is not possible to invest directly in an index.

(For the periods ended December 31, 2003)

				Start of
	1 Year	5 Year	10 Year	Performance(1)

Investor A Shares:

Return Before Taxes	38.46%	(7.08)%	0.15%	N/A

Return After Taxes on

Distributions(2)	38.46%	(7.96)%	(2.24)%	N/A

Return After Taxes on

Distributions and Sale

of Fund Shares(2)	25.00%	(6.00)%	(0.95)%	N/A

Investor B Shares:

Return Before Taxes	39.69%	(7.21)%	N/A	(1.75)%

S&P 600 Small Cap Index(3)	37.53%	8.80%	10.46%	N/A

S&P 600 Small Cap/Barra Growth Index(4)	37.31%	6.67%	8.75%	N/A

(1) The Small Company Fund’s Investor A and Investor B Shares start of performance dates were July 23, 1987 and October 1, 1995, respectively. The Average Annual Total Returns for the Investor A Shares includes performance history of the MIM Stock Appreciation Fund, the predecessor to the Small Company Fund, for performance and accounting purposes, which was acquired by the Small Company Fund as of September 30, 1995.

(2) After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Small Company Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns for Investor B Shares will differ from those shown above for Investor A Shares. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

(3) The S&P 600 Small Cap Index is an unmanaged capitalization-weighted index representing all major industries in the small-cap of the U.S. stock market.

(4) The S&P 600 Small Cap/Barra Growth Index is a market capitalization-weighted index of the stocks in the S&P 600 having the highest price-to-book ratios. The index consists of approximately half of the S&P 600 on a market capitalization basis.

SELECT VALUE FUND

The performance information shown below will help you analyze the Select Value Fund’s investment risks in light of its historical returns. The bar chart shows the variability of the Select Value Fund’s Investor A Shares total returns on a calendar year-by-year basis. The Average Annual Total Return table shows returns averaged over the stated periods, and includes comparative performance information. The Select Value Fund’s performance will fluctuate and past performance (before and after taxes) is no guarantee of future results.

CALENDAR YEAR TOTAL RETURNS (INVESTOR A SHARES)

The Select Value Fund’s Investor A Shares are sold subject to a sales charge (load). The impact of the sales charges are not reflected in the total returns above, and if these amounts were reflected, total returns would be less than those shown.

Within the periods shown in the bar chart, the Select Value Fund’s Investor A Shares highest quarterly return was 12.72% (quarter ended June 30, 1997). Its lowest quarterly return was (20.15)% (quarter ended September 30, 2002).

AVERAGE ANNUAL TOTAL RETURN TABLE

The accompanying table represents the Select Value Fund’s Investor A and Investor B Shares Average Annual Total Returns, reduced to reflect applicable sales charges for the calendar periods ended December 31, 2003. Return Before Taxes is shown for all classes. In addition, Return After Taxes is shown for Investor A Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor’s personal tax situation, and are likely to differ from those shown. The table also shows returns for the S&P 500 Index, a broad-based market index, and the Russell 1000 Value Index. Index returns do not reflect taxes, sales charges, expenses or other fees that the SEC requires to be reflected in the Select Value Fund’s performance. Indexes are unmanaged, and it is not possible to invest directly in an index.

(For the periods ended December 31, 2003)

				Start of
	1 Year	5 Year	10 Year	Performance(1)

Investor A Shares:

Return Before Taxes	20.62%	(5.17)%	5.13%	N/A

Return After Taxes on Distributions(2)	20.58%	(5.20)%	2.04%	N/A

Return After Taxes on Distributions and Sale of Fund Shares(2)	13.41%	(4.33)%	2.56%	N/A

Investor B Shares:

Return Before Taxes	21.49%	(5.39)%	N/A	5.10%

S&P 500 Index(3)	28.67%	(0.57)%	11.06%	N/A

Russell 1000 Value Index(4)	30.03%	3.57%	11.87%	N/A

(1) The Select Value Fund’s Investor A and Investor B Shares start of performance dates were October 8, 1992 and January 17, 1995, respectively.

(2) After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Select Value Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns for Investor B Shares will differ from those shown above for Investor A Shares. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

(3) The S&P 500 Index is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

(4) The Russell 1000 Value Index measures the performance of the 1000 largest of the 3000 largest U.S.-domiciled companies (based on total market capitalization) with lower price-to-book ratios and lower forecasted growth values.

GOVERNMENT FUND

The performance information shown below will help you analyze the Government Fund’s investment risks in light of its historical returns. The bar chart shows the variability of Government Fund’s Investor A Shares total returns on a calendar year-by-year basis. The Average Annual Total Return table shows returns averaged over the stated periods, and includes comparative performance information. The Government Fund’s performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results.

CALENDAR YEAR TOTAL RETURNS (INVESTOR A SHARES)

The Government Fund’s Investor A Shares are sold subject to a sales charge (load). The impact of the sales charges are not reflected in the total returns above, and if these amounts were reflected, total returns would be less than those shown.

Within the periods shown in the bar chart, the Government Fund’s Investor A Shares highest quarterly return was 4.87% (quarter ended June 30, 1995). Its lowest quarterly return was (3.24)% (quarter ended March 31, 1994).

AVERAGE ANNUAL TOTAL RETURN TABLE

The accompanying table represents the Government Fund’s Investor A and Investor B Shares Average Annual Total Returns, reduced to reflect applicable sales charges for the calendar periods ended December 31, 2003. Return Before Taxes is shown for all classes. In addition, Return After Taxes is shown for Investor A Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor’s personal tax situation, and are likely to differ from those shown. The table also shows returns for the Lehman Brothers U.S. Intermediate Government Bond Index, a broad-based market index, and the Morningstar Intermediate Government Average, an average of funds with similar investment objectives. Index returns do not reflect taxes, sales charges, expenses or other fees that the SEC requires to be reflected in the Government Fund’s performance. Indexes and averages are unmanaged, and it is not possible to invest directly in an index or an average.

(For the periods ended December 31, 2003)

				Start of
	1 Year	5 Year	10 Year	Performance(1)

Investor A Shares:

Return Before Taxes	(2.33)%	4.38%	4.78%	N/A

Return After Taxes on Distributions(2)	(3.57)%	2.35%	2.61%	N/A

Return After Taxes on Distributions and Sale of Fund Shares(2)	(1.44)%	2.48%	2.69%	N/A

Investor B Shares:

Return Before Taxes	(2.30)%	4.22%	N/A	5.60%

Lehman Brothers U.S. Intermediate Government Bond Index(3)	2.29%	6.18%	6.32%	N/A

Morningstar Intermediate Government Average(4)	2.15%	5.51%	5.81%	N/A

(1) The Government Fund’s Investor A and Investor B Shares start of performance dates were October 8, 1992 and January 17, 1995, respectively.

(2) After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Government Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns for Investor B Shares will differ from those shown above for Investor A Shares. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

(3) The Lehman Brothers U.S. Intermediate Government Bond Index is an unmanaged index comprised of all publicly issued, non-convertible domestic debt of the U.S. government or any agency guaranteed by the U.S. government.

(4) Morningstar figures represent the average total returns reported by all mutual funds designated by Morningstar, Inc. as falling into the category indicated. They do not reflect sales charges.

MONEY MARKET FUND

CALENDAR YEAR TOTAL RETURNS (INVESTOR A SHARES)

Historically, the Money Market Fund has maintained a constant $1.00 net asset value per share. The bar chart shows the variability of the Money Market Fund’s Investor A Shares total returns on a calendar year-end basis.

The Money Market Fund’s Investor A Shares are sold without a sales charge (load). The total returns displayed above are based upon net asset value.

Within the periods shown in the bar chart, the Money Market Fund’s Investor A Shares highest quarterly return was 1.54% (quarter ended September 30, 2000). Its lowest quarterly return was 0.09% (quarter ended December 31, 2003).

AVERAGE ANNUAL TOTAL RETURN TABLE

The following table represents the Money Market Fund’s Investor A Shares Average Annual Total Returns for the calendar periods ended December 31, 2003.

Calendar Period

1 Year	0.43%

5 Year	3.07%

10 Year	3.95%

The Money Market Fund’s 7-Day Net Yield as of December 31, 2003 was 0.36%. Investors may call the Money Market Fund at 1-800-424-2295 to acquire the current 7-Day Net Yield.

Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Money Market Fund’s investment risks are balanced by its potential returns.

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WHAT ARE THE FUNDS’ FEES AND EXPENSES?

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This table describes the fees and expenses that you may pay if you buy and hold Investor A Shares of the Funds.

	Large		Small	Select		Money
	Company	Balanced	Company	Value	Government	Market
	Fund	Fund	Fund	Fund	Fund	Fund

Shareholder Fees

Fees Paid Directly From Your Investment

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.50%	4.50%	4.50%	4.50%	4.50%	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None	None	None	None	None	None

Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None	None	None	None	None	None

Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None	None	None	None	None

Exchange Fee	None	None	None	None	None	None

Annual Fund Operating Expenses (Before Waivers)(1)

Expenses That are Deducted From Fund Assets

(as a percentage of average net assets)

Management Fee	0.80%	0.90%(2)	0.80%	0.95%(2)	0.40%	0.15%

Distribution (12b-1) Fee	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%

Shareholder Service Fee	None	None	None	None	None	None

Other Expenses	0.90%	0.95%	1.82%	0.94%	0.51%	0.34%

Total Annual Fund Operating Expenses	1.95%	2.10%	2.87%	2.14%	1.16%	0.74%(3)

(1) Although not contractually obligated to do so, the Adviser waived certain amounts. These waivers are shown below along with the net expenses paid for the fiscal year ended December 31, 2003 with respect to the Balanced Fund and Select Value Fund.

Total Waiver of Fund Expenses	0.00%	0.10%	0.00%	0.15%	0.00%	0.00%
Total Actual Annual Fund Operating Expenses (after waiver)	1.95%	2.00%	2.87%	1.99%	1.16%	0.74%

(2) The Adviser voluntarily waived a portion of the management fee for the fiscal year ended December 31, 2003. The Adviser can terminate this voluntary waiver at any time. The management fee paid by the Balanced Fund and Select Value Fund (after voluntary reduction) was 0.80% and 0.85%, respectively, for the fiscal year ended December 31, 2003.

(3) With respect to the Money Market Fund, Total Fund Actual Operating Expenses (after anticipated waivers) are based on anticipated expenses for the fiscal year ending December 31, 2004. Total Actual Annual Fund Operating Expenses (after waiver) were 0.73%, for the fiscal year ended December 31, 2003.

EXAMPLE

This Example is intended to help you compare the cost of investing in Investor A Shares of the Funds with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in each Fund’s Investor A Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s Investor A Shares operating expenses are before waivers as shown in the table and remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

	Large		Small	Select
	Company	Balanced	Company	Value	Government	Money Market
	Fund	Fund	Fund	Fund	Fund	Fund
1 Year	$639	$644	$727	$643	$563	$76

3 Years	$1,035	$1,069	$1,299	$1,076	$802	$237

5 Years	$1,455	$1,519	$1,895	$1,534	$1,060	$411

10 Years	$2,622	$2,764	$3,501	$2,800	$1,796	$918

WHAT ARE THE FUNDS’ FEES AND EXPENSES?

This table describes the fees and expenses that you may pay if you buy and hold Investor B Shares of the Funds.

	Large		Small	Select
	Company	Balanced	Company	Value	Government
	Fund	Fund	Fund	Fund	Fund

Shareholder Fees
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)(1)	4.00%	4.00%	4.00%	4.00%	4.00%

						Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None	None	None	None	None

Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None	None	None	None

Exchange Fee	None	None	None	None	None
Annual Fund Operating Expenses (Before Waivers)(2)
Expenses That are Deducted From Fund Assets
(as a percentage of average net assets)
Management Fee	0.80%	0.90%(3)	0.80%	0.95%(3)	0.40%

Distribution (12b-1) Fee	1.00%	1.00%	1.00%	1.00%	1.00%

Shareholder Service Fee	None	None	None	None	None

Other Expenses	0.90%	0.95%	1.82%	0.94%	0.51%

Total Annual Fund Operating Expenses(4)	2.70%	2.85%	3.62%	2.89%	1.91%

(1) The contingent deferred sales charge is 4.00% in the first year, declining to 1.00% in the sixth year and then 0.00% thereafter. See “What Do Shares Cost—Sales Charge When You Redeem”.
(2) Although not contractually obligated to do so, the Adviser waived certain amounts. These waivers are shown below along with the net expenses paid for the fiscal year ended December 31, 2003 with respect to the Balanced Fund and Select Value Fund.

Total Waiver of Fund Expenses	0.00%	0.10%	0.00%	0.15%	0.00%
Total Actual Annual Fund Operating Expenses (after waiver)	2.70%	2.75%	3.62%	2.74%	1.91%
(3) The Adviser voluntarily waived a portion of the management fee for the fiscal year ended December 31, 2003. The Adviser can terminate this voluntary waiver at any time. The management fee paid by the Balanced Fund and Select Value Fund (after voluntary reduction) 0.80% and 0.85%, respectively, for the fiscal year ended December 31, 2003.

(4) After Investor B Shares have been held for eight years from the date of purchase, they will automatically convert to Investor A Shares on or about the 15th of the following month. Investor A Shares incur lower operating expenses than Investor B Shares.

EXAMPLE

This Example is intended to help you compare the cost of investing in Investor B Shares of the Funds with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in each Fund’s Investor B Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s Investor B Shares operating expenses are before waivers as shown in the table and remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

	Large		Small	Select
	Company	Balanced	Company	Value	Government
	Fund	Fund	Fund	Fund	Fund

1 Year
Expenses assuming redemption	$673	$678	$765	$677	$594

Expenses assuming no redemption	$273	$278	$365	$277	$194

3 Years
Expenses assuming redemption	$1,238	$1,274	$1,509	$1,281	$1,000

Expenses assuming no redemption	$838	$874	$1,109	$881	$600

5 Years
Expenses assuming redemption	$1,630	$1,695	$2,074	$1,710	$1,232

Expenses assuming no redemption	$1,430	$1,495	$1,874	$1,510	$1,032

10 Years
Expenses assuming redemption	$2,851	$2,991	$3,715	$3,026	$2,038

Expenses assuming no redemption	$2,851	$2,991	$3,715	$3,026	$2,038

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INVESTMENT STRATEGIES FOR THE FUNDS

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LARGE COMPANY FUND

In selecting portfolio securities for the Large Company Fund, Provident Investment Advisors, Inc., the Funds’ investment adviser (“Adviser”), considers numerous fundamental factors and criteria in an effort to identify issuers that offer above average growth prospects relative to the S&P 500 Index. Some of the fundamental factors examined include earnings growth, earnings stability, revenue growth, cash flow growth, and profitability measures such as return on equity and gross margins. While the Large Company Fund will generally invest in the equity securities of issuers with market capitalizations, at the time of acquisition, that fall within the market capitalization range of the S&P 500 Index, the Large Company Fund may buy securities in initial public offerings and will generally participate in such offerings without regard to market capitalization of the issuer. The Large Company Fund uses a sector weighted selection process based upon its economic view of the market and uses fundamental analysis of individual companies in which the Large Company Fund intends to invest. Fundamental analysis includes an examination of an issuer’s financial condition, business strength, brand awareness and competitive position.

The Adviser uses the Russell 1000 Growth Index for portfolio modeling and comparison purposes. The Large Company Fund will typically over-weight (having a relatively greater percentage of its assets invested in a sector than the Russell 1000 Growth Index allocation in that sector) the sectors perceived by the Adviser to be faster growing and under-weight (having a relatively smaller percentage of its assets invested in a sector than the Russell 1000 Growth Index allocation in that sector) in the sectors perceived by the Adviser to be slower growing. Other important factors in security selection include: quality of management, competitive positioning of the companies within their industries, and stability of ongoing growth in revenue and earnings.

The Large Company Fund may invest up to 50% of total Fund assets in any one sector the Adviser deems appropriate.

BALANCED FUND

The Balanced Fund can own a combination of equity securities, fixed income securities, convertible securities and cash equivalents. The Adviser determines the Balanced Fund’s asset allocation among these types of instruments on an ongoing basis. Asset allocation decisions are based upon a strategic view of the economy and the financial markets and are focused on balancing the risk and return characteristics.

The portion of the Balanced Fund’s portfolio invested in equity securities will generally be invested in issuers with above-average growth prospects and market capitalization, at the time of acquisition, that falls within the market capitalization range of the S&P 500 Index. The Adviser will consider an issuer’s revenue, earnings and cash flow growth when determining which issuers appear to present the opportunity for above-average growth. The Adviser believes that the Balanced Fund will, under normal market conditions, invest at least 40% and not more than 75% of the Fund’s total assets in common stocks.

The portion of the Balanced Fund’s portfolio invested in fixed income securities will generally be invested in investment grade instruments. The Balanced Fund will invest at least 25% of the Fund’s total assets in U.S. Treasury securities or agency securities. The Balanced Fund will invest in Treasury securities generally without limitation as to duration parameters, based upon the Adviser’s determination of current economic and market conditions. Duration measures the price sensitivity of a fixed income security to changes in interest rates, and is an alternative measure to a security’s maturity.

The Balanced Fund may invest up to 50% of total Fund assets in any one sector the Adviser deems appropriate.

SMALL COMPANY FUND

In determining which small companies appear to have appreciation potential, the Adviser considers various fundamental and technical standards. For example, the Adviser evaluates product position, management quality and sustainability of current growth trends of earnings and revenues of these companies. Issuers with similar characteristics may be grouped together in broad categories called sectors. The Adviser incorporates a view of the overall economy to assist in determining the level of exposure to any given sector and generally will allocate the Small Company Fund’s portfolio among sectors based upon that view. The Small Company Fund may also buy securities in initial public offerings based upon its fundamental analysis of the issuer.

The Small Company Fund may invest up to 50% of total Fund assets in any one sector the Adviser deems appropriate.

SELECT VALUE FUND

The Select Value Fund intends to pursue its investment objective by investing primarily in equity securities that, in the opinion of the Adviser, offer the potential for capital growth. The Select Value Fund will use a value approach to investing by selecting securities of companies judged to be undervalued relative to the Adviser’s assessment of current or projected earnings growth of the company, current market value of its assets, current valuations within the equity markets in general, or historical valuation levels of the company or its peers. The Select Value Fund may invest in debt securities of companies that have market capitalizations, at the time of acquisition, that fall within the market capitalization range of the S&P 500 Index.

The Adviser uses the Russell 1000 Value Index for portfolio modeling and comparison purposes. The Select Value Fund will typically over-weight (having a relatively greater percentage of its assets invested in a sector than the Russell 1000 Value Index allocation in that sector) the sectors perceived by the Adviser to be faster growing and underweight (having a relatively smaller percentage of its assets invested in a sector than the Russell 1000 Value Index allocation in that sector) in the sectors perceived by the Adviser to be slower growing. Other important factors in security selection include: quality of management, competitive positioning of the companies within their industries, and stability of ongoing growth in revenue and earnings.

The Select Value Fund may invest up to 50% of total Fund assets in any one sector the Adviser deems appropriate.

GOVERNMENT FUND

The Government Fund invests in a diversified portfolio of investment grade debt securities, focusing primarily on securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, including U.S. Treasury securities, agency securities and mortgage-backed securities (“U.S. government securities”). The Government Fund may also invest from time to time in corporate bonds, privately issued mortgage-backed securities and asset-backed securities. The Adviser invests in these securities by setting an average duration target based upon the Adviser’s interest rate outlook. In constructing a portfolio with a targeted average duration, the Adviser generally uses ongoing relative value analysis to compare current yield differences in securities to their historical and expected yield differences. The Government Fund has no set duration parameters regarding these securities.

MONEY MARKET FUND

The Money Market Fund’s investments are governed by Rule 2a-7 (the “Rule”) of the Investment Company Act of 1940, as amended (“1940 Act”). In accordance with the Rule, the Money Market Fund may only invest in those U.S. government securities which are denominated in U.S. dollars, are appropriate to the Money Market Fund’s objective of maintaining a stable net asset value, present minimal credit risks, are diversified at the time of acquisition when taken together with all other holdings of the Money Market Fund, according to the limits of the Rule, and are “Eligible Securities.” Eligible Securities under the Rule generally include all U.S. government securities. The Adviser will increase or decrease the average weighted portfolio maturity of the Money Market Fund in response to the Adviser’s perceptions regarding current economic and market conditions.

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PRINCIPAL SECURITIES IN WHICH THE FUNDS INVEST

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The following describes the types of securities in which the Funds may invest.

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EQUITY SECURITIES

Equity securities represent a share of an issuer’s earnings and assets, after the issuer pays its liabilities. The following describes the principal types of equity securities in which certain of the Funds may invest.

Common Stocks

Common stocks are the most common type of equity security. While holders of common stocks may receive a portion of the issuer’s earnings in the form of dividends, dividends are generally only paid after the issuer pays its creditors and any preferred stockholders. In addition, issuers generally have discretion as to the payment of any dividends. Therefore, a Fund cannot predict the income it will receive, if any, from common stocks. However, common stocks offer greater potential for appreciation than many other types of securities because their value generally increases with the value of the issuer’s business. As a result, changes in an issuer’s earnings may directly influence the value of its common stock.

Preferred Stocks

Preferred stocks have the right to receive specified dividends or distributions before the issuer makes payments on its common stock. Some preferred stocks also participate in dividends and distributions paid on common stock. Preferred stocks may also permit the issuer to redeem the stock. Because preferred stock dividends usually must be paid before common stock dividends, preferred stocks generally entail less risk than common stocks. However, preferred stocks do not represent a liability of the issuer and, therefore, do not offer the same degree of protection of capital or assurance of continued income as investments in corporate debt securities.

FIXED INCOME SECURITIES

Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and do not normally increase with the issuer’s earnings. This limits the potential appreciation of fixed income securities as compared to equity securities. Fixed income securities are generally subject to bond market risks and credit risks.

A debt security’s yield measures the annual income earned on that security as a percentage of its price. A debt security’s yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than its stated principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

The following describes the principal types of fixed income securities in which certain of the Funds may invest.

Treasury Securities

Treasury securities are direct obligations of the federal government of the United States. Treasury securities are generally regarded as having the lowest credit risk.

Agency Securities

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Agency securities are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority. Some government entities are supported by the full faith and credit of the United States. Such entities include the GNMA, Small Business Administration, Farm Credit System Financial Assistance Corporation, Farmers Home Administration, Federal Financing Bank, General Services Administration, and Washington Metropolitan Area Transit Authority Bonds.

Other government entities receive support through federal subsidies, loans or other benefits. For example, the U.S. Treasury is authorized to purchase specified amounts of securities issued by FHLBs, FHLMC and FNMA in support of such obligations.

A few government entities have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. Such entities include the Farm Credit System and the Financing Corporation.

Investors regard agency securities as having low credit risks, but not as low as Treasury securities.

A Fund treats mortgage-backed securities guaranteed by a government sponsored entity as if issued or guaranteed by a federal agency. Although such a guarantee protects against credit risks, it does not reduce the market and prepayment risks.

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Mortgage-Backed Securities

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Mortgage-backed securities represent interests in pools of mortgage obligations. The mortgage obligations that comprise a pool normally have similar interest rates, maturities, and other terms. Mortgage obligations may have fixed or adjustable interest rates. Interests in pools of adjustable rate mortgage obligations are known as ARMs.

Mortgage-backed securities come in a variety of forms. Many have extremely complicated terms. The simplest form of mortgage-backed securities is pass-through certificates. An issuer of pass-through certificates gathers monthly payments from an underlying pool of mortgage obligations. Then, the issuer deducts its fees and expenses and passes the balance of the payments onto the certificate holders once a month. Holders of pass-through certificates receive a pro rata share of all payments and pre-payments from the underlying mortgage obligations. As a result, the holders assume all the prepayment risks of the underlying mortgage obligations.

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Asset-Backed Securities

Asset-backed securities are payable from pools of obligations other than mortgages. Most asset-backed securities involve consumer or commercial debts with maturities of less than ten years. However, almost any type of fixed income asset (including other fixed income securities) may be used to create an asset-backed security. Asset-backed securities may take the form of commercial paper, notes, or pass-through certificates. Asset-backed securities have prepayment risks.

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Corporate Debt Securities

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Corporate debt securities are fixed income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most common types of corporate debt securities. A Fund may also purchase interests in bank loans to companies. The credit risks of corporate debt securities vary widely among issuers.

In addition, the credit risk of an issuer’s debt security may vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated) securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of senior securities may receive amounts otherwise payable to the holders of subordinated securities. Some subordinated securities, such as trust preferred and capital securities notes, also permit the issuer to defer payments under certain circumstances. For example, insurance companies issue securities known as surplus notes that permit the insurance company to defer any payment that would reduce its capital below regulatory requirements.

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REPURCHASE AGREEMENTS

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Repurchase agreements are transactions in which a Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting a Fund’s return on the transaction. This return is unrelated to the interest rate on the underlying security. A Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.

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The Funds’ custodian or an approved sub-custodian will generally take possession of the securities subject to repurchase agreements. The Adviser will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.

Repurchase agreements are subject to credit risks of the dealer or bank acting as the counterparty.

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TEMPORARY DEFENSIVE INVESTMENTS

To minimize potential losses and maintain liquidity necessary to meet shareholder redemptions during adverse market conditions, each of the Funds (except the Money Market Fund) may temporarily depart from its principal investment strategy by investing up to 100% of Fund assets in cash or short-term, high quality money market instruments (e.g. commercial paper, repurchase agreements, etc.). This may cause a Fund to temporarily forego greater investment returns for the safety of principal and fail to meet its investment objective.

INVESTMENT RATINGS

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The Funds (other than the Money Market Fund) may invest in securities rated investment grade. The Adviser will determine whether a security is investment grade based upon the credit ratings given by one or more NRSROs. For example, Standard and Poor’s, a rating service, assigns ratings to investment grade securities (AAA, AA, A and BBB) based on their assessment of the likelihood of the issuer’s inability to pay interest or principal (default) when due on each security. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser’s credit assessment that the security is comparable to investment grade.

Some securities in which the Funds (other than the Money Market Fund) invest will be rated in the lowest investment grade category (BBB). Securities rated BBB by Standard and Poor’s have some speculative characteristics. Unrated securities will be determined by the Adviser to be of like quality and may have greater risk (but a potentially higher yield) than comparable rated securities. If a security is downgraded, the Adviser will re-evaluate the security and determine whether or not the security remains an acceptable investment.

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PORTFOLIO TURNOVER

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None of the Funds intend to invest for the purpose of seeking short-term profits. Securities of each Fund (except the Money Market Fund) will be sold without regard to the length of time they have been held when the Adviser believes it is appropriate to do so in light of that Fund’s investment objective. A higher portfolio turnover rate increases transaction expenses that must be borne directly by a Fund (and thus indirectly by its shareholders), and affect Fund performance. In addition, a high rate of portfolio turnover may result in the realization of larger amounts of capital gains which, when distributed to shareholders, are taxable to them.

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PRINCIPAL RISKS OF INVESTING IN THE FUNDS

STOCK MARKET RISKS

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  The value of equity securities in a Fund’s portfolio will rise and fall. These fluctuations could be a sustained trend or a drastic movement. Individual stocks held in a Fund’s portfolio are affected by factors such as corporate earnings, production, management and sales. Stock markets are affected by numerous factors, including interest rates, the outlook for corporate profits, the health of the national and world economies, national and world social and political events, and the fluctuations of other stock markets around the world. A Fund’s portfolio will reflect changes in prices of individual portfolio stocks or general changes in stock valuations. Consequently, a Fund’s share price may decline.

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  The Adviser attempts to manage market risk by limiting the amount a Fund invests in each company’s equity securities. However, diversification will not protect a Fund against widespread or prolonged declines in the stock market.

BOND MARKET RISKS

  Prices of fixed income securities rise and fall in response to interest rate changes for similar securities. Generally, when interest rates rise, prices of fixed income securities fall.
  Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates and is an alternative measure to a security’s maturity.
  The Funds are also subject to inflation risk. Inflation risk is the risk to investments caused by market expectations of higher prices for goods and services. Inflationary expectations are generally associated with higher interest rates and, accordingly, higher yields and lower prices on fixed-rate debt securities. Because inflation reduces the purchasing power of income produced by existing fixed-rate debt securities, such as bonds and notes, the prices at which these securities trade will be reduced to compensate for the fact that the income they produce is worth less. This potential decrease in market value would be the measure of the inflation risk incurred by a Fund.

RISKS RELATED TO COMPANY SIZE

  Generally, the smaller the market capitalization of a company, the fewer the number of its shares traded daily, the less liquid its stock and the more volatile its price. Market capitalization is determined by multiplying the number of its outstanding shares by the current market price per share.
  Companies with smaller market capitalizations also tend to have unproven track records, a lack of depth in management, a limited product or service base and limited access to capital. These factors also increase risks and make these companies more likely to fail than larger, well capitalized companies.

MARKET TRENDS/STYLE RISK

  Different types of stocks tend to shift into and out of favor with stock market investors depending on market and economic conditions. For instance, from time to time the stock market may not favor value-oriented stocks. Rather, the market could favor growth stocks or may not favor equity securities at all. Accordingly, a Fund that focuses on one type of style may perform from time to time better or worse than a stock fund that focuses on other types of stocks or that has a broader investment style.
  In addition, there are special considerations associated with investing using either a “value” or “growth” style. Due to their relatively low valuations, value-oriented stocks are typically less volatile than growth stocks. In comparison, a growth stock’s price may be more directly linked to market developments or earnings forecasts than a value stock’s price. However, value stocks tend to have higher dividend yields than growth stocks. This means they depend less on price change for returns. Accordingly, they might not participate as much in upward market movement but may be less adversely affected in a down market compared to lower yielding, growth stocks.

CREDIT RISKS

  Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, a Fund will lose money.
  Credit risk also includes the possibility that a party to a transaction involving a Fund will fail to meet its obligations. This could cause a Fund to lose the benefit of the transaction or prevent a Fund from selling or buying other securities to implement its investment strategy.

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  Many fixed income securities receive credit ratings from NRSROs such as Standard & Poor’s and Moody’s Investors Service. These NRSROs assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, a Fund must rely entirely upon the Adviser’s credit assessment. In addition there is a risk that the rating of a debt security may be lowered if an issuer’s financial condition changes which may lead to a greater price fluctuation in the securities a Fund owns.

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  Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security’s spread may also increase if the security’s rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.

CALL RISKS

  Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security’s price.
  If a fixed income security is called, a Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

PREPAYMENT RISKS

  Generally, homeowners have the option to prepay their mortgages at any time without penalty. Homeowners frequently refinance high interest rate mortgages when mortgage rates fall. This results in the prepayment of mortgage-backed securities with higher interest rates and may result in a Fund’s having to reinvest the prepayment proceeds in lower yielding instruments. Conversely, prepayments due to refinancings decrease when mortgage rates increase. This extends the life of mortgage-backed securities with lower interest rates and may cause the price of such securities to become more volatile. As a result, increases in prepayments of high interest rate mortgage-backed securities, or decreases in prepayments of lower interest rate mortgage-backed securities, may reduce their yield and price. This relationship between interest rates and mortgage prepayments makes the price of mortgage-backed securities more volatile than most other types of fixed income securities with comparable credit risks. If a mortgage-backed or asset-backed security is prepaid earlier than anticipated, a Fund may have to reinvest the returned principal in a lower interest rate market and therefore earn less income. In addition, a Fund could lose principal as a result of the faster than anticipated prepayments of securities purchased at a premium.

WHAT DO SHARES COST?

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You can purchase, redeem or exchange shares any day the New York Stock Exchange (“NYSE”) is open. When a Fund receives your transaction request in proper form (as described in this prospectus), it is processed at the next calculated net asset value (“NAV”) less any applicable sales charge (the “Public Offering Price”). There is no sales charge when you purchase shares of the Money Market Fund.

From time to time a Fund may purchase foreign securities that trade in foreign markets on days the NYSE is closed. The value of a Fund’s assets may change on days you cannot purchase or redeem shares.

NAV for each of the Funds is determined at the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open. A Fund reserves the right not to determine NAV when it has not received any orders to purchase, sell, or exchange; or if changes in the value of the Funds’ portfolio do not affect its NAV. The NAV for the Money Market Fund is expected to be $1.00 per share.

The value of Fund shares (except the Money Market Fund) is generally determined based upon the market value of portfolio securities (less that Fund’s liabilities). However, the Funds’ Board of Trustees (“Board”) has adopted detailed procedures specifying other methods of valuing investments when necessary to appraise their fair market value (such as when market quotations are not readily available for a given portfolio security).

The value of the Money Market Fund’s shares is determined by amortized cost. Under this method, portfolio instruments are valued at the acquisition cost as adjusted for amortization of premium or accretion of discount rather than at current market value.

  The required minimum initial investment for Fund shares is $1,000.
  The required subsequent investment amount is $100.
  The required minimum initial investment for retirement investments is $500.

All minimum amounts may be waived for active and retired employees of Provident and the distributor.

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The following tables summarize the maximum sales charges, if any, that you will pay on an investment in a Fund. Keep in mind that investment professionals may charge you fees for their services in connection with your share transactions.

SALES CHARGE WHEN YOU PURCHASE INVESTOR A SHARES

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Investor A Shares of the Funds are sold at their NAV next calculated after an order is received in proper form (as described in this prospectus) less a sales charge (except the Money Market Fund, which does not have a sales charge) as follows:

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Purchase Amount	Sales Charge as a Percentage of Public Offering Price	Sales Charge as a Percentage of NAV

Less than $100,000	4.50%	4.71%

$100,000 but less than $250,000	3.50%	3.63%

$250,000 but less than $500,000	2.50%	2.56%

$500,000 but less than $1 million	1.50%	1.52%

$1 million or greater	0.00%	0.00%

The sales charge for purchasing Investor A Shares may be reduced or eliminated by:

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  purchasing shares in greater quantities to reduce the applicable sales charges;
  combining concurrent purchases of shares made by you, your spouse, or your children under age 21;
  accumulating purchases (in calculating the sales charge on an additional purchase, include the current value of previous share purchases still invested in the Fund); or

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  signing a letter of intent to purchase at least $100,000 in Investor A Shares within 13 months (call the Funds for an application and more information).

The sales charge will be eliminated when you purchase Investor A Shares:

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  within 90 days of redeeming shares of an equal or greater amount (other than shares of the Money Market Fund);
  by exchanging shares from the same share class of another Provident Riverfront Fund (other than the Money Market Fund);
  through wrap accounts, insurance company separate accounts or other investment programs where you pay the investment professional directly for services;

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  as a personal trust, employee benefit, agency or custodial (other than IRA) client of Provident;
  with reinvested distributions received on Investor A Shares;
  through investment professionals that receive no portion of the sales charge; or

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  as an active or retired Trustee, officer or employee of The Provident Riverfront Funds, the Adviser, the distributor, and their affiliates, and the immediate family members of these individuals.

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If your purchase qualifies, you or your investment professional must notify the Funds’ transfer agent at the time of purchase to reduce or eliminate the sales charge. If the transfer agent is not notified, you will receive the reduced sales charge only on the additional purchases, and not retroactively on previous purchases.

SALES CHARGE WHEN YOU REDEEM INVESTOR B SHARES

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Your redemption proceeds from Investor B Shares may be reduced by a sales charge commonly referred to as a contingent deferred sales charge (“CDSC”), in the following amount:

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Shares Held Up to:	CDSC	Shares Held Up to:	CDSC

1 year	4.00%	5 years	2.00%

2 years	4.00%	6 years	1.00%

3 years	4.00%	7 years or more	0.00%

4 years	3.00%

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After Investor B Shares have been held for eight years from the date of purchase, they will automatically convert to Investor A Shares on the first business day of the month in which the eigth anniversary of the issuance of such Investor B Shares occurs. Investor B Shares are not offered by the Money Market Fund.

You will not be charged a CDSC when redeeming Investor B Shares:

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  that you purchased with reinvested dividends or capital gains;

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  that you exchanged into the same share class of another Provident Riverfront Fund where the Investor B Shares were held for the applicable CDSC holding period (other than the Money Market Fund);

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  that you purchased through investment professionals that did not receive advanced sales payments; or
  if, after you purchased Investor B Shares, you became disabled as defined by the IRS.

If your redemption qualifies, you or your investment professional must notify the transfer agent at the time of redemption to eliminate the CDSC. If the transfer agent is not notified, the CDSC will apply.

To keep the sales charge as low as possible, the Funds redeem your Investor B Shares in this order:

  Investor B Shares that are not subject to a CDSC;

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  Investor B Shares held the longest (to determine the number of years your Investor B Shares have been held, include the time you held Investor B Shares of other Provident Riverfront Funds (other than the Money Market Fund) that have been exchanged for Investor B Shares of this Fund); and

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  then, the CDSC is calculated using the share price at the time of purchase or redemption, whichever is lower.

Orders for $250,000 or more will be invested in Investor A Shares instead of Investor B Shares to maximize return and minimize sales charges and marketing fees. Accounts held in the name of an investment professional may be treated differently.

HOW ARE THE FUNDS SOLD?

Each Fund (other than the Money Market Fund) offers Investor A Shares and Investor B Shares, each representing interests in a single portfolio of securities. The Money Market Fund offers Investor A Shares and Institutional Shares, but not Investor B Shares. This prospectus relates only to Investor A and Investor B Shares. Each share class has different sales charges and other expenses, which affect their performance.

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The Funds’ principal underwriter, Edgewood Services, Inc. (“Distributor”), a subsidiary of Federated Investors, Inc., markets the shares described in this prospectus to institutions and individuals, directly or through investment professionals, including customers of Provident. When the Distributor receives sales charges and marketing fees, it may pay some or all of them to investment professionals. The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing shares.

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RULE 12b-1 PLANS

The Trust has adopted Rule 12b-1 Plans, which allow the Funds to pay marketing fees to the Distributor and investment professionals for the sale, distribution and customer servicing of the Funds’ Investor A and Investor B Shares. The 12b-1 fee for the Investor A Shares is 0.25% and for Investor B Shares the 12b-1 fee is 1.00%. Because these shares pay marketing fees on an ongoing basis, your investment cost may be higher over time than other shares with different sales charges and marketing fees. The Distributor will not make payments of 12b-1 Fees in amounts less than $10.

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HOW DO I PURCHASE OR EXCHANGE SHARES?

Shares of each Fund may be purchased through an investment professional, directly from the Funds, or through an exchange from another Provident Riverfront Fund.

The Funds reserve the right to reject any request to purchase or exchange shares.

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THROUGH AN INVESTMENT PROFESSIONAL

  Establish an account with the investment professional; and

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  For all Funds (except the Money Market Fund), submit your purchase order to the investment professional before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). You will receive the next calculated NAV if the investment professional forwards the order to the Fund on the same day and the Fund receives payment within three business days following the order. You will become the owner of shares and receive dividends when the Fund receives your payment.
  For the Money Market Fund, if you submit your purchase order to the investment professional before 4:00 p.m. (Eastern time) you will receive that day’s dividend if the investment professional forwards the order to the Fund before 4:00 p.m. (Eastern time) and the Fund receives payment by 5:00 p.m. (Eastern time). If your order and/or payment is received after these times, you will be entitled to the next day’s dividend. You will become the owner of shares and receive dividends when the Fund receives your payment.

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Investment professionals should send payments according to the instructions in the sections “By Wire” or “By Check.”

DIRECTLY FROM THE FUNDS

To establish your account with a Fund:

  Submit a completed account application; and
  Send your payment to the Fund by Federal Reserve wire or by check.

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You will become the owner of shares and your shares will be priced at the next calculated NAV after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees the Fund or its transfer agent incurs.

After establishing an account, you may place an order by calling the Funds and the shares will be priced at the next calculated NAV after the Funds receive the order.

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BY WIRE

You or your investment professional must telephone Provident at 1-800-424-2295 and provide the following information:

  The name of the Fund in which you wish to invest;
  your name, address, telephone number and tax identification number;
  the dollar amount of the wire; and
  the name of the institution wiring the funds.

Provident will provide you with a Fund account number. Then, send your wire to:

The Provident Bank
Cincinnati, OH
ABA: 042000424
Mutual Fund Services
Account 0895-261

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For Further Credit to: (Fund and Class of Shares Name) of The Provident
   Riverfront Funds

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Fund Account Number Account Name

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You cannot purchase shares by wire on holidays or when wire transfers are restricted.

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BY CHECK

Make your check payable to the appropriate Fund and mail it together with a completed account application to:

The Provident Riverfront Funds
c/o The Provident Bank
Mutual Fund Services
P.O. Box 14967
Cincinnati, OH 45250-0967

If you have already established an account with the Funds you do not need to mail an account application, but must note your account number on the check.

If you send your check by a private courier or overnight delivery service that requires a street address, send it to:

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The Provident Bank

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Shareholder Services MS 668-D
309 Vine Street
Cincinnati, OH 45202

Payment should be made in U.S. dollars and drawn on a U.S. bank. The Funds will not accept third-party checks (checks originally made payable to someone other than the Fund). For the Money Market Fund, orders by mail are considered received when payment by check is converted into federal funds (normally the business day after the check is received) and shares begin earning dividends the next day.

Shares of the Funds may be purchased through electronic funds transfer (“EFT”). See your account application for details.

PURCHASES THROUGH AN EXCHANGE

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You may purchase shares through an exchange from the same share class of another Provident Riverfront Fund. You must meet the minimum initial investment requirement for purchasing shares and both accounts must have identical registrations. Shares purchased by check are eligible for exchange after 15 days. An exchange is treated as a redemption and subsequent purchase, and is therefore a taxable event.

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SYSTEMATIC INVESTMENT PLAN

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Once you have opened an account, you may automatically purchase additional shares on a regular basis by completing the Systematic Investment Plan section of your account registration or by contacting the Funds or your investment professional. Once proper authorization is given, your bank account will be debited on the date specified to purchase shares of a Fund. The sales charge will be waived for investments made under this Plan.

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RETIREMENT INVESTMENTS

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You may purchase shares as retirement investments (such as IRAs). For more information, call the Funds at 1-800-424-2295 or your investment professional or write the Funds at:

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Mutual Fund Services
P.O. Box 14967
Cincinnati, OH 45250-0967

We suggest that you discuss retirement investments with your tax adviser. You may be subject to an annual IRA account fee and termination fee.

HOW DO I REDEEM SHARES?

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Each Fund redeems shares at its NAV next calculated after the Fund receives the redemption request in proper form, less any applicable CDSC. Shares may be redeemed directly from the Funds by mail or by telephone or through an investment professional.

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BY MAIL

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Send your written redemption request including your name, the Fund’s and class of shares’ name, your account number and the share or dollar amount requested to:

The Provident Riverfront Funds

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c/o The Provident Bank
Mutual Fund Services
P.O. Box 14967
Cincinnati, OH 45250-0967

BY TELEPHONE

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If you have completed the proper authorization form on your account application, you may also redeem shares by calling the Funds at 1-800-424-2295. The dollar amount of the telephone redemption may not exceed $50,000.

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Your telephone instructions may be recorded. If the Funds do not follow reasonable procedures, they may be liable for losses due to unauthorized or fraudulent telephone instructions.

Redemptions by telephone will only be permitted if the address and bank account of record have been the same for at least 30 days.

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If your account is through an investment professional, contact your investment professional for instructions on how to redeem shares.

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SIGNATURE GUARANTEES

You must have a signature guarantee on written redemption requests when:

  you are requesting a redemption of $50,000 or more;
  you want the proceeds from a redemption to be sent to an address other than the one you have on record with the Fund (or to an address of record which has been changed within the last 30 days); or
  you want the redemption proceeds payable to someone other than the shareholder of record.

Your signature can be guaranteed by any federally insured financial institution (such as a bank or credit union) or a broker-dealer that is a domestic stock exchange member, but not by a notary public.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are mailed within one business day after receiving a request in proper form. However, payment may be delayed up to seven days:

  to allow your purchase payment to clear;
  during periods of market volatility; or
  when a shareholder’s trade activity or amount adversely impacts a Fund’s ability to manage its assets.

REDEMPTION IN KIND

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Although the Funds intend to pay share redemptions in cash, they reserve the right to pay the redemption price in whole or in part by a distribution of a Fund’s portfolio securities subject to certain limitations.

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AUTOMATIC WITHDRAWAL PLAN

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The Automatic Withdrawal Plan allows you to automatically redeem shares monthly or quarterly if your account has a value of at least $10,000 in Investor A Shares or Investor B Shares. Each redemption must be at least $100 and no more than:

  1.5% per month or 4.5% per quarter of the total NAV of the Fund’s Investor A Shares in the account when the Plan is opened; or

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  0.833% per month or 2.5% per quarter of the total NAV of the Fund’s Investor B Shares in the account when the Plan is opened, as applicable.

This program may reduce, and eventually deplete, your account and payments should not be considered yield or income.

Due to the fact that Investor A Shares are sold with an initial sales charge, it is not advisable for you to purchase Investor A Shares while participating in this Plan. The CDSC will be waived on automatic redemptions of Investor B Shares.

CHECKWRITING

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If requested on your account application, and if you have your account directly with the Funds through the Distributor (not through an investment professional), the Money Market Fund will establish a checking account for you with Provident free of charge. Checks may be drawn for $250 or more payable to anyone. Your account will continue to receive the daily dividend declared on the shares being redeemed until the check is presented for payment.

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Since the aggregate amount in your account changes each day because of the daily dividend, you should not attempt to withdraw the full amount in your account by using a check.

HOW DO I EXCHANGE SHARES?

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You may exchange shares of a Fund (other than shares of the Money Market Fund) for shares of the same class of another Fund at NAV and without a sales charge, provided you meet the $1,000 minimum investment requirement of the Fund into which you are making the exchange.

To exchange shares, call the Funds at 1-800-424-2295 or write the Funds at:

The Provident Riverfront Funds

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c/o The Provident Bank
Mutual Funds Services
P.O. Box 14967
Cincinnati, OH 45250-0967

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An exchange is treated as a redemption and subsequent purchase, and is therefore a taxable transaction to you. An exchange must comply with the requirements for a redemption, including signature guarantees where appropriate, and must specify the dollar value or number of shares to be exchanged.

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Your telephone instructions may be recorded. If the Funds do not follow reasonable procedures, they may be liable for losses due to unauthorized or fraudulent telephone instructions.

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You are not permitted to exchange Investor B Shares of a Fund for shares of the Money Market Fund.

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The Funds may modify or terminate the exchange privilege at any time. Shareholders will be given 60 days’ notice of the modification or termination of the exchange privilege.

Excessive trading may be detrimental to a Fund and other shareholders; as such, exchanges are limited to five per rolling twelve month period.

ACCOUNT AND SHARE INFORMATION

CONFIRMATIONS AND ACCOUNT STATEMENTS

You will receive confirmation of purchases, redemptions (except redemptions effected by checkwriting) and exchanges, including systematic transactions. In addition, you will receive periodic statements reporting all account activity, dividends and capital gains paid.

SHARE CERTIFICATES

The Funds do not issue share certificates.

DIVIDENDS AND CAPITAL GAINS

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The Money Market Fund declares any dividends daily and pays them monthly to shareholders. If you purchase shares by wire, you begin earning dividends on the day your wire is received, provided you have notified the Fund prior to 4:00 p.m. (Eastern time) and the Fund receives your wire prior to 5:00 p.m. (Eastern time). If you purchase shares by check, you begin earning dividends on the business day after the Fund receives your check. If you redeem shares of the Money Market Fund by phone prior to 12:00 noon (Eastern time), you will not receive that day’s dividend and redemption proceeds will generally be sent that day. If you redeem shares of the Money Market Fund by phone after 12:00 noon (Eastern time), you will receive that day’s dividend but redemption proceeds will not generally be sent until the next business day.

The Small Company Fund declares and pays any dividends semi-annually. The remaining Funds declare and pay dividends monthly. Dividends are paid to all shareholders invested in a Fund on the record date. The record date is the date on which a shareholder must officially own shares in order to earn a dividend.

In addition, the Funds pay any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional shares without a sales charge, unless you elect cash payments.

If you purchase shares just before a Fund declares a dividend or capital gain distribution, you will pay the full price for the shares and then receive a portion of the price back in the form of a distribution, whether or not you reinvest the distribution in shares. Therefore, you should consider the tax implications of purchasing shares shortly before the Fund declares a dividend or capital gain.

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ACCOUNTS WITH LOW BALANCES

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Due to the high cost of maintaining accounts with low balances, accounts may be closed if redemptions or exchanges cause the account balance to fall below $500. Before an account is closed, the shareholder will be notified and allowed 45 days to purchase additional shares to increase the balance to over $500.

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TAX INFORMATION

The Funds send you an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in a Fund. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending on the length of time the Fund holds its assets.

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Fund distributions for the Large Company Fund and Small Company Fund are expected to be primarily capital gains. Fund distributions for the Balanced Fund and Select Value Fund are expected to be both dividends and capital gains. Fund distributions for the Government Fund and Money Market Fund are expected to be primarily dividends. Redemptions and exchanges are taxable sales.

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Please consult your tax adviser regarding your federal, state and local tax liability.

WHO MANAGES THE FUNDS?

The Board of Trustees governs the Funds. The Board selects and oversees the investment adviser, Provident Investment Advisors, Inc.. The Adviser manages the Funds’ assets, including buying and selling portfolio securities. The Adviser’s address is One East Fourth Street, Cincinnati, Ohio 45202.

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The Adviser is registered as an investment adviser under the Investment Advisers Act of 1940 and is a subsidiary of Provident Financial Group, Inc., a bank holding company located in Cincinnati, OH with approximately $2.2 billion in managed assets as of December 31, 2003. The Adviser, or its affiliate The Provident Bank (former Adviser to each of the Funds), has provided investment advisory services to individual and corporate trust accounts since 1902.

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The Adviser manages the Funds by an investment team approach.

For its services under an Advisory Contract for the fiscal year ended December 31, 2003, the Adviser received an advisory fee from each Fund, which was paid monthly, on an annual basis in accordance with the following schedule:

	Percentage of		Percentage of
Fund Name	Average Net Assets	Fund Name	Average Net Assets

Large Company Fund	0.80%	Select Value Fund	0.95%

Balanced Fund	0.90%	Government Fund	0.40%

Small Company Fund	0.80%	Money Market Fund	0.15%

The Adviser may voluntarily choose to waive a portion of its fee or reimburse the Funds for certain operating expenses.

FINANCIAL INFORMATION

FINANCIAL HIGHLIGHTS

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The Financial Highlights will help you understand each Fund’s financial performance for its past five fiscal years, or since inception, if the life of the Fund is shorter. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in a Fund, assuming reinvestment of any dividends and capital gains.

The Financial Highlights for the year ended December 31, 2003 have been audited by Deloitte & Touche LLP, whose report, along with the Funds’ audited financial statements, is included in the Annual Report. The Financial Highlights presented for periods prior to December 31, 2003 were audited by other auditors whose report dated February 10, 2003 expressed an unqualified opinion on the Financial Highlights.

FINANCIAL HIGHLIGHTS

THE PROVIDENT RIVERFRONT FUNDS

			Net Realized				Distributions
			and				from Net
			Unrealized				Realized
		(a)	Gain (Loss) on			Distributions	Gain on
	Net Asset	Net	Investments		Distributions	in Excess of	Investments
Year	Value,	Investment	and Foreign	Total from	from Net	Net	and Foreign
Ended	Beginning	Income	Currency	Investment	Investment	Investment	Currency
December 31,	of period	(Loss)	Transactions	Operations	Income	Income	Transactions

Large Company Fund–Investor A Shares
1999	$13.89	(0.10)	4.76	4.66	0.00	0.00	(0.96)
2000	$17.59	(0.12)	(3.41)	(3.53)	0.00	0.00	(1.68)
2001	$12.38	(0.10)	(3.26)	(3.36)	0.00	0.00	0.00
2002	$9.02	(0.08)	(2.32)	(2.40)	0.00	0.00	0.00
2003	$6.62	(0.05)	1.48	1.43	0.00	0.00	0.00

Large Company Fund–Investor B Shares
1999	$13.69	(0.18)	4.63	4.45	0.00	0.00	(0.96)
2000	$17.18	(0.22)	(3.33)	(3.55)	0.00	0.00	(1.68)
2001	$11.95	(0.17)	(3.14)	(3.31)	0.00	0.00	0.00
2002	$8.64	(0.12)	(2.23)	(2.35)	0.00	0.00	0.00
2003	$6.29	(0.10)	1.40	1.30	0.00	0.00	0.00

Balanced Fund–Investor A Shares
1999	$13.04	0.18	1.51	1.69	(0.18)	0.00	(1.15)
2000	$13.40	0.18	0.01	0.19	(0.18)	0.00	(1.33)
2001	$12.08	0.10	(1.97)	(1.87)	(0.09)	0.00	0.00
2002	$10.12	0.07	(1.60)	(1.53)	(0.05)	0.00	0.00
2003	$8.54	0.03	1.37	1.40	(0.01)	0.00	0.00

Balanced Fund–Investor B Shares
1999	$13.56	0.07	1.56	1.63	(0.07)	0.00	(1.15)
2000	$13.97	0.06	0.03	0.09	(0.06)	0.00	(1.33)
2001	$12.67	0.01	(2.06)	(2.05)	(0.01)	0.00	0.00
2002	$10.61	(0.01)	(1.66)	(1.67)	0.00	0.00	0.00
2003	$8.94	(0.04)	1.42	1.38	0.00	0.00	0.00

Small Company Fund–Investor A Shares
1999	$7.89	(0.14)	3.85	3.71	0.00	0.00	(0.16)
2000	$11.44	(0.13)	(2.32)	(2.45)	0.00	0.00	(1.50)
2001	$7.49	(0.11)	(2.98)	(3.09)	0.00	0.00	0.00
2002	$4.40	(0.11)	(1.06)	(1.17)	0.00	0.00	0.00
2003	$3.23	(0.08)	1.53	1.45	0.00	0.00	0.00

Small Company Fund–Investor B Shares
1999	$8.14	(0.20)	3.94	3.74	0.00	0.00	(0.16)
2000	$11.72	(0.20)	(2.39)	(2.59)	0.00	0.00	(1.50)
2001	$7.63	(0.16)	(3.02)	(3.18)	0.00	0.00	0.00
2002	$4.45	(0.14)	(1.06)	(1.20)	0.00	0.00	0.00
2003	$3.25	(0.11)	1.53	1.42	0.00	0.00	0.00

(a)	Per share information is based on average outstanding shares.
(b)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge.
(c)	This voluntary expense decrease is reflected in both the expense and net investment income ratios.

Further information about each Fund’s performance is contained in the Funds’ Annual Report, dated December 31, 2003, which can be obtained free of charge.

FINANCIAL HIGHLIGHTS, continued

THE PROVIDENT RIVERFRONT FUNDS

			Ratios to Average Net Assets

				Net
				Investment	(c)	Net Assets,
	Net Asset	(b)		Income	Expense	end	Portfolio
Total	Value, End	Total		(Operating	Waiver/	of period	Turnover
Distributions	of period	Return	Expenses	Loss)	Reimbursement	(ooo omitted)	Rate

(0.96)	$17.59	33.57%	1.51%	(0.75)%	0.00%	$81,318	35%
(1.68)	$12.38	(20.09)%	1.51%	(0.80)%	0.00%	$68,611	81%
0.00	$9.02	(27.14)%	1.69%	(0.83)%	0.00%	$37,261	88%
0.00	$6.62	(26.61)%	1.86%	(0.76)%	0.00%	$17,947	66%
0.00	$8.05	21.60%	1.95%	(0.69)%	0.00%	$16,633	102%

(0.96)	$17.18	32.52%	2.26%	(1.50)%	0.00%	$25,793	35%
(1.68)	$11.95	(20.69)%	2.26%	(1.55)%	0.00%	$25,177	81%
0.00	$8.64	(27.70)%	2.44%	(1.59)%	0.00%	$15,700	88%
0.00	$6.29	(27.20)%	2.61%	(1.51)%	0.00%	$9,656	66%
0.00	$7.59	20.67%	2.70%	(1.44)%	0.00%	$10,372	102%

(1.33)	$13.40	13.15%	1.61%	1.32%	0.16%	$12,962	51%
(1.51)	$12.08	1.41%	1.53%	1.25%	0.16%	$11,748	54%
(0.09)	$10.12	(15.56)%	1.73%	0.82%	0.12%	$9,112	89%
(0.05)	$8.54	(15.14)%	1.99%	0.65%	0.10%	$6,137	112%
(0.01)	$9.93	16.34%	2.00%	0.30%	0.10%	$12,045	74%

(1.22)	$13.97	12.10%	2.42%	0.52%	0.10%	$17,167	51%
(1.39)	$12.67	0.66%	2.34%	0.45%	0.10%	$17,796	54%
(0.01)	$10.61	(16.20)%	2.49%	0.05%	0.10%	$11,949	89%
0.00	$8.94	(15.74)%	2.74%	(0.10)%	0.10%	$7,136	112%
0.00	$10.32	15.44%	2.75%	(0.37)%	0.10%	$5,315	74%

(0.16)	$11.44	47.08%	1.96%	(1.62)%	0.00%	$23,633	65%
(1.50)	$7.49	(21.08)%	1.72%	(1.30)%	0.00%	$18,806	53%
0.00	$4.40	(41.26)%	2.23%	(1.97)%	0.00%	$9,811	59%
0.00	$3.23	(26.59)%	2.79%	(2.34)%	0.00%	$5,076	118%
0.00	$4.68	44.89%	2.87%	(2.18)%	0.00%	$10,507	82%

(0.16)	$11.72	46.01%	2.71%	(2.37)%	0.00%	$1,931	65%
(1.50)	$7.63	(21.76)%	2.45%	(2.04)%	0.00%	$2,072	53%
0.00	$4.45	(41.68)%	2.97%	(2.71)%	0.00%	$1,001	59%
0.00	$3.25	(26.97)%	3.54%	(3.09)%	0.00%	$550	118%
0.00	$4.67	43.69%	3.62%	(2.99)%	0.00%	$670	82%

Further information about each Fund’s performance is contained in the Funds’ Annual Report, dated December 31, 2003, which can be obtained free of charge.

FINANCIAL HIGHLIGHTS

THE PROVIDENT RIVERFRONT FUNDS

			Net Realized				Distributions
			and				from Net
			Unrealized				Realized
		(a)	Gain (Loss) on			Distributions	Gain on
	Net Asset	Net	Investments		Distributions	in Excess of	Investments
Year	Value,	Investment	and Foreign	Total from	from Net	Net	and Foreign
Ended	Beginning	Income	Currency	Investment	Investment	Investment	Currency
December 31,	of period	(Loss)	Transactions	Operations	Income	Income	Transactions

Select Value Fund–Investor A Shares
1999	$10.47	0.03	0.75	0.78	0.00	(0.03)	0.00
2000	$11.22	(0.04)	(0.29)	(0.33)	0.00	0.00	0.00
2001	$10.89	(0.02)	(2.05)	(2.07)	0.00	0.00	0.00
2002	$8.82	0.03	(2.21)	(2.18)	(0.02)	0.00	0.00
2003	$6.62	0.02	1.72	1.74	(0.01)	0.00	0.00

Select Value Fund–Investor B Shares
1999	$10.76	(0.07)	0.79	0.72	0.00	(0.01)	0.00
2000	$11.47	(0.14)	(0.28)	(0.42)	0.00	0.00	0.00
2001	$11.05	(0.12)	(2.05)	(2.17)	0.00	0.00	0.00
2002	$8.88	(0.04)	(2.21)	(2.25)	0.00	0.00	0.00
2003	$6.63	(0.04)	1.73	1.69	0.00	0.00	0.00

Government Fund–Investor A Shares
1999	$9.65	0.48	(0.62)	(0.14)	(0.49)	0.00	0.00
2000	$9.02	0.50	0.46	0.96	(0.50)	0.00	0.00
2001	$9.48	0.47	0.24	0.71	(0.47)	0.00	(0.07)
2002	$9.65	0.33	0.39	0.72	(0.33)	0.00	(0.28)
2003	$9.76	0.19	0.03	0.22	(0.19)	0.00	(0.19)

Government Fund–Investor B Shares
1999	$10.93	0.45	(0.69)	(0.24)	(0.41)	0.00	0.00
2000	$10.28	0.49	0.53	1.02	(0.41)	0.00	0.00
2001	$10.89	0.42	0.30	0.72	(0.38)	0.00	(0.07)
2002	$11.16	0.29	0.47	0.76	(0.26)	0.00	(0.27)
2003	$11.39	0.13	0.06	0.19	(0.10)	0.00	(0.19)

Money Market Fund–Investor A Shares
1999	$1.000	0.045	0.000	0.045	(0.045)	0.000	0.000
2000	$1.000	0.057	0.000	0.057	(0.057)	0.000	0.000
2001	$1.000	0.035	0.000	0.035	(0.035)	0.000	0.000
2002	$1.000	0.010	0.000	0.010	(0.010)	0.000	0.000
2003	$1.000	0.004	0.000	0.004	(0.004)	0.000	0.000

(a)	Per share information is based on average outstanding shares.
(b)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge.
(c)	This voluntary expense decrease is reflected in both the expense and net investment income ratios.

Further information about each Fund’s performance is contained in the Funds’ Annual Report, dated December 31, 2003, which can be obtained free of charge.

FINANCIAL HIGHLIGHTS, continued

THE PROVIDENT RIVERFRONT FUNDS

			Ratios to Average Net Assets

				Net
				Investment	(c)	Net Assets,
	Net Asset	(b)		Income	Expense	end	Portfolio
Total	Value, End	Total		(Operating	Waiver/	of period	Turnover
Distributions	of period	Return	Expenses	Loss)	Reimbursement	(ooo omitted)	Rate

(0.03)	$11.22	7.44%	1.84%	0.22%	0.03%	$26,075	128%
0.00	$10.89	(2.94)%	1.71%	(0.41)%	0.13%	$26,152	43%
0.00	$8.82	(19.01)%	1.76%	(0.23)%	0.11%	$18,928	35%
(0.02)	$6.62	(24.73)%	1.92%	0.34%	0.10%	$10,906	117%
(0.01)	$8.35	26.27%	1.99%	0.26%	0.11%	$18,745	51%

(0.01)	$11.47	6.65%	2.63%	(0.50)%	0.00%	$11,574	128%
0.00	$11.05	(3.66)%	2.50%	(1.21)%	0.10%	$9,507	43%
0.00	$8.88	(19.64)%	2.53%	(1.01)%	0.10%	$6,050	35%
0.00	$6.63	(25.34)%	2.67%	(0.41)%	0.10%	$3,471	117%
0.00	$8.32	25.49%	2.74%	(0.50)%	0.11%	$3,248	51%

(0.49)	$9.02	(1.43)%	1.08%	5.18%	0.06%	$36,720	74%
(0.50)	$9.48	11.01%	1.05%	5.46%	0.06%	$43,412	69%
(0.54)	$9.65	7.67%	1.10%	4.84%	0.02%	$45,573	65%
(0.61)	$9.76	7.64%	1.19%	3.44%	0.00%	$44,018	398%
(0.38)	$9.60	2.27%	1.16%	1.93%	0.00%	$42,195	617%

(0.41)	$10.28	(2.25)%	1.89%	4.40%	0.00%	$1,554	74%
(0.41)	$10.89	10.19%	1.86%	4.66%	0.00%	$1,531	69%
(0.45)	$11.16	6.75%	1.87%	4.04%	0.00%	$1,953	65%
(0.53)	$11.39	6.89%	1.94%	2.53%	0.00%	$4,839	398%
(0.29)	$11.29	1.66%	1.91%	1.18%	0.00%	$3,737	617%

(0.045)	$1.000	4.61%	0.58%	4.53%	0.15%	$194,528	N/A
(0.057)	$1.000	5.85%	0.56%	5.68%	0.15%	$162,804	N/A
(0.035)	$1.000	3.54%	0.66%	3.41%	0.05%	$180,951	N/A
(0.010)	$1.000	1.03%	0.72%	1.03%	0.00%	$173,650	N/A
(0.004)	$1.000	0.43%	0.75%	0.45%	0.01%	$166,298	N/A

Further information about each Fund’s performance is contained in the Funds’ Annual Report, dated December 31, 2003, which can be obtained free of charge.


THE RIVERFRONT LARGE COMPANY
    SELECT FUND

THE RIVERFRONT BALANCED FUND

THE RIVERFRONT SMALL COMPANY
    SELECT FUND

THE RIVERFRONT SELECT
    VALUE FUND


THE RIVERFRONT U.S. GOVERNMENT FUND
(FORMERLY THE RIVERFRONT U.S. GOVERNMENT INCOME FUND)


Investor A Shares and Investor B Shares

THE RIVERFRONT U.S. GOVERNMENT
    SECURITIES MONEY MARKET FUND

Investor A Shares


Portfolios of The Provident Riverfront Funds (formerly The Riverfront Funds)

A Statement of Additional Information (“SAI”) dated February 29, 2004, is incorporated by reference into this prospectus. Additional information about the Funds and their investments is contained in the Funds’ SAI and Annual and Semi-Annual Reports to shareholders as they become available. The Annual Report’s Management’s Discussion of Fund Performance discusses market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. To obtain the SAI, Annual Report, Semi-Annual Report and other information without charge, and to make inquiries, call 1-800-424-2295.

You can obtain information about the Funds (including the SAI) by writing to or visiting the SEC’s Public Reference Room in Washington, DC. You may also access Fund information from the EDGAR Database on the SEC’s Internet site at http://www.sec.gov. You can obtain copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC’s Public Reference Section, Washington, DC 20549-0102, and paying copying fees. Call 1-202-942-8090 for information on the Public Reference Room’s operations and copying fees.


SEC File No. 811-6082


INVESTMENT ADVISER
Provident Investment Advisors, Inc.
One East Fourth Street, 318B
Cincinnati, Ohio 45202

DISTRIBUTOR
Edgewood Services, Inc.
5800 Corporate Drive
Pittsburgh, PA 15237-7002

FOR ADDITIONAL INFORMATION CALL:
Mutual Fund Services
1-800-424-2295
www.riverfrontfunds.com


[Logo of Provident Riverfront Funds]


G02567-01 (2/04)
744037300	744037201	744037508	744037870
744037409	744037706	744037607	744037862
744037102	744037805	744037888


                         THE PROVIDENT RIVERFRONT FUNDS
                         (formerly the riverfront funds)

                       Statement of Additional Information

                                February 29, 2004

                    THE RIVERFRONT LARGE COMPANY SELECT FUND
                          THE RIVERFRONT BALANCED FUND
                    THE RIVERFRONT SMALL COMPANY SELECT FUND
                        The Riverfront Select Value Fund
                       The Riverfront U.S. Government Fund
              (formerly THE RIVERFRONT U.S. GOVERNMENT INCOME FUND)
                                Investor A Shares
                                Investor B Shares

           The Riverfront U.S. Government Securities Money Market Fund
                                Investor A Shares

                  (each a "Fund", and collectively, the "Funds)

This Statement of Additional Information ("SAI") is not a prospectus. Read this SAI in conjunction with the prospectus for the Funds, dated February
29, 2004. This SAI incorporates by reference the Funds' Annual Report. You may obtain the prospectus or the Annual Report without charge by calling
1-800-424-2295.

CONTENTS
===============================================================================



HOW ARE THE FUNDS ORGANIZED?

The Provident Riverfront Funds, an Ohio business trust ("Trust"), is an open-end, management investment company that was originally established under the laws of the State of Maryland on March 27, 1990. On and as of
September 30, 1995, pursuant to an Agreement and Plan of Reorganization and Liquidation with MIM Mutual Funds, Inc. ("MIM"): (a) The Riverfront
Money Market Fund acquired all of the assets and liabilities of the MIM
Money Market Fund; (b) The Riverfront Select Value Fund acquired all of the assets and liabilities of the MIM Bond Income Fund, the MIM Stock
Income Fund and the AFA Equity Income Fund; and (c) The Riverfront Small
Company Fund (at that time named the Stock Appreciation Fund) acquired all of the assets and liabilities of the MIM Stock Growth Fund and the MIM
Stock Appreciation Fund (collectively, the "Reorganization").  In exchange for such assets and liabilities, the respective Fund issued a number of its Investor A Shares equal in value to the net assets of the corresponding MIM Fund acquired in the Reorganization.  For accounting and performance purposes, the MIM Stock Appreciation Fund is considered to be the predecessor of The Riverfront Small Company Fund; therefore, performance and financial information of The Riverfront Small Company Fund prior to September 30, 1995, relates to the operations of the MIM Stock
Appreciation Fund prior to the Reorganization.

On December 29, 1998, The Riverfront Funds, Inc., a Maryland corporation, changed its form of organization by completing a reorganization with The
Riverfront Funds, an Ohio business trust, organized on October 6, 1996 for such a purpose.  On December 8, 2000, The Riverfront Income Equity Fund
changed its name to The Riverfront Select Value Fund. On February 8, 2004,
the Trust changed its name from The Riverfront Funds to The Provident
Riverfront Funds.  On February 20, 2004, The Riverfront U.S. Government
Income Fund changed its name to The Riverfront U.S. Government Fund.

The Funds are diversified portfolios of the Trust. The Trust may offer separate series of shares representing interests in separate portfolios of securities. The Board of Trustees ("Board") has established two classes of
Shares of each Fund (except The Riverfront U.S. Government Securities
Money Market Fund), known as Investor A Shares and Investor B Shares
("Shares"). The Riverfront U.S. Government Securities Money Market Fund
does not offer Investor B Shares but offers a second class of shares known as Institutional Shares. This SAI relates only to the Investor A and
Investor B Shares.  The Trust's investment adviser is Provident Investment
Advisors, Inc. ("Adviser").



SECURITIES IN WHICH THE FUNDS INVEST

Following is a table that indicates which types of securities are a:

P = Principal investment of a Fund; (shaded in chart)

A = Acceptable (but not principal) investment of a Fund; or

N = Not an acceptable investment of a Fund.

-------------------------------------------------------------------------------------------

Securities                   The        The      The       The      The            The
                            Riverfront RiverfrontRiverfrontRiverfrontRiverfront Riverfront
                             Large      Balanced Small     Select   U.S.          U.S.
                             Company    Fund     Company   Value    Government Government
                             Select     ("BalanceSelect    Fund     Fund       Securities
                             Fund        Fund")  Fund      ("Select ("Government  Money
                             ("Large             ("Small   Value      Fund")     Market
                             Company             Company    Fund")                Fund
                               Fund")             Fund")                         ("Money
                                                                                 Market
                                                                                 Fund")
-------------------------------------------------------------------------------------------
Equity Securities:               P         P         P        P         N           N
-------------------------------------------------------------------------------------------
   Common Stocks                 P         P         P        P         N           N
-------------------------------------------------------------------------------------------
   Preferred Stocks              P         P         A        P         N           N
-------------------------------------------------------------------------------------------
   Real Estate Investment        A         A         A        A         A           N
   Trusts
-------------------------------------------------------------------------------------------
   Warrants 1                    A         A         A        A         N           N
-------------------------------------------------------------------------------------------
Fixed Income Securities:         A         A         A        A         P           P
-------------------------------------------------------------------------------------------
   Treasury Securities           A         P         A        A         P           P
-------------------------------------------------------------------------------------------
   Agency Securities             A         P         A        A         P           P
-------------------------------------------------------------------------------------------
   Corporate Debt                A         P         A        A         P           N
   Securities 3, 5
-------------------------------------------------------------------------------------------
      Commercial Paper 2, 5      A         A         A        A         A           N
-------------------------------------------------------------------------------------------
      Demand Instruments 2, 5    A         A         A        A         A           N
-------------------------------------------------------------------------------------------
   Non-Investment Grade          A         A         A        A         N           N
   Securities 4
-------------------------------------------------------------------------------------------
   Mortgage-Backed               N         A         N        N         P           N
   Securities5
-------------------------------------------------------------------------------------------
      Collateralized             N         A         N        N         A           N
      Mortgage Obligations5
-------------------------------------------------------------------------------------------
   Asset-Backed Securities5      N         A         N        N         P           N
-------------------------------------------------------------------------------------------
   Bank Instruments 5, 6         A         A         A        A         A           N
-------------------------------------------------------------------------------------------
   Credit Enhancement            A         A         A        A         A           A
-------------------------------------------------------------------------------------------
Convertible Securities           A         A         A        A         N           N
-------------------------------------------------------------------------------------------
Foreign Securities: 7, 8         A         A         A        A         A           N
-------------------------------------------------------------------------------------------
   Depositary Receipts 7, 8      A         A         A        A         N           N
-------------------------------------------------------------------------------------------
   Foreign Government            N         A         N        N         A           N
   Securities
-------------------------------------------------------------------------------------------
Derivative Contracts             A         A         A        A         A           N
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------

   Futures Contracts             A         A         A        A         A           N
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------

   Options                       A         A         A        A         A           N
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------

Special Transactions:            A         A         A        A         A           A
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------

   Repurchase Agreements 9       A         A         A        A         A           P
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------

   Reverse Repurchase            A         A         A        A         A           N
   Agreements
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------

   Delayed Delivery              A         A         A        A         A           A
   Transactions
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------

     To Be Announced             A         A         A        A         A           A
   Securities
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------

     Dollar Rolls                N         A         N        N         A           N
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------

    Securities of Other          A         A         A        A         A           A
    Investment Companies
-------------------------------------------------------------------------------------------
1     The Small  Company Fund may not invest more than 5% of its net assets in such securities.
---------------------------------------------------------------------------
2     Under normal  market  conditions,  each Fund (except the Money Market
   Fund and  Government  Fund) may invest up to 35% of its total  assets in such  securities  rated in the highest  rating  category by a nationally recognized  statistical  rating  organization  ("NRSRO") or, if unrated, determined  to be of  comparable  quality by the  Adviser.  The Balanced
   Fund may invest up to 25% of its total assets in such  securities and in high grade  corporate debt  securities  rated at the time of purchase in one of the four highest  rating  categories  assigned by an  appropriate
   NRSRO, or if unrated,  are determined to be of comparable quality by the
   Adviser.
3     Under normal market conditions,  each Fund (except the Balanced Fund, the Money Market Fund and the  Government  Fund) may invest up to 35% of its total assets in such  securities  with  remaining  maturities of one year or less and rated in one of the three highest rating  categories by an NRSRO, or if unrated,  determined to be of comparable  quality by the
   Adviser.  The Balanced  Fund may invest up to 25% of its total assets in such  securities and in high grade  corporate debt  securities  rated at the  time of  purchase  in one of the  four  highest  rating  categories assigned by an appropriate  NRSRO,  or if unrated,  are determined to be of comparable  quality by the Adviser.  The Money Market Fund  currently does not purchase such securities.
4     The Select  Value Fund and the Large  Company Fund may invest in such securities  rated no lower than B by an NRSRO or in  unrated  securities which are deemed by the Adviser to be of comparable  quality.  Each such
   Fund  expects  to  invest  less  than  5% of its  total  assets  in such securities.
5     The Government  Fund may invest up to 20% of its total assets in such securities  which  are  rated no lower  than  one of the  three  highest rating  categories by an NRSRO, or, if unrated,  are determined to be of comparable quality by the Adviser.
6     Under normal  market  conditions,  each Fund (except the Money Market
   Fund and the  Government  Fund) may invest up to 35% of its total assets in bankers'  acceptances  which are guaranteed by U.S.  commercial banks having  total  assets at the time of purchase in excess of $1.5  billion and in certificates of deposit of domestic and foreign  branches of U.S.
   banks  which are members of the  Federal  Reserve  System or the Federal
   Deposit  Insurance  Corporation  and have  total  assets  at the time of purchase in excess of $1.5 billion.
7     The Large  Company  Fund expects to invest less than 15% of its total assets in such securities.
8     The  Balanced  Fund may invest up to 20% of its total  assets in such securities.
9     Under  normal  market  conditions,  each Fund may invest up to 20% of its total assets in such securities.


SECURITIES DESCRIPTIONS AND TECHNIQUES


In pursuing its investment strategy, a Fund may invest in the following securities for any purpose that is consistent with its investment objective.


Equity Securities
Equity securities represent a share of an issuer's earnings and assets, after the issuer pays its liabilities.  The following describes the principal types of equity securities in which certain of the Funds may invest:

    Common Stocks
    Common stocks are the most common type of equity security.  While holders of common stocks may receive a portion of the issuer's earnings in the form of dividends, dividends are generally only paid after the issuer pays its creditors and any preferred stockholders.
    In addition, issuers generally have discretion as to the payment of any dividends. Therefore a Fund cannot predict the income it will receive, if any, from common stocks.  However, common stocks offer greater potential for appreciation than many other types of securities because their value generally increases with the value of the issuer's business.  As a result, changes in an issuer's earnings may directly influence the value of its common stock.

    Preferred Stocks
    Preferred stocks have the right to receive specified dividends or distributions before the issuer makes payments on its common stock.
    Some preferred stocks also participate in dividends and distributions paid on common stock.  Preferred stocks may also permit the issuer to redeem the stock.  A Fund may also treat such redeemable preferred stock as a fixed income security.  Because preferred stock dividends usually must be paid before common stock dividends, preferred stocks generally entail less risk than common stocks.  However, preferred stocks do not represent a liability of the issuer and, therefore, do not offer as great a degree of protection of capital or assurance of continued income as investments in corporate debt securities.

    Real Estate Investment Trusts ("REITs")
    REITs are real estate investment trusts that lease, operate and finance commercial real estate.  REITs are exempt from federal corporate income tax if they limit their operations and distribute most of their income.  Such tax requirements limit a REIT's ability to respond to changes in the commercial real estate market.

    Warrants
    Warrants give a Fund the option to buy the issuer's equity securities at a specified price (the "exercise price") on or before a specified future date (the "expiration date").  A Fund may buy the designated securities by paying the exercise price before the expiration date.
    Warrants may become worthless if the price of the stock does not rise above the exercise price by the expiration date.  This increases the market risks of warrants as compared to the underlying security.
    Rights are the same as warrants, except companies typically issue rights to existing stockholders.

Fixed Income Securities
Fixed income securities pay interest, dividends or distributions at a specified rate.  The rate may be a fixed percentage of the principal or adjusted periodically.  In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified period of time.  Fixed income securities provide more regular income than equity securities.  However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings.  This limits the potential appreciation of fixed income securities as compared to equity securities.

A security's yield measures the annual income earned on a security as a percentage of its price.  A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount.  If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption.  Securities with higher risks generally have higher yields.

The following describes the types of fixed income securities in which the
Funds invest:

    Treasury Securities
    Treasury securities are direct obligations of the federal government of the United States. Treasury securities are generally regarded as having the lowest credit risks.


    Agency Securities

    Agency securities are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority.
    Some government entities are supported by the full faith and credit of the United States. Such entities include the Government National
    Mortgage Association, Small Business Administration, Farm Credit
    System Financial Assistance Corporation, Farmers Home Administration,
    Federal Financing Bank, General Services Administration, and
    Washington Metropolitan Area Transit Authority Bonds.

    Other government entities receive support through federal subsidies, loans or other benefits. For example, the U.S. Treasury is authorized to purchase specified amounts of securities issued by Federal Home
    Loan Banks, Federal Home Loan Mortgage Corporation and Federal
    National Mortgage Association in support of such obligations.

    A few government entities have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. Such entities include the Farm Credit
    System and the Financing Corporation.

    Investors regard agency securities as having low credit risks, but not as low as Treasury securities.

    A Fund treats mortgage-backed securities guaranteed by a government sponsored entity as if issued or guaranteed by a federal agency.
    Although such a guarantee protects against credit risks, it does not reduce the market and prepayment risks.


   Corporate Debt Securities

    Corporate debt securities are fixed income securities issued by businesses.  Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities.  A Fund may also purchase interests in bank loans to companies. The credit risks of corporate debt securities vary widely among issuers.

    In addition, the credit risk of an issuer's debt security may vary based on its priority for repayment. For example, higher ranking
    (senior) debt securities have a higher priority than lower ranking
    (subordinated) securities.  This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities.  In addition, in the event of bankruptcy, holders of senior securities may receive amounts otherwise payable to the holders of subordinated securities.  Some subordinated securities, such as trust preferred and capital securities notes, also permit the issuer to defer payments under certain circumstances.  For example, insurance companies issue securities known as surplus notes that permit the insurance company to defer any payment that would reduce its capital below regulatory requirements.

       Commercial Paper
       Commercial paper is an issuer's obligation with a maturity of less than nine months.  Companies typically issue commercial paper to pay for current expenditures.  Most issuers constantly reissue their commercial paper and use the proceeds (or bank loans) to repay maturing paper.  If the issuer cannot continue to obtain liquidity in this fashion, its commercial paper may default.  The short maturity of commercial paper reduces both the market and credit risks as compared to other debt securities of the same issuer.

       Demand Instruments
       Demand instruments are corporate debt securities that the issuer must repay upon demand at any time or within specified time periods.  Other demand instruments require a third party, such as a dealer or bank, to repurchase the security for its face value upon demand.  A Fund may be able to treat demand instruments as short-term securities, even though their stated maturity may extend beyond one year.


    Mortgage-Backed Securities
    Mortgage-backed securities represent interests in pools of mortgage obligations. The mortgage obligations that comprise a pool normally have similar interest rates, maturities and other terms. Mortgage obligations may have fixed or adjustable interest rates. Interests in pools of adjustable rate mortgage obligations are known as ARMs.

    Mortgage-backed securities come in a variety of forms. Many have extremely complicated terms. The simplest form of mortgage-backed securities is pass-through certificates. An issuer of pass-through certificates gathers monthly payments from an underlying pool of mortgage obligations. Then, the issuer deducts its fees and expenses and passes the balance of the payments onto the certificate holders once a month. Holders of pass-through certificates receive a pro rata share of all payments and pre-payments from the underlying mortgage obligations. As a result, the holders assume all the prepayment risks of the underlying mortgage obligations.


       Collateralized Mortgage Obligations ("CMOs")
       CMOs, including interests in real estate mortgage investment conduits ("REMICs"), allocate payments and prepayments from an underlying pass-through certificate among holders of different classes of mortgage-backed securities.  This creates different prepayment and market risks for each CMO class.

       Sequential CMOs
       In a sequential pay CMO, one class of CMOs receives all principal payments and prepayments.  The next class of CMOs receives all principal payments after the first class is paid off.  This process repeats for each sequential class of CMO.  As a result, each class of sequential pay CMOs reduces the prepayment risks of subsequent classes.

       PACs, TACs and Companion Classes
       More sophisticated CMOs include planned amortization classes
       ("PACs") and targeted amortization classes ("TACs").  PACs and TACs are issued with companion classes.  PACs and TACs receive principal payments and prepayments at a specified rate.  The companion classes receive principal payments and prepayments in excess of the specified rate.  In addition, PACs will receive the companion classes' share of principal payments, if necessary, to cover a shortfall in the prepayment rate.  This helps PACs and TACs to control prepayment risks by increasing the risks to their companion classes.

       IOs and POs
       CMOs may allocate interest payments to one class (Interest Only or
       IOs) and principal payments to another class (Principal Only or
       POs).  POs increase in value when prepayment rates increase.  In contrast, IOs decrease in value when prepayments increase, because the underlying mortgages generate less interest payments.  However,
       IOs tend to increase in value when interest rates rise (and prepayments decrease), making IOs a useful hedge against market risks.

       Z Classes and Residual Classes
       CMOs must allocate all payments received from the underlying mortgages to some class.  To capture any unallocated payments, CMOs generally have an accrual ("Z") class.  Z classes do not receive any payments from the underlying mortgages until all other CMO classes have been paid off.  Once this happens, holders of Z class
       CMOs receive all payments and prepayments.  Similarly, REMICs have residual interests that receive any mortgage payments not allocated to another REMIC class.

       The degree of increased or decreased prepayment risks depends upon the structure of the CMOs.  However, the actual returns on any type of mortgage-backed security depend upon the performance of the underlying pool of mortgages, which no one can predict and will vary among pools.

    Asset-Backed Securities
    Asset-backed securities are payable from pools of obligations other than mortgages.  Most asset-backed securities involve consumer or commercial debts with maturities of less than ten years.  However, almost any type of fixed income assets (including other fixed income securities) may be used to create an asset-backed security.
    Asset-backed securities may take the form of commercial paper, notes, or pass through certificates.  Asset-backed securities have prepayment risks.  Like CMOs, asset-backed securities may be structured like IOs and POs.

    Bank Instruments
    Bank instruments are unsecured interest bearing deposits with banks.
    Bank instruments include bank accounts, time deposits, certificates of deposit and banker's acceptances.  Yankee instruments are denominated in U.S. dollars and issued by U.S. branches of foreign banks.
    Eurodollar instruments are denominated in U.S. dollars and issued by
    non-U.S. branches of U.S. or foreign banks.

    Credit Enhancement
    Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed income security if the issuer defaults.  In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer.  Normally, the credit enhancer has greater financial resources and liquidity than the issuer.  For this reason, the Adviser usually evaluates the credit risk of a fixed income security based solely upon its credit enhancement.

    Common types of credit enhancement include guarantees, letters of credit, bond insurance and surety bonds.  Credit enhancement also includes arrangements where securities or other liquid assets secure payment of a fixed income security.  If a default occurs, these assets may be sold and the proceeds paid to security holders.  Either form of credit enhancement reduces credit risks by providing another source of payment for a fixed income security.

Convertible Securities
Convertible securities are fixed income securities that a Fund has the option to exchange for equity securities at a specified conversion price.
The option allows a Fund to realize additional returns if the market price of the equity security exceeds the conversion price.  For example, a Fund may hold fixed income securities that are convertible into shares of common stock at a conversion price of $10 per share.  If the market value of the shares of common stock reached $12, a Fund could realize an additional $2 per share by converting its fixed income securities to equity securities.

Convertible securities have lower yields than comparable fixed income securities.  In addition, at the time a convertible security is issued, the conversion price exceeds the market value of the underlying equity security.  Thus, convertible securities may provide lower returns than non-convertible fixed income securities or equity securities depending upon changes in the price of the underlying equity securities.  However, convertible securities permit a Fund to realize some of the potential appreciation of the underlying equity securities with less risk of losing its initial investment.

A Fund treats convertible securities as equity securities for purposes of its investment policies and limitations, because of their unique characteristics.

Foreign Securities
Investing in foreign securities (including through the use of depositary receipts) involves certain special considerations which are not typically associated with investing in U.S. securities.  Since investments in foreign companies will frequently involve currencies of foreign countries, and since a Fund may hold securities and funds in foreign currencies, a
Fund may be affected favorably or unfavorably by changes in currency rates and in exchange control regulations, if any, and may incur costs in connection with conversions between various currencies.  Most foreign stock markets, while growing in volume of trading activity, have less volume than the New York Stock Exchange, and securities of some foreign companies are less liquid and more volatile than securities of comparable domestic companies.  Similarly, volume and liquidity in most foreign bond markets are less than in the United States and, at times, volatility of price can be greater than in the United States.  Fixed commissions on foreign securities exchanges are generally higher than negotiated commissions on United States exchanges, although each Fund endeavors to achieve the most favorable net results on its portfolio transactions.
There is generally less government supervision and regulation of securities exchanges, brokers, and listed companies in foreign countries than in the United States.  In addition, with respect to certain foreign countries, there is the possibility of exchange control restrictions, expropriation or confiscatory taxation, and political, economic or social instability, which could affect investments in those countries.  Foreign securities, such as those purchased by a Fund, may be subject to foreign government taxes, higher custodian fees, higher brokerage costs and dividend collection fees which could reduce the yield on such securities.

Foreign economies may differ favorably or unfavorably from the U.S.
economy in various respects, including growth of gross domestic product, rates of inflation, currency depreciation, capital reinvestment, resource self-sufficiency, and balance of payments positions. Many foreign securities are less liquid and their prices more volatile than comparable
U.S. securities.  From time to time, foreign securities may be difficult to liquidate rapidly without adverse price effect.


The Funds may make significant investments in securities denominated in the Euro, the single currency of the European Monetary Union ("EMU").
Therefore, the exchange rate between the Euro and the U.S. dollar will have a significant impact on the value of a Fund's investments. With the advent of the Euro, the participating countries in the EMU can no longer follow independent monetary policies.  This may limit these countries'
ability to respond to economic downturns or political upheavals, and consequently reduce the value of their foreign government securities.


      Depositary Receipts
      Depositary receipts represent interests in underlying securities issued by a foreign company. Depositary receipts are not traded in the same market as the underlying security. The foreign securities underlying American Depositary Receipts ("ADRs") are not traded in the United States. ADRs provide a way to buy shares of foreign-based companies in the United States rather than in overseas markets. ADRs are also traded in U.S. dollars, eliminating the need for foreign exchange transactions. The foreign securities underlying European
      Depositary Receipts ("EDRs"), Global Depositary Receipts ("GDRs")
      and International Depositary Receipts ("IDRs") are traded globally or outside the United States. Depositary receipts involve many of the same risks of investing directly in foreign securities, including currency risks and risks of foreign investing.

      Foreign Government Securities
      Foreign government securities generally consist of fixed income securities supported by national, state, or provincial governments or similar political subdivisions.  Foreign government securities also include debt obligations of supranational entities, such as international organizations designed or supported by governmental entities to promote economic reconstruction or development, international banking institutions and related government agencies.
      Examples of these include, but are not limited to, the International
      Bank for Reconstruction and Development (the "World Bank"), the
      Asian Development Bank, the European Investment Bank and the
      Inter-American Development Bank.

      Foreign government securities also include fixed income securities of quasi-governmental agencies that are either issued by entities owned by a national, state, or equivalent government or are obligations of a political unit that are not backed by the national government's full faith and credit.  Further, foreign government securities include mortgage-related securities issued or guaranteed by national, state or provincial governmental instrumentalities, including quasi-governmental agencies.

Derivative Contracts

Derivative contracts are financial instruments that require payments based upon changes in the values of designated (or underlying) securities, currencies, commodities, financial indices or other assets.  Some derivative contracts (such as futures, forwards and options) require payments relating to a future trade involving the underlying asset.  Other derivative contracts (such as swaps) require payments relating to the income or returns from the underlying asset.  The other party to a derivative contract is referred to as a counterparty.

Many derivative contracts are traded on securities or commodities exchanges.  In this case, the exchange sets all the terms of the contract except for the price.  Investors make payments due under their contracts through the exchange.  Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange.  Parties to the contract make (or collect) daily payments to the margin accounts to reflect losses (or gains) in the value of their contracts.  This protects investors against potential defaults by the counterparty.  Trading contracts on an exchange also allows investors to close out their contracts by entering into offsetting contracts.

For example, a Fund could close out an open contract to buy an asset at a future date by entering into an offsetting contract to sell the same asset on the same date.  If the offsetting sale price is more than the original purchase price, the Fund realizes a gain; if it is less, the Fund realizes a loss.  Exchanges may limit the amount of open contracts permitted at any one time.  Such limits may prevent the Fund from closing out a position.
If this happens, the Fund will be required to keep the contract open (even if it is losing money on the contract), and to make any payments required under the contract (even if it has to sell portfolio securities at unfavorable prices to do so).  Inability to close out a contract could also harm the Fund by preventing it from disposing of or trading any assets it has been using to secure its obligations under the contract.

A Fund may also trade derivative contracts over-the-counter ("OTC") in transactions negotiated directly between the Fund and the counterparty.
OTC contracts do not necessarily have standard terms, so they cannot be directly offset with other OTC contracts. In addition, OTC contracts with more specialized terms may be more difficult to price than exchange traded contracts.

Depending upon how a Fund uses derivative contracts and the relationships between the market value of a derivative contract and the underlying asset, derivative contracts may increase or decrease the Fund's exposure to stock market and currency risks, and may also expose the Fund to liquidity and leverage risks. OTC contracts also expose the Fund to credit risks in the event that a counterparty defaults on the contract.

A Fund may trade in the following types of derivative contracts:

    Futures Contracts
    Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of an underlying asset at a specified price, date, and time. Entering into a contract to buy an underlying asset is commonly referred to as buying a contract or holding a long position in the asset. Entering into a contract to sell an underlying asset is commonly referred to as selling a contract or holding a short position in the asset. Futures contracts are considered to be commodity contracts. Futures contracts traded OTC are frequently referred to as forward contracts.

    Each of the Funds (except the Money Market Fund) may buy or sell financial futures contracts.

    The Select Value Fund, the Large Company Fund, the Balanced Fund and
    the Small Company Fund may buy or sell equity index futures contracts.


    The Government Fund and the Balanced Fund may buy or sell interest rate futures contracts.


    Options
    Options are rights to buy or sell an underlying asset for a specified price (the "exercise price") during, or at the end of, a specified period. A call option gives the holder (buyer) the right to buy the underlying asset from the seller (writer) of the option. A put option gives the holder the right to sell the underlying asset to the writer of the option. The writer of the option receives a payment, or premium, from the buyer, which the writer keeps regardless of whether the buyer uses (or exercises) the option.

    Each of the Funds (except the Money Market Fund) may:

o     Buy call options on securities indices in anticipation of an increase in the value of the underlying asset;

o     Buy put options on securities indices in anticipation of a decrease in the value of the underlying asset; and

o     Buy or write options to close out existing options positions.

    A Fund may also write call options on securities or on futures contracts regarding securities in which a Fund may invest to generate income from premiums, and in anticipation of a decrease or only limited increase in the value of the underlying asset. If a call written by a Fund is exercised, the Fund foregoes any possible profit from an increase in the market price of the underlying asset over the exercise price plus the premium received.

    A Fund may also write put options on securities or on futures contracts regarding securities in which a Fund may invest to generate income from premiums, and in anticipation of an increase or only limited decrease in the value of the underlying asset. In writing puts, there is a risk that a Fund may be required to take delivery of the underlying asset when its current market price is lower than the exercise price.

    When a Fund writes options on futures contracts, it will be subject to margin requirements similar to those applied to futures contracts.

Special Transactions

    Repurchase Agreements
    Repurchase agreements are transactions in which a Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price.  The repurchase price exceeds the sale price, reflecting a Fund's return on the transaction.  This return is unrelated to the interest rate on the underlying security.
    A Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.


    The Funds' custodian or subcustodian generally will take possession of the securities subject to repurchase agreements.  The Adviser or subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.


    Repurchase agreements are subject to credit risks with respect to the dealer or bank acting as counterparty.

    Reverse Repurchase Agreements
    Reverse repurchase agreements are repurchase agreements in which a
    Fund is the seller (rather than the buyer) of the securities, and agrees to repurchase them at an agreed upon time and price.  A reverse repurchase agreement may be viewed as a type of borrowing by a Fund.
    Reverse repurchase agreements are subject to credit risks.  In addition, reverse repurchase agreements create leverage risks because the Fund must repurchase the underlying security at a higher price, regardless of the market value of the security at the time of repurchase.

   Delayed Delivery Transactions
    Delayed delivery transactions, including when issued transactions, are arrangements in which a Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time beyond the normal settlement date.  During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund.  The Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its shares.  Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices.
    Therefore, delayed delivery transactions create market risks for a
    Fund.  Delayed delivery transactions also involve credit risks in the event of a counterparty default.

       To Be Announced Securities ("TBAs")
       As with other delayed delivery transactions, a seller agrees to issue a TBA security at a future date.  However, the seller does not specify the particular securities to be delivered.  Instead, the Fund agrees to accept any security that meets specified terms.
       For example, in a TBA mortgage-backed transaction, a Fund and the seller would agree upon the issuer, interest rate and terms of the underlying mortgages.  The seller would not identify the specific underlying mortgages until it issues the security.  TBA
       mortgage-backed securities increase market risks because the underlying mortgages may be less favorable than anticipated by the
       Fund.

       Dollar Rolls
       Dollar rolls are transactions where a Fund sells mortgage-backed securities with a commitment to buy similar, but not identical, mortgage-backed securities on a future date at a lower price.
       Normally, one or both securities involved are TBA mortgage-backed securities.  Dollar rolls are subject to market risks and credit risks.

    Asset Coverage
    In order to secure its obligations in connection with derivatives contracts or special transactions, a Fund will either own the underlying assets, enter into an offsetting transaction or set aside readily marketable securities with a value that equals or exceeds the
    Fund's obligations.  Unless the Fund has other readily marketable assets to set aside, it cannot trade assets used to secure such obligations entering into an offsetting derivative contract or terminating a special transaction.  This may cause the Fund to miss favorable trading opportunities or to realize losses on derivative contracts or special transactions.


    Securities of Other Investment Companies
    A Fund may invest its assets in securities of other investment companies as an efficient means of carrying out its investment policies and managing its uninvested cash. It should be noted that investment companies incur certain expenses, such as management fees, and, therefore, any investment by a Fund in shares of other investment companies may be subject to duplicate expenses. Each Fund will limit its investment in other investment companies to not more than 3% of the total outstanding voting stock of any investment company, will invest no more than 5% of its total assets in any one investment company, and will invest no more than 10% of its total assets in investment companies in general.

    Securities Lending
    A Fund may lend portfolio securities to borrowers that the Adviser deems creditworthy.  In return, a Fund receives cash or liquid securities from the borrower as collateral.  The borrower must furnish additional collateral if the market value of the loaned securities increases.  Also, the borrower must pay a Fund the equivalent of any dividends or interest received on the loaned securities.

    A Fund will reinvest cash collateral in securities that qualify as an acceptable investment for a Fund.  However, a Fund must pay interest to the borrower for the use of cash collateral.

    Loans are subject to termination at the option of a Fund or the borrower.  A Fund will not have the right to vote on securities while they are on loan, but it will terminate a loan in anticipation of any important vote.  A Fund may pay administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash collateral to a securities lending agent or broker.

    Securities lending activities are subject to market risks and credit risks.

   Portfolio Turnover
    A higher portfolio turnover may involve greater transaction expenses which must be borne directly by a Fund (and thus, indirectly by its shareholders), and may affect Fund performance.  In addition, a high rate of portfolio turnover may result in the realization of larger amounts of capital gains which, when distributed to that Fund's shareholders, are taxable to them.

    The variation in the Large Company Fund's, Balanced Fund's, Small
    Company Fund's, Select Value Fund's and Government Income Fund's
    portfolio turnover rate from 2002 to 2003 was due to the Funds'
    investment policies, which by nature are conducive to either higher or lower portfolio turnover when appropriate under market conditions.


INVESTMENT RISKS


There are many factors which may affect an investment in a Fund. A Fund's principal risks are described in its prospectus. Additional risk factors are outlined below.


Sector Risks
o     Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the possibility that a certain sector may underperform other sectors or the market as a whole.
   As the Adviser allocates more of a Fund's portfolio holdings to a particular sector, a Fund's performance will be more susceptible to any economic, business or other developments which generally affect that sector.

Liquidity Risks
o     Trading opportunities are more limited for equity securities that are not widely held. This may make it more difficult to sell or buy a security at a favorable price or time. Consequently, a Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on a Fund's performance. Infrequent trading of securities may also lead to an increase in their price volatility.

o     Liquidity risk also refers to the possibility that a Fund may not be able to sell a security or close out a derivative contract when it wants to. If this happens, the Fund will be required to continue to hold the security or keep the position open, and the Fund could incur losses.

o     OTC derivative contracts generally carry greater liquidity risk than exchange-traded contracts.

Currency Risks
o     Exchange rates for currencies fluctuate daily. The combination of currency risk and market risk tends to make securities traded in foreign markets more volatile than securities traded exclusively in the
   U.S.

o     The Adviser attempts to manage currency risk by limiting the amount a Fund invests in securities denominated in a particular currency.
   However, diversification will not protect a Fund against a general increase in the value of the U.S. dollar relative to other currencies.


Risks of Foreign Investing
o     Foreign securities pose additional risks because foreign economic or political conditions may be less favorable than those of the United
   States. Securities in foreign markets may also be subject to taxation policies that reduce returns for U.S. investors.

o     Foreign companies may not provide information (including financial statements) as frequently or to as great an extent as companies in the
   United States. Foreign companies may also receive less coverage than
   United States companies by market analysts and the financial press.  In addition, foreign countries may lack uniform accounting, auditing and financial reporting standards or regulatory requirements comparable to those applicable to U.S. companies. These factors may prevent a Fund and its Adviser from obtaining information concerning foreign companies that is as frequent, extensive and reliable as the information available concerning companies in the United States.

o     Foreign countries may have restrictions on foreign ownership of securities or may impose exchange controls, capital flow restrictions or repatriation restrictions which could adversely affect the liquidity of a Fund's investments.

Risks of Investing in Derivative Contracts
o     A Fund's use of derivative contracts involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments.  First, changes in the value of the derivative contracts in which a Fund invests may not be correlated with changes in the value of the underlying asset or if they are correlated, may move in the opposite direction than originally anticipated. Second, while some strategies involving derivatives may reduce the risk of loss, they may also reduce potential gains or, in some cases, result in losses by offsetting favorable price movements in portfolio holdings.  Third, there is a risk that derivative contracts may be mispriced or improperly valued and, as a result, a Fund may need to make increased cash payments to the counterparty.  Finally, derivative contracts may cause a Fund to realize increased ordinary income or short-term capital gains (which are treated as ordinary income for federal income tax purposes) and, as a result, may increase taxable distributions to shareholders.  Derivative contracts may also involve other risks, such as interest rate, credit, liquidity and leverage risks.


Leverage Risks
o     Leverage risk is created when an investment exposes a Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify a Fund's risk of loss and potential for gain.

Bond Market Risks
o     Prices of fixed income securities rise and fall in response to interest rate changes for similar securities. Generally, when interest rates rise, prices of fixed income securities fall.

o     Interest rate changes have a greater effect on the price of fixed income securities with longer maturities or durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates and is an alternative measure to a security's maturity.

Risks Associated with Non-Investment Grade Securities
o     Securities rated below investment grade, also known as junk bonds, generally entail greater market, credit and liquidity risks than investment grade securities. For example, their prices are more volatile, economic downturns and financial setbacks may affect their prices more negatively, and their trading market may be more limited.

INVESTMENT LIMITATIONS

Unless otherwise stated, all references to a Fund's assets are in terms of current market value.

Each of the Large Company Fund and the Small Company Fund may not:

1.    Purchase securities of any one issuer (except securities issued or guaranteed by the U.S. government, its agencies or instrumentalities and repurchase agreements involving such securities) if as a result more than 5% of the total assets of such Fund would be invested in the securities of such issuer or the Fund would hold more than 10% of the outstanding voting securities of such issuer. This restriction applies to 75% of the Fund's total assets;

2.    Purchase any securities which would cause 25% or more of the Fund's total assets at the time of purchase to be invested in securities of one or more issuers conducting their principal business activities in the same industry, provided that (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities and repurchase agreements secured by obligations of the U.S. government or its agencies or
   instrumentalities; (b) wholly owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents; and
   (c) utilities will be divided according to their services. For example, gas, gas transmission, electric and gas, electric, and telephone will each be considered a separate industry;

3.    Borrow money or issue senior securities, except that the Fund may borrow from banks or enter into reverse repurchase agreements for temporary purposes in amounts up to one-third of its total assets at the time of such borrowing, and except as permitted pursuant to appropriate exemptions from the Investment Company Act of 1940, as amended ("1940 Act"). The Fund will not purchase securities while its borrowings (including reverse repurchase agreements) exceed 5% of its total assets;

4.    Make loans, except that the Fund may purchase or hold debt instruments and lend portfolio securities in accordance with its investment objective and policies, make time deposits with financial institutions, and enter into repurchase agreements;

5.    Purchase securities on margin, except for use of short-term credit necessary for clearance of purchases of portfolio securities and except as may be necessary to make margin payments in connection with derivative securities transactions;

6.    Underwrite the securities issued by other persons, except to the extent that a Fund may be deemed to be an underwriter under certain securities laws in the disposition of "restricted securities";

7.    Purchase or sell commodities or commodity contracts, except to the extent disclosed in the current prospectus of the Fund; and

8.    Purchase or sell real estate (although investments in marketable securities of companies engaged in such activities and securities secured by real estate or interests therein are not prohibited by this restriction).

The Balanced Fund may not:

1.    Purchase securities of any one issuer, other than obligations issued or guaranteed by the U.S. government or its agencies or
   instrumentalities, if, immediately after such purchase, more than 5% of the value of the Fund's total assets would be invested in such issuer, or the Fund would hold more than 10% of any class of securities of the issuer, except that up to 25% of the value of the Fund's total assets may be invested without regard to such limitations. There is no limit to the percentage of assets that may be invested in U.S. Treasury bills, notes, or other obligations issued or guaranteed by the U.S.
   government or its agencies or instrumentalities;

2.    Purchase any securities which would cause more than 25% of the value of the Fund's total assets at the time of purchase to be invested in securities of one or more issuers conducting their principal business activities in the same industry, provided that (a) there is no limitation with respect to obligations issued or guaranteed by the U.S.
   government or its agencies or instrumentalities and repurchase agreements secured by obligations of the U.S. government or its agencies or instrumentalities; (b) wholly owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents; and (c) utilities will be divided according to their services.
   For examples, gas, gas transmission, electric and gas, electric, and telephone will each be considered a separate industry;

3.    Borrow money or issue senior securities, except that the Fund may borrow from banks or enter into reverse repurchase agreements or dollar roll agreements for temporary purposes in amounts up to one-third of the value of its total assets at the time of such borrowing, and except as permitted pursuant to appropriate exemptions from the 1940 Act;

4.    Make loans, except that the Fund may purchase or hold debt instruments and lend portfolio securities in accordance with its investment objectives and policies, make time deposits with financial institutions, and enter into repurchase agreements;

5.    Purchase securities on margin, except for use of short-term credit necessary for clearance of purchases of portfolio securities and except as may be necessary to make margin payments in connection with derivative securities transactions;

6.    Underwrite the securities issued by other persons, except to the extent that the Fund may be deemed to be an underwriter under certain securities laws in the disposition of "restricted securities";

7.    Purchase or sell commodities or commodity contracts, except to the extent disclosed in the current prospectus of the Fund; and

8.    Purchase or sell real estate (although investments in marketable securities of companies engaged in such activities and securities secured by real estate or interests therein are not prohibited by this restriction).


Each of the Select Value Fund and the Government Fund may not:


1.    Invest in securities of any one issuer (other than the U.S.
   government, its agencies and instrumentalities) if, immediately after and as a result of such investment, the current market value of the holdings of such Fund in the securities of such issuer exceeds 5% of the Fund's total assets;

2.    Invest in the securities of companies primarily engaged in any one industry (other than the U.S. government, its agencies and instrumentalities) if, immediately after and as a result of such investment, the current market value of the aggregate holdings of the
   Fund in the securities of companies in such industry exceeds 25% of the
   Fund's total assets. However, an industry concentration in excess of such percentage limitation is permitted if it occurs incidentally as a result of changes in the market value of portfolio securities;

3.    Acquire the outstanding voting securities of any one issuer if, immediately after and as a result of such investment, the current market value of the holdings of the Fund in the securities of such issuer exceeds 10% of the market value of such issuer's outstanding voting securities;

4.    Borrow money, which includes entering into reverse repurchase agreements, except that each Fund may enter into reverse repurchase agreements or borrow money from banks for temporary or emergency purposes in aggregate amounts up to one-third of the value of the
   Fund's net assets; provided that while borrowings from banks exceed 5%
   of a Fund's net assets, any such borrowings and reverse repurchase agreements will be repaid before additional investments are made;

5.    Pledge more than 15% of its net assets to secure indebtedness; the purchase or sale of securities on a "when issued" basis is not deemed to be a pledge of assets;

6.    Invest more than 15% of the value of the Fund's net assets in restricted or illiquid securities or instruments including, but not limited to, securities for which there are no readily available market quotations, dealer (OTC) options, assets used to cover dealer options written by the Fund or repurchase agreements that mature in more than 7 days;

7.    Lend more than 30% in value of the Fund's securities to brokers, dealers or other financial organizations. All such loans will be collateralized by cash or U.S. government obligations that are maintained at all times in an amount equal to at least 102% of the current value of the loaned securities;

8.    Invest in securities of an issuer (other than an agency or instrumentality of the U.S. government) which, together with any predecessor of the issuer, has been in operation for less than three years if, immediately after and as a result of such investment, more than 5% of the value of the Fund's total assets would then be invested in the securities of such issuer; and

9.    Invest more than 10% of the value of the Fund's net assets in fixed time deposits which are non-negotiable and/or which impose a penalty for early withdrawal and which have maturities of more than 7 days.

With respect to investment restrictions 1 and 3, the percentage limits stated therein apply to 75% of each Fund's total assets.

The Money Market Fund may not:

1.    Purchase any security (other than obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities) of any issuer if as a result more than 5% of its total assets would be invested in securities of the issuer;

2.    Purchase securities on margin, except that it may obtain such short-term credit as may be necessary for the clearance of purchases and sales of securities;

3.    Borrow money, except that the Fund may borrow money from banks for temporary or emergency purposes in aggregate amounts up to one-third of the value of the Fund's net assets; provided that while borrowings from banks exceed 5% of the Fund's net assets, any such borrowings will be repaid before additional investments are made;

4.    Pledge more than 15% of its net assets to secure indebtedness; the purchase or sale of securities on a "when issued" basis is not deemed to be a pledge of assets;

5.    Issue senior securities; the purchase or sale of securities on a
   "when issued" basis is not deemed to be the issuance of a senior security;

6.    Make loans, except that the Fund may purchase or hold debt securities consistent with its investment objective, lend portfolio securities valued at not more than 15% of its total assets to brokers, dealers, and financial institutions and enter into repurchase agreements;

7.    Purchase any security of any issuer if as a result more than 25% of its total assets would be invested in a single industry; there is no restriction with respect to obligations issued or guaranteed by the
   U.S. government, its agencies or instrumentalities;

8.    Invest more than 15% of its total assets in repurchase agreements maturing in more than seven days;

9.    Invest more than 5% of its total assets in securities of any company having a record, together with its predecessors, of less than three years of continuous operation;

10.   Make short sales of securities or maintain a short position, unless at all times when a short position is open it owns an equal amount of such securities or of securities which, without payment of any further consideration, are convertible into or exchangeable for securities of the same issue as, and equal in amount to, the securities sold short;

11.   Underwrite securities of other issuers, except that the Fund may purchase securities from the issuer or others and dispose of such securities in a manner consistent with its investment objective:

12.   Purchase or sell commodities or commodity contracts, except to the extent disclosed in the current prospectus of the Fund; and

13.   Purchase or sell real estate (although investments in marketable securities of companies engaged in such activities and securities secured by real estate or interests therein are not prohibited by this restriction.

With respect to Investment Restriction (8), the Fund will limit its investments in repurchase agreements maturing in more than seven days to no more than 10% of its total assets.

The above limitations cannot be changed for a Fund unless authorized by the Board and by the "vote of a majority of its outstanding voting securities" of that Fund, as defined by the 1940 Act. The following limitations, however, may be changed by the Board without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.

The Large Company Fund, the Balanced Fund and the Small Company Fund may
not:

1.    Purchase or otherwise acquire any securities, if as a result, more than 15% of its net assets would be invested in securities that are illiquid;

2.    Engage in any short sales, except to the extent disclosed in the current prospectus of the Fund;

3.    Purchase participation or direct interests in oil, gas, or other mineral exploration or development programs (although investments by such Funds in marketable securities of companies engaged in such activities are not prohibited by this restriction);

4.    Purchase securities of other investment companies, except (a) in connection with a merger, consolidation, acquisition or reorganization, and (b) to the extent permitted by the 1940 Act or pursuant to any exemptions therefrom; and

5.    Mortgage or hypothecate the Fund's assets in excess of one third of the Fund's total assets.

If a percentage limit is satisfied at the time of investment or borrowing, a later increase or decrease resulting from a change in asset value is not a violation of the limit.

WHAT DO SHARES COST?

Each Fund's net asset value ("NAV") per Share, other than the Money Market
Fund, fluctuates and is based on the market value of all securities and other assets of that Fund.  The Money Market Fund attempts to stabilize the value of a Share at $1.00.  The NAV for each class of Shares, other than the Money Market Fund, may differ due to the variance in daily net income realized by each class.  Such variance will reflect only accrued net income to which the shareholders of a particular class are entitled.

REDUCING OR eliminating THE FRONT-END SALES CHARGE
You can reduce or eliminate the applicable front-end sales charge, as follows:


Quantity Discounts
Larger purchases of the same Share class reduce or eliminate the sales charge you pay. You can combine purchases of Shares made on the same day by you, your spouse and your children under age 21. In addition, purchases made at one time by a trustee or fiduciary for a single trust estate or a single fiduciary account can be combined.


Accumulated Purchases
If you make an additional purchase of Shares, you can count previous Share purchases still invested in the Fund in calculating the applicable sales charge on the additional purchase.

Concurrent Purchases
You can combine concurrent purchases of the same share class of two Funds
(except the Money Market Fund) in calculating the applicable sales charge.

Letter of Intent
You can sign a Letter of Intent committing to purchase a certain amount of the same class of Shares within a 13-month period to combine such purchases in calculating the sales charge. The Funds' custodian will hold
Shares in escrow equal to the maximum applicable sales charge. If you complete the purchases described in the Letter of Intent, the Custodian will release the Shares in escrow to your account. If you do not fulfill the Letter of Intent, the Custodian will redeem the appropriate amount from the Shares held in escrow to pay the sales charges that were not applied to your purchases.


Reinvestment Privilege
You may reinvest, within 30 days, your Share redemption proceeds at the next calculated NAV without any sales charge.  This sales charge elimination is offered because a sales charge was previously assessed.


Purchases by Affiliates of the Funds
The following individuals and their immediate family members may buy
Shares at NAV without any sales charge because there are nominal sales efforts associated with their purchases:

o     the Trustees, active or retired employees and sales representatives of the Trust, the Adviser, the Distributor and their affiliates;

o     any associated person of an investment dealer who has a sales agreement with the Distributor; and

o     trusts, pension or profit-sharing plans for these individuals.

REDUCING OR ELIMINATING THE CONTINGENT DEFERRED SALES CHARGE
These reductions or eliminations are offered because: no sales commissions have been advanced to the selling financial intermediary; the shareholder has already paid a Contingent Deferred Sales Charge ("CDSC"); or nominal sales efforts are associated with the original purchase of Shares.

Upon notification to the Distributor or the Funds' transfer agent, no CDSC will be imposed on redemptions:

o     following the death or post-purchase disability, as defined in
  Section 72(m)(7) of the Internal Revenue Code of 1986, of the last surviving shareholder;

o     representing minimum required distributions from an Individual
  Retirement Account or other retirement plan to a shareholder who has attained the age of 70 1/2;

o     which are involuntary redemptions of shareholder accounts that do not comply with the minimum balance requirements;

o     of Shares that represent a reinvestment within 30 days of a previous redemption;

o     of Shares held by the Trustees, employees, and sales representatives of the Trust, the Adviser, the Distributor and their affiliates;
  employees of any investment professional that sells Shares according to a sales agreement with the Distributor; and the immediate family members of the above persons; and

o     of Shares originally purchased through a bank trust department, a registered investment adviser or retirement plans where the third party administrator has entered into certain arrangements with the Distributor or its affiliates, or any other investment professional, to the extent that no payments were advanced for purchases made through these entities.

HOW ARE THE FUNDS SOLD?


Under the Distributor's Contract with the Trust, Edgewood Services, Inc., the Trust's principal underwriter ("Distributor") offers Shares on a continuous, best-efforts basis. The Distributor will enter into separate written agreements with various firms, including affiliates of the Trust's
Adviser, to provide certain services principally intended to result in the sale and servicing of Fund Shares.


RULE 12B-1 PLANs
The Rule 12b-1 Plans are designed to pay the Distributor (who may then pay investment professionals such as banks, broker/dealers, trust departments of banks, and registered investment advisers) for marketing activities
(such as advertising, printing and distributing prospectuses, and providing incentives to investment professionals) to promote sales of
Shares so that overall Fund assets are maintained or increased. This helps the Fund achieve economies of scale, reduce per share expenses, and provide cash for orderly portfolio management and Share redemptions. Also, the Funds' service providers that receive asset-based fees also benefit from stable or increasing Fund assets.

The Funds' Investor A Shares may compensate the Distributor more or less than its actual marketing expenses. In no event will the Funds pay for any expenses of the Distributor that exceed the maximum Rule 12b-1 Plan fee.

The Funds' Investor B Shares reimburse the Distributor only for those payments made to investment professionals up to the maximum Rule 12b-1
Plan fee. In no event will the Funds pay for any expenses of the
Distributor that exceed the maximum Rule 12b-1 Plan fee.

For some classes of Shares, the maximum Rule 12b-1 Plan fee that can be paid in any one year may not be sufficient to cover the marketing related expenses the Distributor has incurred. Therefore, it may take the
Distributor a number of years to recoup these expenses.



Front-End Sales Charge Reallowances
The Distributor receives a front-end sales charge on certain Investor A
Share sales (not on Investor A Shares of the Money Market Fund).  The
Distributor generally pays up to 90% (and as much as 100%) of this charge to investment professionals for sales and/or administrative services.  Any payments to investment professionals in excess of 90% of the front-end sales charge are considered supplemental payments.  The Distributor retains any portion not paid to an investment professional.

SUPPLEMENTAL PAYMENTS


Investment professionals (such as broker-dealers or banks) may be paid fees, in significant amounts, out of the assets of the Distributor and/or the transfer agent (these fees do not come out of Fund assets). The
Distributor may be reimbursed by the Adviser or its affiliates.

Investment professionals receive such fees for providing
distribution-related and/or shareholder services, such as advertising, providing incentives to their sales personnel, sponsoring other activities intended to promote sales, and maintaining shareholder accounts. These payments may be based upon such factors as the number or value of Shares the investment professional sells or may sell, the value of client assets invested, and/or the type and nature of sales or marketing support furnished by the investment professional.

Provident Securities & Investment Company ("PSI"), an affiliate of
Provident, will pay additional consideration to dealers not to exceed 4.0%
of the offering price per Share on all sales of Investor B Shares as an expense of PSI for which PSI will be reimbursed by the Distributor under the Investor B 12b-1 Plan or upon receipt of a CDSC. Any additional consideration or incentive program may be terminated at any time by the
Distributor.


UNDERWRITING COMMISSIONS
The following chart reflects the total front-end sales charges and contingent deferred sales charges paid in connection with the sale of
Class A and Class B Shares of each Fund and the amount retained by the Distributor for the last three fiscal years ended December 31:

                         2003                    2002                    2001
                  Total       Amount       Total      Amount      Total      Amount
---------------   Sales       Retained     Sales      Retained    Sales      Retained
                   Charges                 Charges                Charges
Large Company     $29,089.22  $496.19      $19,988.05 $309.31     $54,550.57 $1,643.75
Fund
Balanced Fund     $16,740.33  $168.51      $10,512.81 $305.24     $24,419.27 $708.19
Small Company     $4,293.20   $274.90      $2,588.40  $119.78     $5,462.92  $364.49
Fund
Select Value      $17,033.96  $646.48      $15,568.57 $211.35     $8,744.81  $544.03
Fund
Government Fund   $46,164.86  $1,378.30    $107,524.80$434.45     $16,151.23 $997.68

REDEMPTION IN KIND
---------------------------------------------------------------------------

Although each Fund intends to pay Share redemptions in cash, each reserves the right, as described below, to pay the redemption proceeds in whole or in part by a distribution of such Fund's portfolio securities.

Because each Fund has elected to be governed by Rule 18f-1 under the 1940
Act, each Fund is obligated to pay Share redemptions to any one shareholder of record in cash only up to the lesser of $250,000 or 1% of the net assets represented by such Share class during any 90-day period.

Any Share redemption payment greater than this amount will also be in cash unless the Trust's Board determines that payment should be in kind. In such a case, each Fund will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as each Fund determines the value of portfolio securities when calculating its NAV. The portfolio securities will be selected in a manner that the Trust's Board deems fair and equitable and, to the extent available, such securities will be readily marketable.


Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs.

WHO MANAGES AND PROVIDES SERVICES TO THE FUND?


Board of Trustees And Trust Officers
The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Trust. Where required, the tables separately list Board members who are "interested persons" of the Trust
(i.e., "Interested" Board members) and those who are not (i.e.,
"Independent" Board members). The Trust consists of six investment company portfolios.

Each Board member oversees all portfolios in the Trust and serves for an indefinite term. Unless otherwise noted, each Officer is elected annually.

Interested Trustees background - term of office: indefinite

-----------------------------------------------------------------

Name
Age                                                              Total
Address                                                          Compensation from
Positions Held                                                   the Trust
with Trust       Principal Occupation(s) for Past Five Years and (past calendar
Length of Time   Other Directorships Held                        year)
Served

William N.       Principal Occupation: Owner, Bohlender          $ 13,000
Stratman*        Engraving Co. (engraving and printing company);
Age: 61          President and Co-owner, Marno Corporation
5800 Corporate   (holding corporation for Mariner's Inn West
Drive            Property); Vice President and Co-owner of
Pittsburgh, PA   Mariners Inn Banquet Halls.
15237-7010
Trustee          Other Directorships Held: None
Began serving:
May 1998

* Mr. Stratman is an Interested Trustee by virtue of owning 40,000 Shares of Provident Financial Group, Inc.
---------------------------------------------------------------------------

Independent trustees background - term of office: indefinite

--------------------------------------------------------------------
Name
Age                                                                 Total
Address                                                             Compensation
Positions Held                                                      from the Trust
with Trust        Principal Occupation(s) for Past Five Years and   (past calendar
Length of Time    Other Directorships Held                          year)
Served

 J. Virgil Early, Principal Occupation: President, Early &      $15,000
 Jr.              Associates (business consulting); Vice President
 Age: 66          of Synovus Trust Company.
 5800 Corporate
 Drive            Other Directorships Held: None
 Pittsburgh, PA
 15237-7010
 Trustee
 Began serving:
 October 1992

 William M.       Principal Occupation: Senior Vice President of    $ 15,000
 Higgins          Sena Weller Rohs Williams, Inc. (investment
 Age: 59          advisory services).
 5800 Corporate
 Drive            Other Directorships Held: None
 -----------------
 Pittsburgh, PA
 15237-7010
 Trustee
 Began serving:
 October 1992

 --------------------------------------------------------------------------------------

  Harvey M.        Principal Occupation:  Professor, Case Western    $ 14,000
 Salkin, Ph.D      Reserve University; President of Marshall Plan
 Age: 58           Advisers, Inc. (investment advisory services).
 10900 Euclid
 Avenue            Other Directorships Held: None
-------------------
 Cleveland, OH
 44106-7001
 Trustee
 Began serving:
 January 1996
 --------------------------------------------------------------------------------------
 Donald C.         Principal Occupation: President, Shor Foundation $ 16,000
 Siekmann          for Epilepsy Research (charitable foundation);
 Age: 65           Executive, DuroBag Manufacturing, Co.,
 5800 Corporate    (manufacturer of paper bags); Retired: former
 Drive             partner of Arthur Andersen (independent public
 Pittsburgh, PA    accountants).
 15237-7010
 Trustee           Other Directorships Held: None
 Began serving:
 February 1998

---------------------------------------------------------------------------

Officers**
Name
Age
Address
Positions Held with
Trust
--------------------
Length of Time      Principal Occupation(s) for Past Five Years and Previous
Served              Position(s)
J. Donald Raines*** Principal Occupation:  Senior Vice President, Managing
--------------------Director, Chief Investment Officer of the Adviser
Age: 51
One East Fourth     Previous Positions: Senior Vice President, Senior Strategist,
Street              Portfolio Manager of the Adviser;
Cincinnati, OH 45202
Interim President
Began Serving:
August 2003

George M. Polatas    Principal Occupation: Assistant Vice President/Business
Age: 41              Manager, Federated Services Company; Vice President and
1001 Liberty         Assistant Treasurer of various Funds distributed by Edgewood
Avenue               Services, Inc.
-------------------
Pittsburgh, PA
15222-3779
Vice President
Began Serving:
February 1999

C. John Ollier      Principal Occupation: Vice President, Mutual Fund Services,
Age: 65             The Provident Bank.
--------------------
5800 Corporate Drive
Pittsburgh, PA
15237-7010
Treasurer
Began Serving:
November 2001

Timothy S. Johnson  Principal Occupation: Counsel, Reed Smith LLP; Secretary,
Age: 42             Hibernia Funds; Vice President and Corporate Counsel,
435 Sixth Avenue    Federated Services Company (1996-2002); Secretary, Edgewood
--------------------Services, Inc. (1999-2002); Assistant Secretary, Federated
Pittsburgh, PA      Securities Corp. (1999-2002); Secretary, Federated
15219-1886          Shareholder Services Company (1999-2002); Secretary,
Secretary           Retirement Plan Services Company of America (1998-2002);
Began Serving:      Secretary, FTI Funds (1999-2001); Assistant Secretary, Great
February 1999       Plains Funds (1997-2001); Assistant Secretary, Wachovia Funds
                    and Wachovia Municipal Funds (1998-2001); Assistant
                    Secretary, Independence One Funds (1998-2001).

** Officers do not receive compensation from the Trust
---------------------------------------------------------------------------
*** J. Donald Raines is the Chief Investment Officer of the Adviser and
Interim President of the Funds.

COMMITTEES of the board
                                                                           Meetings
--------                                                                   Held
Board     Committee Members   Committee Functions                          During
Committee                                                                  Last
                                                                           Fiscal
                                                                           Year
Audit     J. Virgil Early     The purpose of the Audit Committee is to
          William M.          oversee the Trust's accounting and           Two
          Higgins             financial reporting policies and
          Donald C.           practices, its internal controls and, as
          Siekmann            appropriate, the internal controls of
                              certain of its service providers; oversee
                              the quality and objectivity of the
                              Trust's financial statements and the
                              independent audit thereof; ascertain the
                              independence of the Trust's independent
                              auditors; and act as a liaison between
                              the Trust's independent auditors and the
                              full Board of Trustees.

--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
NominatingJ. Virgil Early     The Nominating Committee is responsible
          -----------------   for the selection  and nomination of         None
          William M.          candidates for appointment or election to
          Higgins             serve as Trustees who are not "interested
          Donald C.           persons" of the Trust or its Adviser or
          Siekmann            Distributor (as defined by the 1940
                              Act).

--------------------------------------------------------------------------------------

Currently, the Funds do not have a policy with respect to Trustee candidates recommended by shareholders.

Board ownership of shares in the funds and in the PROVIDENT riverfront funds family of Investment companies AS OF DECEMBER 31, 2003

Interested                           Dollar      Dollar Range of
                                     Range of    Shares Owned
                                     Shares Ownedin Provident
Board Member Name    Funds           in Funds
William N. Stratman  Select Value    $10,001-$50,Over $100,000
                     Fund

Independent
Board Member Name
J. Virgil Early,     None            None        None
Jr.
William M. Higgins   Large Company   $1-$10,000  None
                     Fund
                     Money Market    $1-$10,000  None
                     Fund
Harvey M. Salkin     Money Market    $1-$10,000  None
                     Fund
Donald C. Siekmann   Large Company   $1-$10,000  None
                     Fund
                     Small Company   $1-$10,000  None
                     Fund

---------------------------------------------------------------------------

INVESTMENT ADVISER
The Trust's Adviser is Provident Investment Advisors, Inc. The Board
governs the Trust and the Funds.  The Board selects and oversees the
Adviser.  The Adviser is a subsidiary of The Provident Bank. The Adviser, subject to the supervision of the Board, conducts investment research and makes investment decisions for the Funds, including buying and selling portfolio securities.

The Adviser shall not be liable to the Trust, any Fund, or any Fund shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted  by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.

As required by the 1940 Act, the Trust's Board has reviewed the Trust's investment advisory contract.  The Board's decision to approve the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.  During its review of the contract, the Board considers many factors, among the most material of which are:
each Fund's investment objectives and long term performance; the Adviser's management philosophy, personnel and processes; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry; comparable fees in the mutual fund industry; the range and quality of services provided to the Fund and its shareholders by the Provident organization in addition to investment advisory services; and each Fund's relationship to other funds in The Provident Riverfront Fund family.

In assessing the Adviser's performance of its obligations, the Board also considers whether there has occurred a circumstance or event that would constitute a reason for it to not renew an advisory contract.  In this regard, the Board is mindful of the potential disruptions of a Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract.  In particular, the Board recognizes that most shareholders have invested in a Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Funds.

The Board also considers the compensation and benefits received by the
Adviser.  This includes fees received for services provided to the Funds by other entities in the Provident organization and research services received by the Adviser from brokers that execute fund trades, as well as advisory fees.  In this regard, the Board is aware that various courts have interpreted provisions of the 1940 Act and have indicated in their decisions that the following factors may be relevant to an Adviser's compensation:  the nature and quality of the services provided by the
Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize
"economies of scale" as each Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; the Adviser's profitability; performance and expenses of comparable funds; and the extent to which the independent
Board members are fully informed about all facts bearing on the Adviser's service and fee.  The Trust's Board is aware of these factors and takes them into account in its review of the Trust's advisory contract.

The Board considers and weighs these circumstances in light of its substantial accumulated experience in governing the Funds and working with
Provident on matters relating to the Funds, and is assisted in its deliberations by the advice of counsel.  In this regard, the Board requests and receives a significant amount of information about the Funds and the Provident organization.  Provident provides much of this information at each regular meeting of the Board, and furnishes additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurs.  In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises.  Thus, the Board's evaluation of an advisory contract is informed by reports covering such matters as: the Adviser's investment philosophy, personnel and processes; the Funds' short- and long-term performance (in absolute terms as well as in relationship to its particular investment program and certain competitor or "peer group"
funds), and comments on the reasons for performance; a Fund's expenses
(including the advisory fee itself and the overall expense structure of a
Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations);
the use and allocation of brokerage commissions derived from trading a
Fund's portfolio securities; the nature and extent of the advisory and other services provided to the Funds by the Adviser and its affiliates;
compliance and audit reports concerning the Funds and the companies that service them; and relevant developments in the mutual fund industry and how the Funds and/or Provident are responding to them.

The Board also receives financial information about Provident, including reports on the compensation and benefits Provident derives from its relationships with the Funds.  These reports cover not only the fees under the advisory contract, but also fees received for providing other services to the Funds under separate contracts (e.g., for serving as the Funds'
custodian, transfer agent and portfolio accountant).  The reports also discuss any indirect benefit Provident may derive from its receipt of research services from brokers who execute Fund trades.

The Board bases its decision to approve an advisory contract on the totality of the circumstances and relevant factors, and with a view to past and future long-term considerations.  Not all of the factors and considerations identified above are relevant to every Fund, nor does the
Board consider any one of them to be determinative.  Because the totality of circumstances includes considering the relationship of each Fund to The
Provident Riverfront family of Funds, the Board does not approach consideration of every Fund's advisory contract as if that were the only
Fund offered by Provident.

CODE OF ETHICS RESTRICTIONS ON PERSONAL TRADING
As required by Securities and Exchange Commission ("SEC") rules, the
Trust, the Adviser, and the Distributor have adopted codes of ethics.
These codes govern securities trading activities of investment personnel, the Trust's Trustees, and certain other employees. Although the Codes of
Ethics permit these people to trade in securities, including those that a
Fund could buy, they also contain significant safeguards designed to protect the Funds and their shareholders from abuses in this area, such as requirements to obtain prior approval for, and to report, particular transactions.

Voting Proxies on Fund Portfolio Securities
The Board has delegated to the Adviser authority to vote proxies on the securities held in the Funds' portfolio.  The Board has also approved the
Adviser's policies and procedures for voting the proxies, which are described below.

Proxy Voting Policies
The Adviser has determined that it is in the best interests of its clients to vote its client's shares so as to promote the alignment of the interests of corporate management with the interest of its shareholders, to improve the accountability of corporate management to its shareholders, to reward good performance by management, and to approve proposals that the Adviser believes will result in financial rewards for its clients.

The following examples illustrate how these general policies may apply to proposals submitted by a company's board of directors.  However, whether the Adviser supports or opposes a proposal will always depend on the specific circumstances described in the proxy statement and other available information.

On matters of corporate governance, generally, the Adviser will vote for
(i) confidential voting by shareholders, and (ii) shareholder proposals that ask a company to submit its poison pill for shareholder ratification.  The Adviser will determine on a case-by-case basis (i)
shareholder proposals to redeem a company's poison pill, (ii) management proposals to ratify a poison pill, and (iii) proposals to ratify changing a company's state of incorporation, giving consideration to both financial and corporate governance concerns, including the reasons for reincorporating, a comparisons of the governance provisions, and a comparison of the jurisdictional laws.  When the economic factors of a change in the state of incorporation outweigh any neutral or negative governance changes the Adviser will generally vote for reincorporating.

On matters of capital structure, generally, the Adviser will vote for: (i)
management proposals to reduce the par value of common stock, (ii)
proposals to create a new class of nonvoting or subvoting common stock if it is intended for financing purposes with minimal or no dilution to current shareholders and it is not designed to preserve the voting power of an insider or significant shareholder, (iii) proposals to authorize preferred stock in cases where the company specifies the voting, dividend, conversion, and other rights of such stock and the terms of the preferred stock appear reasonable.  The Adviser will vote against: (i) proposals to create a new class of common stock with superior voting rights, (ii)
proposals that increase authorized common stock for the explicit purpose of implementing a shareholder rights plan, (iii) proposals authorizing the creation of new classes of preferred stock with unspecified voting, conversion, dividend distribution, and other rights.  The Adviser will determine on a case-by-case basis: (i) votes on proposals to increase the number of shares of common stock authorized for issuance, and (ii)
shareholder proposals that seek preemptive rights. In evaluating proposals on preemptive rights, the Adviser will consider the size of a company, the characteristics of its shareholder base, and the liquidity of the stock.

On matters relating to management compensation, the Adviser will review votes on a case-by-case basis.  The Adviser will utilize Institutional
Shareholder Services' ("ISS") methodology for reviewing compensation plans, which primarily focuses on the transfer of shareholder wealth (the dollar cost of pay plans to shareholders instead of simply focusing on voting power dilution).  Every award will be valued and analyses on the estimated dollar cost for the proposed plan will be made.  Once the estimated cost of a plan is determined it will be compared to a company-specific dilution cap.  The Adviser will determine on a case-by-case basis, votes for plans which provide participants with the option of taking all or a portion of their cash compensation in the form of stock.  The Adviser will vote for plans which provide a
dollar-for-dollar cash for stock exchange, and will review on a case-by-case basis plans which do not provide a dollar-for-dollar cash for stock exchange.

On matters relating to corporate transactions, generally, the Adviser will determine on a case-by-case basis: (i) proposals regarding the conversion of securities, (ii) proposals to increase common and/or preferred shares and to issue shares as part of a debt restructuring plan, (iii) votes on liquidations, and (iv) votes on mergers and acquisitions.  Voting for director nominees in a contested election will be evaluated on a case-by-case basis, considering (a) the long-term financial performance of the target company relative to its industry, (b) management's tract record, (c) background to the proxy contest, (d) qualifications of director nominees, (e) evaluation of what each side is offering shareholders as well as the likelihood that the proposed objectives and goals can be met, and (f) stock ownership positions.

The Adviser, generally, will vote for: (i) proposals to allow or make easier shareholder action by written consent, (ii) proposals that remove restrictions on the right of shareholders to act independently of management, and (iii) proposals to lower supermajority vote requirements.
The Adviser, generally, will vote against: (i) proposals to restrict or prohibit shareholder ability to take action by written consent, (ii)
proposals to restrict or prohibit shareholder ability to call special meetings, and (iii) proposals to require a supermajority shareholder vote.  Votes on advance notice proposals are determined on a case-by-case basis, giving support to those proposals which allow shareholders to submit proposals as close to the meeting date as reasonably possible and within the broadest window possible.

Proxy Voting Procedures
The Adviser has elected to rely on proxy voting recommendations made by
ISS in order to ensure consistent and efficient voting of its clients'
proxies.  The Adviser retains the right to override any voting policy stated in its policies, when it believes that a vote contrary to a policy would be in the best interest of Adviser's clients.  Any vote contrary to
ISS recommendations and stated policy must be approved by the Adviser's
Chief Investment Officer or designated alternate.  Proxies which require case-by-case consideration must be approved by the Adviser's Chief
Investment Officer or designated alternate.

Conflicts of Interest
The Adviser has adopted procedures to address situations where a matter on which a proxy is sought may present a potential conflict between the interests of the Fund (and its shareholders) and those of the Adviser.
This may occur where a significant business relationship exists between the Adviser (or its affiliates) and a company involved with a proxy vote.
To the extent that the interests of the Adviser conflict with the interest of the clients, the Adviser will always vote its client's shares in the interest of its clients; for that reason, the Adviser will vote its proxies in accordance with its Proxy Voting Policy without regard to its own actual or perceived interests.

Administrator
Federated Services Company, a subsidiary of Federated Investors, Inc., subject to the supervision of the Board, provides all management and administrative services reasonably necessary for the operations of the
Trust and each Fund, other than those provided by other service providers, for a fee at an annual rate of 0.17% of the average aggregate daily net assets of each Fund.

The functions performed by Federated Services Company as administrator include, but are not limited to the following:

o     preparation, filing and maintenance of the Trust's governing documents, minutes of Board meetings and shareholder meetings;

o     preparation of and filing with the SEC and state regulatory authorities the Trust's registration statement and all amendments, and any other documents required for the Funds to make a continuous offering of their Shares;

o     preparation, negotiation and administration of contracts on behalf of the Trust;

o     supervision of the preparation of financial reports;

o     preparation and filing of federal and state tax returns;

o     assistance with the design, development and operation of a Fund; and

o     providing advice to the Funds and Trust's Trustees.



CUSTODIAN and fund accountant
The Provident Bank is the Trust's custodian and fund accountant.  Pursuant to its agreement with the Trust, it is responsible for maintaining the books and records of each Fund's securities and cash and maintaining each
Fund's accounting and portfolio transaction records.

Transfer Agent and Dividend Disbursing Agent
The Provident Bank is the Trust's transfer and dividend disbursing agent.
The Provident Bank maintains all necessary shareholder records. The
Provident Bank is entitled to receive fees based on the size, type and number of accounts and transactions made by shareholders of each Fund.

Independent Auditors
The independent auditor for the Funds, Deloitte & Touche LLP, conducts its audits in accordance with auditing standards generally accepted in the
United States of America, which require it to plan and perform its audits to provide reasonable assurance about whether the Funds' financial statements and financial highlights are free of material misstatement.


BROKERAGE TRANSACTIONS
When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. The Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The Adviser may select brokers and dealers based on whether they also offer research services (as described below). In selecting among firms believed to meet these criteria, the Adviser may give consideration to those firms which have sold or are selling Shares of the Funds. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Trust's Board.

Investment decisions for the Funds are made independently from those of other accounts managed by the Adviser. When a Fund and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among a Fund and the account(s) in a manner believed by the Adviser to be equitable. While the coordination and ability to participate in volume transactions may benefit the Funds, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by the Funds.


Research Services
Research services may include advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. Research services may be used by the Adviser or its affiliates in advising other accounts. To the extent that receipt of these services may replace services for which the Adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses. Some of the factors the Adviser evaluates in selecting a broker to perform research services are: value of research provided as well as execution capability, commission rate, financial responsibility, and responsiveness to the
Adviser.  The Adviser and its affiliates exercise reasonable business judgment in selecting those brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided.  For the fiscal year ended December 31, 2003, the Adviser directed brokerage transactions to certain brokers due to research services they provided. The total amount of these transactions was $78,068,047.61 for which the Trust paid
$165,219 in brokerage commissions.

Fees Paid by the Funds for Services

----------------------------------------------------------------------------------------
     Fund
                  Advisory Fee Paid      Brokerage Commissions     Administration Fee
               ------------------------          Paid*                    Paid
                 Advisory Fee Waived
               -------------------------------------------------------------------------
                 For the fiscal year      For the fiscal year     For the fiscal year
                        ended                    ended             ended December 31,
                     December 31,             December 31,
               -------------------------------------------------------------------------

                 2003    2002    2001     2003    2002    2001    2003    2002   2001
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
               $217,269 $324,325 $550,579 $109,095 $101,377 $147,781 $46,169 $68,919 $116,997
Large Company
     Fund            $0      $0      $0
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
               $130,260 $152,741 $223,159 $25,742 $50,027 $41,732  $24,605 $28,851 $42,152
Balanced Fund
                $14,473 $16,970 $24,794
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
                $61,209 $66,140 $108,637 $40,540 $23,027 $13,771 $13,007 $14,055$23,085
Small Company
     Fund            $0      $0      $0
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
               $165,537 $187,165$285,310 $43,792 $109,960$42,098 $29,622 $33,493$51,055
 Select Value
     Fund       $18,334 $19,700 $30,031
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
               $192,303 $192,502 $189,603      $0      $0      $0 $81,728 $81,813 $80,581
  Government
     Fund            $0      $0      $0
----------------------------------------------------------------------------------------
 Money Market  $331,987 $334,977 $296,607      $0      $0      $0 $376,252 $371,47 $333,505
     Fund
                 $8,708      $0      $0
----------------------------------------------------------------------------------------

    *The brokerage commissions paid by the Large Company Fund, Balanced
    Fund, Select Value Fund and Small Company Fund differed materially from the amount paid during the most recent fiscal year due to the previous discussed changes in portfolio turnover.

-------------------------------------------------

12b-1 Fees For the fiscal year ended

December 31, 2003
-------------------------------------------------
                      ---------------------------
Funds
                       Investor A   Investor B
                         Shares       Shares
-------------------------------------------------
-------------------------------------------------

Large Company Fund         $43,827       $96,278
-------------------------------------------------
-------------------------------------------------

Balanced Fund              $21,251       $59,730
-------------------------------------------------
-------------------------------------------------

Small Company Fund         $17,717        $5,643
-------------------------------------------------
-------------------------------------------------

Select Value Fund          $35,350       $32,850
-------------------------------------------------
-------------------------------------------------

Government Fund           $108,532       $46,629
-------------------------------------------------
-------------------------------------------------
Money Market Fund
                          $444,560           N/A
-------------------------------------------------

Fees are allocated among classes based on their pro rata share of Fund assets, except for marketing ("Rule 12b-1") fees and shareholder services fees, which are borne only by the applicable class of Shares


HOW DO THE FUNDS MEASURE PERFORMANCE?

The Funds may advertise Share performance by using the SEC's standard methods for calculating performance applicable to all mutual funds. The
SEC also permits this standard performance information to be accompanied by non-standard performance information.

Share performance reflects the effect of non-recurring charges, such as maximum sales charges, which, if excluded, would increase the total return and yield. The performance of Shares depends upon such variables as:
portfolio quality, average portfolio maturity, type and value of portfolio securities, changes in interest rates, changes or differences in a Fund's or any class of Shares' expenses, and various other factors.

Share performance fluctuates on a daily basis largely because net earnings and/ or the value of portfolio holdings fluctuate daily. Both net earnings and offering price per Share are factors in the computation of yield and total return.


AVERAGE ANNUAL TOTAL RETURNS AND YIELD
Total returns are given for the one-year, five-year and ten-year or Start of Performance periods ended December 31, 2003.

Yield and Effective Yield are given for the 30-day period ended December
31, 2003.

                          1 Year   5 Years    10 Years
--------------------

Large Company Fund
Investor A Shares:
Total Return
Before Taxes              16.16%   (7.89)%    7.16%
After Taxes on            16.16%   (8.58)%    5.76%
Distributions
After Taxes on            10.51%   (5.85)%    5.74%
Distributions and
Sale of Shares
Yield                       0.00%  N/A        N/A
----------------------------------------------------------------------------
                          1 Year   5 Years    Start of
--------------------                          Performance on
                                              January 2, 1997
Large Company Fund
Investor B Shares:
Total Return
Before Taxes              16.67%   (8.07)%    2.27%
After Taxes on            16.67%   (8.80)%    0.34%
Distributions
After Taxes on            10.83%   (5.95)%    1.50%
Distributions and
Sale of Shares
Yield                       0.00%  N/A        N/A
                          1 Year   5 Years    Start of
--------------------                          Performance on
                                              September 1, 1994
Balanced Fund
Investor A Shares:
Total Return
Before Taxes              11.13%   (1.79)%    5.81%
After Taxes on            11.11%   (3.00)%    3.59%
Distributions
After Taxes on            7.24%    (1.98)%    3.78%
Distributions and
Sale of Shares
Yield                     0.04%    N/A        N/A

                         1 Year   5 Years    Start of
--------------------                         Performance on
                                             January 17, 1995
Balanced Fund
Investor B Shares:
Total Return
Before Taxes              11.44%   (1.98)%    5.97%
After Taxes on            11.44%   (2.94)%    4.05%
Distributions
After Taxes on             7.43%   (1.99)%    4.14%
Distributions and
Sale of Shares
Yield                      0.00%   N/A          N/A

---------------------------------------------------------------------------

Small Company Fund        1 Year   5 Years   10 Years
Investor A Shares:
Total Return
Before Taxes              38.46%   (7.08)%    0.15%
After Taxes on            38.46%   (7.96)%   (2.24)%
Distributions
After Taxes on            25.00%   (6.00)%   (0.95)%
Distributions   and
Sale of Shares
Yield                       0.00%  N/A       N/A

---------------------------------------------------------------------------

                        1 Year     5 Years   Start of
--------------------                         Performance on
                                             October 1, 1995
Small Company Fund
Investor B Shares:
Total Return
Before Taxes            39.69%     (7.21)%   (1.75)%
After Taxes on          39.69%     (8.10)%   (4.19)%
Distributions
After Taxes on          25.80%     (6.10)%   (2.48)%
Distributions   and
Sale of Shares
Yield                     0.00%    N/A       N/A

                        1 Year     5 Years   10 Years
Select Value Fund
Investor A Shares :
Total Return
Before Taxes            20.62%     (5.17)%   5.13%
After Taxes on          20.58%     (5.20)%   2.04%
Distributions
After Taxes on          13.41%     (4.33)%   2.56%
Distributions   and
Sale of Shares
Yield                     0.02%    N/A       N/A

                        1 Year     5 Years   Start of
                                             Performance on
                                             January 17, 1995
Select Value Fund
Investor B Shares:
Total Return
Before Taxes            21.49%     (5.39)%   5.10%
After Taxes on          21.49%     (5.39)%   2.34%
Distributions
After Taxes on          13.97%     (4.50)%   2.79%
Distributions   and
Sale of Shares
Yield                     0.00%    N/A       N/A

---------------------------------------------------------------------------

                        1 Year     5 Years   10 Years
Government Fund
Investor A Shares
Total Return
Before Taxes            (2.33)%    4.38%     4.78%
After Taxes on          (3.57)%    2.35%     2.61%
Distributions
After Taxes on          (1.44)%    2.48%     2.69%
Distributions   and
Sale of Shares
Yield                     3.27%    N/A       N/A

                        1 Year     5 Years   Start of
                                             Performance on
                                             January 17, 1995
Government Fund
Investor B Shares:
Total Return
Before Taxes            (2.30)%    4.22%     5.60%
After Taxes on          (3.12)%    2.74%     3.96%
Distributions
After Taxes on          (1.42)%    2.69%     3.79%
Distributions   and
Sale of Shares
Yield                     2.12%    N/A         N/A

                        7-Day      1 Year    5 Years    10 Years
                        Yield

Money Market Fund
Investor A Shares
Total Return            N/A        0.43%     3.07%      3.95%
Yield                   0.36%      N/A       N/A        N/A
Effective Yield         0.36%      N/A       N/A        N/A

---------------------------------------------------------------------------


Total Return
Total return represents the change (expressed as a percentage) in the value of Shares over a specific period of time, and includes the investment of income and capital gains distributions.

The average annual total return for a Fund's Shares is the average compounded rate of return for a given period that would equate a $10,000 initial investment to the ending redeemable value of that investment.  The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the NAV per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with
$10,000, less any applicable sales charge, adjusted over the period by any additional Shares, assuming the annual reinvestment of all dividends and distributions.  Total returns after taxes are calculated in a similar manner, but reflect additional standard assumptions required by the SEC.


Yield and Effective Yield
The yield of Shares of the Money Market Fund is based upon the seven days ending on the day of the calculation, called the "base period." This yield is calculated by: determining the net change in the value of a hypothetical account with a balance of one Share at the beginning of the base period, with the net change excluding capital changes but including the value of any additional Shares purchased with dividends earned from the original one Share and all dividends declared on the original and purchased Shares; dividing the net change in the account's value by the value of the account at the beginning of the base period to determine the base period return; and multiplying the base period return by 365/7. The
Fund's effective yield is computed by compounding the unannualized base-period return by: adding 1 to the base-period return, raising the sum to the 365/7th power; and subtracting 1 from the result.

The yield for the other Funds' Shares is calculated by dividing: (i) the net investment income per Share earned by the Shares over a 30-day period;
by (ii) the maximum offering price per Share on the last day of the period. This number is then annualized using semi-annual compounding. This means that the amount of income generated during the 30-day period is assumed to be generated each month over a 12-month period and is reinvested every six months. The yield does not necessarily reflect income actually earned by Shares because of certain adjustments required by the
SEC and, therefore, may not correlate to the dividends or other distributions paid to shareholders.


To the extent investment professionals charge fees in connection with services provided in conjunction with an investment in a Fund's shares, the Fund's share performance is lower for shareholders paying those fees.

Performance Comparisons
Advertising and sales literature may include:

o     references to ratings, rankings, and financial publications and/or performance comparisons of Shares to certain indices;

o     charts, graphs and illustrations using a Fund's returns, or returns in general, that demonstrate investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment;

o     discussions of economic, financial and political developments and their impact on the securities market, including the portfolio managers' views on how such developments could impact a Fund; and

o     information about the mutual fund industry from sources such as the
   Investment Company Institute.

A Fund may compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit, and Treasury bills.

The Fund may quote information from reliable sources regarding individual countries and regions, world stock exchanges, and economic and demographic statistics.

You may use financial publications and/or indices to obtain a more complete view of Share performance.  When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price.  The financial publications and/or indices which a Fund use in advertising may include:

Financial publications.
The Wall Street Journal, Business Week, Changing Times, Financial World,
Forbes, Fortune and Money magazines, among others--provide performance statistics over specified time periods.

Morningstar, Inc.
Ranks funds in various fund categories by making comparative calculations using total return.  Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in NAV over a specified period of time.

Moody's Investors Service
A company that analyzes and rates securities, and provides a variety of other investment information to investors.

Fitch Ratings
A corporate bond rating service that allows investors to judge investment risks.

Standard & Poors
An investment service that rates securities.

Standard & Poor's Daily Stock Price Index of 500 Common Stocks
("S&P 500").
Composite index of common stocks in industry, transportation, and financial and public utility companies. Can be used to compare to the total returns of funds whose portfolios are invested primarily in common stocks.  In addition, the S&P 500 assumes reinvestments of all dividends paid by stocks listed on its index.  Taxes due on any of these distributions are not included, nor are brokerage or other fees calculated in the S&P figures.

S&P 500/Barra Growth Index
An unmanaged capitalization-weighted index of stocks in the S&P 500 having the highest price-to-book ratios, The index consists of approximately half of the S&P 500 on a market capitalization basis.

S&P 500/Barra Value Index
A market capitalization-weighted index of stocks in the S&P 500 having the lowest price-to-book ratios.  The index consists of approximately half of the S&P 500 on a market capitalization basis.

S&P 600 Small Cap Index
The S&P Small Cap 600 Index is an unmanaged capitalization-weighted index representing all major industries in the mid-range of the U.S. stock market.

S&P 600 Small Cap/Barra Growth Index
A market-capitalization index of the stocks in the S&P 600 Small Cap
Index having the highest price-to-book ratios.  The index consists of approximately half of the S&P 600 on a market capitalization basis.

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Russell 1000 Growth Index
Measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.

Russell 1000 Index
Measures the performance of the 1,000 largest companies in the Russell
3000 Index, which represents approximately 90% of the total market capitalization of the Russell 3000 Index.

Russell 1000 Value Index
Measures the performance of the 1000 largest of the 3000 largest
U.S.-domiciled companies (based on total market capitalization) with lower price-to-book ratios and lower forecasted growth values.

Regulatory Compliance
The Money Market Fund may follow non-fundamental operational policies that are more restrictive than its fundamental investment limitations, as set forth in the prospectus and this SAI, in order to comply with applicable laws and regulations, including the provisions of and regulations under the 1940 Act. In particular, the Fund will comply with the various requirements of Rule 2a-7 (the "Rule"), which regulates money market mutual funds. The Fund will determine the effective maturity of its investments according to the Rule. The Fund may change these operational policies to reflect changes in the laws and regulations without the approval of its shareholders.

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ACCOUNT INFORMATION AND PRICING OF SHARES

Determining Market Value Of Securities
Market values of a Fund's portfolio securities (except the Money Market
Fund) are determined as follows:

o     for equity securities, according to the last sale price in the market in which they are primarily traded (either a national securities exchange or the OTC), if available;

o     in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;

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o     futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;

o     for fixed income securities, according to the mean between bid and asked prices as furnished by an independent pricing service, except that fixed income securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost; and

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o     for all other securities, at fair value as determined in good faith by the  Board.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider: institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.

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The Board has decided that the best method for determining the value of the Money Market's portfolio instruments is amortized cost. Under this method, portfolio instruments are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value. Accordingly, neither the amount of daily income nor the NAV is affected by any unrealized appreciation or depreciation of the portfolio. In periods of declining interest rates, the indicated daily yield on shares of the Fund computed by dividing the annualized daily income on the Fund's portfolio by the NAV computed as above may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates. In periods of rising interest rates, the opposite may be true.

The Money Market Fund's use of the amortized cost method of valuing portfolio instruments depends on its compliance with certain conditions in the Rule. Under the Rule, the Board must establish procedures reasonably designed to stabilize the NAV per Share, as computed for purposes of distribution and redemption, at $1.00 per Share, taking into account current market conditions and the Fund's investment objective. The procedures include monitoring the relationship between the amortized cost value per Share and the NAV per Share based upon available indications of market value. The Board will decide what, if any, steps should be taken if there is a difference of more than 0.5 of 1% between the two values. The
Board will take any steps it considers appropriate (such as redemption in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining NAV.

Trading in Foreign Securities

Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange ("NYSE"). In computing its NAV, the Fund values foreign securities at the latest closing price on the exchange on which they are traded immediately prior to the closing of the
NYSE. Certain foreign currency exchange rates may also be determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Occasionally, events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Fund's Board, although the actual calculation may be done by others.

 VOTING RIGHTS
Each Share is entitled to one vote for each dollar of value attributable thereto and a proportionate fractional vote for any fraction of a dollar invested of such value.  All Shares of the Trust have equal voting rights, except that in matters affecting only a particular Fund or class, only
Shares of that Fund or class are entitled to vote.

Trustees may be removed by the Board or by shareholders at a special meeting. A special meeting of shareholders will be called by the Board upon the written request of shareholders who own at least 10% of the
Trust's outstanding Shares of all series entitled to vote.

As of February 2, 2004, the Trust's Board and Officers as a group owned less than 1% of each Fund's outstanding Shares.

As of February 2, 2004,  the following  shareholders  of record owned 5% or more of a Fund's outstanding Shares:

Fiserv owned  approximately  358,980  Shares  (17.53%) of the Large Company
Fund's  Investor A Shares;  376,006 Shares  (31.26%) of the Balanced Fund's
Investor  A Shares;  123,257  Shares  (5.50%) of the Small  Company  Fund's
Investor A Shares;  and  33,086,619  Shares  (21.27%)  of the Money  Market
Fund's Investor A Shares.

Provident  Bank  Trust  Department  owned   approximately   962,159  Shares
(46.98%) of the Large  Company  Fund's  Investor A Shares;  224,409  Shares
(18.66%) of the Balanced Fund's Investor A Shares;  711,979 Shares (31.78%)
of the Small Company Fund's  Investor A Shares;  827,725 Shares (18.73%) of
the Government Fund's Investor A Shares;  and 81,640,707 Shares (52.47%) of
the Money Market Fund's Investor A Shares.

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Shareholders  owning more than 25% of  outstanding  Shares of a Fund may be in control and be able to affect the outcome of certain  matters  presented for a vote of shareholders.

HOW ARE THE FUNDS TAXED?

Federal Income Tax
The Funds intend to meet requirements of Subchapter M of the Internal
Revenue Code (the "Code") applicable to regulated investment companies. If these requirements are not met, they will not receive special tax treatment and will pay federal corporate income tax.

Each Fund will be treated as a single, separate entity for federal income tax purposes so that income earned and capital gains and losses realized by the Trust's other Funds will be separate from those realized by a Fund.

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Foreign Investments
If the Fund purchases foreign securities, their investment income may be subject to foreign withholding or other taxes that could reduce the return on these securities. Tax treaties between the United States and foreign countries, however, may reduce or eliminate the amount of foreign taxes to which the Fund would be subject. The effective rate of foreign tax cannot be predicted since the amount of Fund assets to be invested within various countries is uncertain. However, the Fund intends to operate so as to qualify for treaty-reduced tax rates when applicable.

Distributions from a Fund may be based on estimates of book income for the year. Book income generally consists solely of the income generated by the securities in the portfolio, whereas tax-basis income includes, in addition, gains or losses attributable to currency fluctuation. Due to differences in the book and tax treatment of fixed-income securities denominated in foreign currencies, it is difficult to project currency effects on an interim basis. Therefore, to the extent that currency fluctuations cannot be anticipated, a portion of distributions to shareholders could later be designated as a return of capital, rather than income, for income tax purposes, which may be of particular concern to simple trusts.

If the Fund invests in the stock of certain foreign corporations, they may constitute Passive Foreign Investment Companies ("PFIC"), and the Fund may
be subject to federal income taxes upon disposition of PFIC investments.

If more than 50% of the value of the Fund's assets at the end of the tax year is represented by stock or securities of foreign corporations, the
Fund will qualify for certain Code provisions that allow its shareholders to claim a foreign tax credit or deduction on their U.S. income tax returns. The Code may limit a shareholder's ability to claim a foreign tax credit. Shareholders who elect to deduct their portion of the Fund's foreign taxes rather than take the foreign tax credit must itemize deductions on their income tax returns.

FINANCIAL INFORMATION
The Financial Statements for the fiscal year ended December 31, 2003, are incorporated herein by reference to the Funds' Annual Report to
Shareholders dated December 31, 2003.

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APPENDIX

Standard and Poor's Long-Term Debt Rating Definitions
AAA--Debt rated AAA has the highest rating assigned by Standard &
Poor's. Capacity to pay interest and repay principal is extremely strong.

AA--Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher-rated issues only in small degree.

A--Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

BBB--Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

BB--Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB rating.

B--Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.

CCC--Debt rated CCC has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal.
In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The
CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

CC--The rating CC typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC debt rating.

C--The rating C typically is applied to debt subordinated to senior debt which is assigned an actual or implied CCC debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

Moody's Investors Service Long-Term Bond Rating Definitions
AAA--Bonds which are rated AAA are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as gilt edged. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

AA--Bonds which are rated AA are judged to be of high quality by all standards. Together with the AAA group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in AAA securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in AAA securities.

A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

BAA--Bonds which are rated BAA are considered as medium-grade obligations,
(i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

BA--Bonds which are BA are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B--Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

CAA--Bonds which are rated CAA are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

CA--Bonds which are rated CA represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C--Bonds which are rated C are the lowest-rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Fitch Ratings Long-Term Debt Rating Definitions
AAA--Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA--Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

A--Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB--Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

BB--Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

B--Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued
timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC--Bonds have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC--Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C--Bonds are imminent default in payment of interest or principal.

Moody's Investors Service Commercial Paper Ratings
Prime-1--Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations.
Prime-1 repayment capacity will normally be evidenced by the following characteristics:

o     Leading market positions in well-established industries;

o     High rates of return on funds employed;

o     Conservative capitalization structure with moderate reliance on debt and ample asset protection;

o     Broad margins in earning coverage of fixed financial charges and high internal cash generation; and

o     Well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2--Issuers rated Prime-1 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Standard and Poor's Commercial Paper Ratings
A-1--This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2--Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

Fitch ratings Commercial Paper Rating Definitions
FITCH-1--(Highest Grade) Commercial paper assigned this rating is regarded as having the strongest degree of assurance for timely payment.

FITCH-2--(Very Good Grade) Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than the strongest issues.

                                    34

ADDRESSES

The Provident Riverfront Funds         5800 Corporate Drive
                                       Pittsburgh, PA 15237-7010

---------------------------------------------------------------------------
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Distributor
Edgewood Services, Inc.                5800 Corporate Drive
                                       Pittsburgh, PA 15237-7002
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---------------------------------------------------------------------------

Investment Adviser
Provident Investment Advisors, Inc.    One East Fourth Street
                                       Cincinnati, OH 45202

Custodian
The Provident Bank                     One East Fourth Street
                                       Cincinnati, OH 45202

Transfer Agent and Dividend Disbursing Agent
The Provident Bank                     One East Fourth Street
                                       Cincinnati, OH 45202

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Independent Auditors
Deloitte & Touche LLP              180 N. Stetson Avenue
Chicago, IL 60601

---------------------------------------------------------------------------
Cusips:                            744037300
      744037409
      744037102
      744037201
      744037706
      744037805
      744037508
      744037607
      744037888
      744037870
      744037862

(G02567-02) (2/04)

U.S. Government Securities
Money Market Fund Prospectus
Institutional Shares

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February 29, 2004

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[Logo of Provident Riverfront Funds]

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The Riverfront U.S. Government Securities Money Market Fund

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Prospectus

Institutional Shares

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February 29, 2004

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The Riverfront U.S. Government Securities Money Market Fund

Institutional Shares

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

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C O N T E N T S

Fund Objective, Strategy, Performance and Risks	1

Principal Risks of the Fund	1

Risk Return Bar Chart and Table	2

What are the Fund’s Fees and Expenses?	4

Investment Strategy for the Fund	6

Principal Securities in Which the Fund Invests	7

Principal Risks of Investing in the Fund	8

What Do Shares Cost?	9

How is the Fund Sold?	9

How Do I Purchase Shares?	9

How Do I Redeem Shares?	11

Account and Share Information	13

Who Manages the Fund?	14

Financial Information	15

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NOT FDIC INSURED
MAY LOSE VALUE
NO BANK GUARANTEE

FUND OBJECTIVE, STRATEGY, PERFORMANCE AND RISKS

The following describes the Investment objective, principal strategy, performance and principal risks of The Riverfront U.S. Government Securities Money Market Fund (“Fund”). The Fund offers two separate share classes: Investor A Shares and Institutional Shares. This prospectus applies only to the Institutional Shares (“Shares”).

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The Fund is a money market fund that seeks to maintain a stable net asset value (“NAV”) of $1.00 per Share.

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Objective: The Fund’s objective is to seek current income from short-term, U.S. government securities while preserving capital and maintaining liquidity.

Principal Strategy: The Fund pursues its objective by investing solely in obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities, maturing in 397 days or less, and in repurchase agreements secured by such obligations. The dollar-weighted average maturity of the Fund will not exceed 90 days.

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The Fund intends to invest in the securities of U.S. government-sponsored entities including the Federal Home Loan Mortgage Corporation (“FHLMC”), the Federal National Mortgage Association (“FNMA”) and the Federal Home Loan Banks (“FHLBs”). Not all U.S. government-sponsored entities are backed by the full faith and credit of the United States government. Examples of entities that are not backed by the full faith and credit of the United States government include FHLMC, FNMA and FHLBs. These entities are, however, supported through federal subsidies, loans or other benefits. The Fund may also invest in U.S. government-sponsored entities which are supported by the full faith and credit of the U.S. government, such as the Government National Mortgage Association (“GNMA”). Finally, the Fund may invest in a few governmental entities which have no explicit financial support, but which are regarded as having implied support because the federal government sponsors their activities. Such entities include the Farm Credit System and the Financing Corporation.

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PRINCIPAL RISKS OF THE FUND

In addition to the risks set forth below that are specific to an investment in the Fund, there are risks common to all mutual funds.

For example, the Fund’s Share price may decline and an investor could lose money. Thus, although the Fund seeks to preserve the value of your investment at $1.00 per Share, it is possible to lose money by investing in the Fund. Also, there is no assurance that the Fund will achieve its investment objective. You should be aware that the Shares offered by this prospectus are not deposits or obligations of any bank, including The Provident Bank (“Provident”), are not endorsed or guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

The principal risks associated with an investment in the Fund are Bond Market Risk and Credit Risk. Bond Market Risk is the risk posed by the fact that prices of fixed income securities rise and fall in response to interest rate changes. Credit Risk is the risk posed by the possibility that an issuer will default on a security by failing to pay interest or principal when due.

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A complete description of these risks and other risks can be found in “Principal Risks of Investing in the Fund.”

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RISK RETURN BAR CHART AND TABLE

U.S. GOVERNMENT SECURITIES MONEY MARKET FUND

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CALENDAR YEAR TOTAL RETURNS (INSTITUTIONAL SHARES)

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Historically, the Fund has maintained a constant $1.00 net asset value per Share. The bar chart shows the variability of the Fund’s Institutional Shares total returns on a calendar year-end basis.

The Fund’s shares are sold without a sales charge (load). The total returns displayed above are based upon net asset value.

Within the period shown in the bar chart, the Fund’s Institutional Shares highest quarterly return was 0.81% (quarter ended September 30, 2001). Its lowest quarterly return was 0.15% (quarter ended December 31, 2003).

The following table represents the Fund’s Institutional Shares Average Annual Total Returns for the calendar periods ended December 31, 2003.

Calendar Period

1 Year	0.68%

Start of Performance*	1.47%

* The Fund’s Institutional Shares start of performance date was May 2, 2001.

The Fund’s 7-Day Net Yield as of December 31, 2003 was 0.61%. Investors may call the Fund at 1-800-424-2295 to acquire the current 7-Day Net Yield.

Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund’s investment risks are balanced by its potential returns.

WHAT ARE THE FUND’S FEES AND EXPENSES?

This table describes the fees and expenses that you may pay if you buy and hold Institutional Shares of the Fund.

Shareholder Fees

Fees Paid Directly From Your Investment

Maximum Sales Charge (Load) Imposed on Purchases
(as a percentage of offering price)	None

Maximum Deferred Sales Charge (Load) (as a percentage of original
purchase price or redemption procees, as applicable)	None

Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other
Distributions) (as a percentage of offering price)	None

Redemption Fee (as a percentage of amount redeemed, if applicable)	None

Exchange Fee	None

Annual Fund Operating Expenses (Before Waivers)

Expenses That are Deducted From Fund Assets
(as a percentage of average net assets)

Management Fee	0.15%

Distribution (12b-1) Fee	None

Shareholder Service Fee	None

Other Expenses	0.34%

Total Annual Fund Operating Expenses	0.49%(1)

(1) With respect to the Fund, Total Actual Operating Expenses (after anticipated waivers) are based on anticipated expenses for the fiscal year ending December 31, 2004. Total Actual Annual Operating expenses (after waivers) were 0.47%, for the fiscal year ended December 31, 2003.

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EXAMPLE

This example is intended to help you compare the cost of investing Institutional Shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in each Fund’s Institutional Shares for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your invesment has a 5% return each year and that the Fund’s Institutional Shares operating expenses are before waivers as shown in the table remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

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Institutional
Shares

1 Year	$50

3 Years	$157

5 Years	$274

10 Years	$616

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INVESTMENT STRATEGY FOR THE FUND

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The Fund’s investments are governed by Rule 2a-7 (the “Rule”) of the Investment Company Act of 1940, as amended (“1940 Act”). The Fund may only invest in U.S. government securities. In accordance with the Rule, the Fund may only invest in securities which are denominated in U.S. dollars, are appropriate to the Fund’s objective of maintaining a stable NAV, present minimal credit risks, are diversified at the time of acquisition, when taken together with all other holdings of the Fund, according to the limits of the Rule, and are “Eligible Securities.” Eligible Securities under the Rule generally include all U.S. government securities. Provident Investment Advisors, Inc., the Fund’s investment adviser (“Adviser”), will increase or decrease the average weighted portfolio maturity of the Fund in response to the Adviser’s perceptions regarding current economic and market conditions.

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PRINCIPAL SECURITIES IN WHICH THE FUND INVESTS

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The following describes the types of securities in which the Fund may invest.

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FIXED INCOME SECURITIES

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Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer’s earnings. This limits the potential appreciation of fixed income securities as compared to equity securities. Fixed income securities are generally subject to bond market risks and credit risks.

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A debt security’s yield measures the annual income earned on that security as a percentage of its price. A debt security’s yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than its stated principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Debt securities with higher risks generally have higher yields.

The following describes the types of fixed income securities in which the Fund may invest.

Treasury Securities

Treasury securities are direct obligations of the federal government of the United States. Treasury securities are generally regarded as having the lowest credit risk.

Agency Securities

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Agency securities are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority. Some government entities are supported by the full faith and credit of the United States. Such entities include the GNMA, Small Business Administration, Farm Credit System Financial Assistance Corporation, Farmers Home Administration, Federal Financing Bank, General Services Administration, and Washington Metropolitan Area Transit Authority Bonds.

Other government entities receive support through federal subsidies, loans or other benefits. For example, the U.S. Treasury is authorized to purchase specified amounts of securities issued by FHLBs, FHLMC and FNMA in support of such obligations.

A few government entities have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. Such entities include the Farm Credit System and the Financing Corporation.

Investors regard agency securities as having low credit risks, but not as low as Treasury securities.

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Repurchase Agreements

Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Fund’s return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.

The Fund’s custodian, or an approved sub-custodian, will generally take possession of the securities subject to repurchase agreements. The Adviser will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.

Repurchase agreements are subject to credit risks of the dealer or bank acting as the counterparty.

PRINCIPAL RISKS OF INVESTING IN THE FUND

BOND MARKET RISKS

  Prices of fixed income securities rise and fall in response to interest rate changes for similar securities. Generally, when interest rates rise, prices of fixed income securities fall.
  Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates and is an alternative measure to a security’s maturity.

CREDIT RISKS

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  Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money.
  Credit risk also includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

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WHAT DO SHARES COST?

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You can purchase or redeem Shares any day the New York Stock Exchange (“NYSE”) is open. When the Fund receives your transaction request in proper form, it is processed at the next calculated NAV. The NAV for the Fund is determined at the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open. There is no sales charge when you purchase Shares of the Fund. The NAV for the Fund is expected to be $1.00 per Share.

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The value of the Fund’s Shares is determined by amortized cost. Under this method, portfolio instruments are valued at the acquisition cost as adjusted for amortization of premium or accretion of discount rather than at current market value.

  The required minimum initial investment for Institutional Shares is $1,000,000.
  There is no minimum amount required for subsequent investments.

HOW IS THE FUND SOLD?

The Fund offers two share classes: Investor A Shares and Institutional Shares, each representing interests in a single portfolio of securities. This prospectus relates only to the Institutional Shares. Each Share class has different expenses, which affect their performance. Contact your investment professional or call 1-800-424-2295 for more information concerning the Fund’s Investor A Shares.

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The Fund’s principal underwriter, Edgewood Services, Inc. (“Distributor”), a subsidiary of Federated Investors, Inc., markets the Institutional Shares described in this prospectus to institutions, such as banks, fiduciaries, custodians of public funds, savings associations and credit unions, directly or through investment professionals, including customers of Provident. The Distributor and its affiliates may pay out of their assets certain amounts (including items of material value) to investment professionals for marketing and servicing Shares.

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HOW DO I PURCHASE SHARES?

Shares of the Fund may be purchased through an investment professional or directly from the Fund.

The Fund reserves the right to reject any request to purchase Shares.

THROUGH AN INVESTMENT PROFESSIONAL

  Establish an account with the investment professional; and
  If you submit your purchase order to the investment professional before 4:00 p.m. (Eastern time) you will receive that day’s dividend if the investment professional forwards the order to the Fund before 4:00 p.m. (Eastern time) and the Fund receives payment by 5:00 p.m. (Eastern time). If your order and/or payment is received after these times, you will be entitled to the next day’s dividend. You will become the owner of Shares and receive dividends when the Fund receives your payment.

Investment professionals should send payments according to the instructions in the sections “By Wire” or “By Check.”

DIRECTLY FROM THE FUND

To establish your account with the Fund:

  Submit a completed account application; and
  Send your payment to the Fund by Federal Reserve wire or by check.

You will become the owner of Shares and your Shares will be priced at the next calculated NAV after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees the Fund or its transfer agent incurs.

After establishing an account, you may place an order by calling the Fund and the Shares will be priced at the next calculated NAV after the Fund receives the order.

BY WIRE

You or your investment professional must telephone Provident at 1-800-424-2295 and provide the following information:

  your name, address, telephone number and tax identification number;
  the dollar amount of the wire;
  the name of the institution wiring the funds.

Provident will provide you with a Fund account number.

Then, send your wire to:

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The Provident Bank
Cincinnati, OH
ABA: 042000424
Mutual Fund Services
Account 0895-261
 For Further Credit to: (Fund and Class of Shares Name) of The Provident
Riverfront Funds Fund
Account Number Account Name

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You cannot purchase Shares by wire on holidays when wire transfers are restricted.

BY CHECK

Make your check payable to the Fund and mail it together with a completed account application to:

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The Provident Riverfront Funds
c/o The Provident Bank
Mutual Fund Services
P.O. Box 14967
Cincinnati, OH 45250-0967

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If you have already established an account with the Fund you do not need to mail an account application, but must note your account number on the check.

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If you send your check by a private courier or overnight delivery service that requires a street address, send it to:

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The Provident Bank
 Shareholder Services MS 668-D
309 Vine Street
Cincinnati, OH 45202

Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund will not accept third-party checks (checks originally made payable to someone other than the Fund). Orders by mail are considered received when payment by check is converted into federal funds (normally the business day after the check is received) and Shares begin earning dividends the next day.

Shares of the Fund may be purchased through electronic funds transfer (“EFT”). See your account application for details.

HOW DO I REDEEM SHARES?

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The Fund redeems Shares at its NAV next calculated after the Fund receives the redemption request in proper form. Shares may be redeemed through an investment professional or directly from the Fund by mail or by telephone.

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BY MAIL

Send your written redemption request including your name, the Fund’s and Class of Shares’ name, your account number and the Share or dollar amount requested to:

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The Provident Riverfront Funds
c/o The Provident Bank
Mutual Fund Services
P.O. Box 14967
Cincinnati, OH 45250-0967


BY TELEPHONE

If you have completed the proper authorization form on your account application, you may also redeem Shares by calling the Fund at 1-800-424-2295. The dollar amount of the telephone redemption may not exceed $50,000.

Your telephone instructions may be recorded. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

Redemptions by telephone will only be permitted if the address and bank account of record have been the same for at least 30 days.

If your account is through an investment professional, contact your investment professional for instructions on how to redeem Shares.

SIGNATURE GUARANTEES

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You must have a signature guarantee on written redemption requests when:

  you are requesting a redemption of $50,000 or more;
  you want the proceeds from a redemption to be sent to an address other than the one you have on record with the Fund (or to an address of record which has been changed within the last 30 days); or
  you want the redemption proceeds payable to someone other than the shareholder of record.

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Your signature can be guaranteed by any federally insured financial institution (such as a bank or credit union) or a broker-dealer that is a domestic stock exchange member, but not by a notary public.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are mailed within one business day after receiving a request in proper form. However, payment may be delayed up to seven days:

  to allow your purchase payment to clear; or
  during periods of market volatility.

REDEMPTION IN KIND

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund’s portfolio securities subject to certain limitations.

ACCOUNT AND SHARE INFORMATION

ACCOUNT ACTIVITY

You will receive periodic statements reporting all account activity, including dividends and capital gains paid.

SHARE CERTIFICATES

The Fund does not issue share certificates.

DIVIDENDS AND CAPITAL GAINS

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The Fund declares any dividends daily and pays them monthly to shareholders. If you purchase Shares by wire, you begin earning dividends on the day your wire is received, provided you have notified the Fund prior to 4:00 p.m. (Eastern time) and the Fund receives your wire prior to 5:00 p.m. (Eastern time). If you purchase Shares by check, you begin earning dividends on the business day after the Fund receives your check. If you redeem Shares of the Fund by phone prior to 12:00 noon (Eastern time), you will not receive that day’s dividend and redemption proceeds will generally be sent that day. If you redeem Shares of the Fund by phone after 12:00 noon (Eastern time), you will receive that day’s dividend but redemption proceeds will not generally be sent until the next business day.

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The Fund does not expect to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Fund pays any capital gains at least annually.

Your dividends will be automatically reinvested in additional Shares, unless you elect cash payments.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, accounts may be closed if redemptions or exchanges cause the account balance to fall below $500,000. Before an account is closed, the shareholder will be notified and allowed 45 days to purchase additional Shares to increase the balance to over $500,000.

TAX INFORMATION

The Fund sends you an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you, whether paid in cash or reinvested in the Fund. Dividends are taxable as ordinary income.

Fund distributions are expected to be primarily dividends.

Please consult your tax adviser regarding your federal, state and local tax liability.

WHO MANAGES THE FUND?

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The Board of Trustees (“Board”) governs the Fund. The Board selects and oversees the Adviser. The Adviser manages the Fund’s assets, including buying and selling portfolio securities. The Adviser’s address is One East Fourth Street, Cincinnati, Ohio 45202.

The Adviser is registered as an investment adviser under the Investment Advisers Act of 1940 and is a subsidiary of Provident Financial Group, Inc., a bank holding company located in Cincinnati, OH with approximately $2.2 billion in managed assets as of December 31, 2003. The Adviser, or its affiliate, The Provident Bank (former Adviser to the Funds), has provided investment advisory services to individual and corporate trust accounts since 1902.

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The Adviser manages the Fund by an investment team approach.

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For its services under the Advisory Contract for the fiscal year ended December 31, 2003, the Adviser received an advisory fee from the Fund, which was paid monthly at the annual rate of 0.15% of the Fund’s average net assets. The Adviser may voluntarily choose to waive a portion of its fee or reimburse the Fund for certain operating expenses.

FINANCIAL INFORMATION

FINANCIAL HIGHLIGHTS

The Financial Highlights will help you understand the Fund’s financial performance for its past five fiscal years, or since inception, if the life of the Fund is shorter. Some of the information is presented on a per Share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.

The Financial Highlights for the year ended December 31, 2003 have been audited by Deloitte & Touche LLP, whose report, along with the Funds’ audited financial statements, is included in the Annual Report. The Financial Highlights presented for periods prior to December 31, 2003 were audited by other auditors whose report dated February 10, 2003 expressed an unqualified opinion on the Financial Highlights.

			Net Realized				Distributions
			and				from Net
			Unrealized				Realized
		(b)	Gain (Loss) on			Distributions	Gain on
	Net Asset	Net	Investments		Distributions	in Excess of	Investments
Year	Value,	Investment	and Foreign	Total from	from Net	Net	and Foreign
Ended	Beginning	Income	Currency	Investment	Investment	Investment	Currency
December 31,	of period	(Loss)	Transactions	Operations	Income	Income	Transactions

U.S. Government Securities Money Market Fund—Institutional Shares
2001(a)	$1.000	0.020	0.000	0.020	(0.020)	0.000	0.000
2002	$1.000	0.013	0.000	0.013	(0.013)	0.000	0.000
2003	$1.000	0.007	0.000	0.007	(0.007)	0.000	0.000
(a)	Reflects operations for the period from May 2, 2001 (date if initial public investment) to December 31, 2001.
(b)	Per share information is based on average outstanding shares.
(c)	This voluntary expense decrease is reflected in both the expense and net investment income ratios.
(d)	Reflects a cumulative total return since inception.
(e)	Computed on annualized basis.

Further information about the Fund’s performance is contained in the Fund’s Annual Report, dated December 31, 2003, which can be obtained free of charge.

FINANCIAL HIGHLIGHTS, continued

			Ratios to Average Net Assets

				Net Investment	(c)	Net Assets,
	Net Asset			Income	Expense	end	Portfolio
Total	Value, End	Total		(Operating	Waiver/	of period	Turnover
Distributions	of period	Return	Expenses	Loss)	Reimbursement	(ooo omitted)	Rate

(0.020)	$1.000	1.97%(d)	0.46%(e)	2.95%(e)	0.00%(e) $	25,976	N/A
(0.013)	$1.000	1.28%	0.47%	1.26%	0.00%	$46,505	N/A
(0.007)	$1.000	0.68%	0.50%	0.71%	0.01%	$38,414	N/A

Further information about the Fund’s performance is contained in the Fund’s Annual Report, dated December 31, 2003, which can be obtained free of charge.


THE RIVERFRONT U.S. GOVERNMENT
SECURITIES MONEY MARKET FUND

Institutional Shares


A Portfolio of The Provident Riverfront Funds
(formerly The Riverfront Funds)

A Statement of Additional Information (“SAI”) dated February 29, 2004, is incorporated by reference into this prospectus. Additional information about the Fund and its investments is contained in the Fund’s SAI and Annual and Semi-Annual Reports to shareholders as they become available. To obtain the SAI, Annual Report, Semi-Annual Report and other information without charge, and to make inquiries, call 1-800-424-2295.

You can obtain information about the Fund (including the SAI) by writing to or visiting the SEC’s Public Reference Room in Washington, DC. You may also access Fund information from the EDGAR Database on the SEC’s Internet site at http://www.sec.gov. You can obtain copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC’s Public Reference Section, Washington, DC 20549-0102, and paying copying fees. Call 1-202-942-8090 for information on the Public Reference Room’s operations and copying fees.


SEC File No. 811-6082

INVESTMENT ADVISER

Provident Investment Advisors, Inc.
One East Fourth Street, 318B
Cincinnati, Ohio 45202

DISTRIBUTOR

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Edgewood Services, Inc.
5800 Corporate Drive
Pittsburgh, PA 15237-7002


FOR ADDITIONAL INFORMATION CALL:

Mutual Fund Services
1-800-424-2295
www.riverfrontfunds.com

[Logo of Provident Riverfront Funds]

www.riverfrontfunds.com

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25204 (2/04)
744037854


                            THE PROVIDENT RiVERFRONT FUNDS
                           (formerly the riverfront funds)

                         Statement of Additional Information

                                  February 29, 2004

         The Riverfront U.S. Government Securities Money Market Fund ("Fund")
                                 Institutional Shares


This Statement of Additional Information ("SAI") is not a prospectus. Read this SAI in conjunction with the prospectus for the Fund, dated February 29, 2004. This SAI incorporates by reference the Fund's Annual Report. You may obtain the prospectus or the Annual Report without charge by calling 1-800-424-2295.

CONTENTS
======================================================================================

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

HOW IS THE FUND ORGANIZED?

The Provident Riverfront Funds, an Ohio business trust ("Trust"), is an open-end, management investment company that was originally established under the laws of the
State of Maryland on March 27, 1990. As of September 30, 1995, pursuant to an
Agreement and Plan of Reorganization and Liquidation with MIM Mutual Funds, Inc.
("MIM"), the Fund acquired all of the assets and liabilities of the MIM Money Market
Fund (the "Reorganization"). In exchange for such assets and liabilities, the Fund issued a number of its shares equal in value to the net assets of the MIM Money
Market Fund acquired in the Reorganization.

On December 29, 1998, The Riverfront Funds, Inc., a Maryland corporation, changed its form of organization by completing a reorganization with The Riverfront Funds, an Ohio business trust, organized on October 6, 1996 for such a purpose. On February
8, 2004, the Trust changed its name from The Riverfront Funds to The Provident
Riverfront Funds.

The Fund is a diversified portfolio of the Trust. The Trust may offer separate series of shares representing interests in separate portfolios of securities. The
Board of Trustees ("Board") has established two classes of shares of the Fund known as Investor A Shares and Institutional Shares.  This SAI relates only to the
Institutional Shares (Shares).  The Fund's investment adviser is Provident
Investment Advisors, Inc. ("Adviser").

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SECURITIES IN WHICH THE FUND INVESTS

SECURITIES DESCRIPTIONS AND TECHNIQUES

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In pursuing its investment strategy, the Fund may invest in the following securities for any purpose that is consistent with its investment objective.


Fixed Income Securities
Fixed income securities pay interest, dividends or distributions at a specified rate.  The rate may be a fixed percentage of the principal or adjusted periodically.  In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified period of time.  Fixed income securities provide more regular income than equity securities.  However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings.  This limits the potential appreciation of fixed income securities as compared to equity securities.

A security's yield measures the annual income earned on a security as a percentage of its price.  A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount.  If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption.  Securities with higher risks generally have higher yields.

The following describes the types of fixed income securities in which the Fund invests:

    Treasury Securities
    Treasury securities are direct obligations of the federal government of the
    United States. Treasury securities are generally regarded as having the lowest credit risks.

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    Agency Securities

    Agency securities are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority.  Some government entities are supported by the full faith and credit of the United States. Such entities include the Government National Mortgage Association, Small Business
    Administration, Farm Credit System Financial Assistance Corporation, Farmers
    Home Administration, Federal Financing Bank, General Services Administration,
    and Washington Metropolitan Area Transit Authority Bonds.

    Other government entities receive support through federal subsidies, loans or other benefits. For example, the U.S. Treasury is authorized to purchase specified amounts of securities issued by Federal Home Loan Banks, Federal Home
    Loan Mortgage Corporation and Federal National Mortgage Association in support of such obligations.

    A few government entities have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. Such entities include the Farm Credit System and the Financing
    Corporation.

    Investors regard agency securities as having low credit risks, but not as low as Treasury securities.

    Credit Enhancement
    Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed income security if the issuer defaults.  In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer.  Normally, the credit enhancer has greater financial resources and liquidity than the issuer.  For this reason, the Adviser usually evaluates the credit risk of a fixed income security based solely upon its credit enhancement.

    Common types of credit enhancement include guarantees, letters of credit, bond insurance and surety bonds.  Credit enhancement also includes arrangements where securities or other liquid assets secure payment of a fixed income security.  If a default occurs, these assets may be sold and the proceeds paid to security holders.  Either form of credit enhancement reduces credit risks by providing another source of payment for a fixed income security.


Special Transactions

    Repurchase Agreements
    Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price.  The repurchase price exceeds the sale price, reflecting the
    Fund's return on the transaction.  This return is unrelated to the interest rate on the underlying security.  The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.

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    The Fund's custodian or subcustodian will generally take possession of the securities subject to repurchase agreements.  The Adviser or subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.


    Repurchase agreements are subject to credit risks with respect to the dealer or bank acting as counterparty.

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    Delayed Delivery Transactions
    Delayed delivery transactions, including when issued transactions, are arrangements in which the Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time beyond the normal settlement date.  During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund.  The Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its shares.  Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices.  Therefore, delayed delivery transactions create market risks for the Fund.  Delayed delivery transactions also involve credit risks in the event of a counterparty default.


    To Be Announced Securities ("TBAs")
    As with other delayed delivery transactions, a seller agrees to issue a TBA security at a future date.  However, the seller does not specify the particular securities to be delivered.  Instead, the Fund agrees to accept any security that meets specified terms.

    Securities of Other Investment Companies
    The Fund may invest its assets in securities of other investment companies as an efficient means of carrying out its investment policies and managing its uninvested cash. It should be noted that investment companies incur certain expenses, such as management fees, and, therefore, any investment by the Fund in shares of other investment companies may be subject to duplicate expenses. The
    Fund will limit its investment in other investment companies to not more than 3%
    of the total outstanding voting stock of any investment company, will invest no more than 5% of its total assets in any one investment company, and will invest no more than 10% of its total assets in investment companies in general.

    Securities Lending
    The Fund may lend portfolio securities to borrowers that the Adviser deems creditworthy.  In return, the Fund receives cash or liquid securities from the borrower as collateral.  The borrower must furnish additional collateral if the market value of the loaned securities increases.  Also, the borrower must pay the
    Fund the equivalent of any dividends or interest received on the loaned securities.

    The Fund will reinvest cash collateral in securities that qualify as an acceptable investment for the Fund.  However, the Fund must pay interest to the borrower for the use of cash collateral.

    Loans are subject to termination at the option of the Fund or the borrower.  The
    Fund will not have the right to vote on securities while they are on loan, but it will terminate a loan in anticipation of any important vote.  The Fund may pay administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash collateral to a securities lending agent or broker.

    Securities lending activities are subject to market risks and credit risks.

INVESTMENT RISKS

Bond Market Risks
o     Prices of fixed income securities rise and fall in response to interest rate changes for similar securities. Generally, when interest rates rise, prices of fixed income securities fall.

o     Interest rate changes have a greater effect on the price of fixed income securities with longer maturities or durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates and is an alternative measure to a security's maturity.

INVESTMENT LIMITATIONS

Unless otherwise stated, all references to the Fund's assets are in terms of current market value.

The Fund may not:

1.    Purchase any security (other than obligations issued or guaranteed by the U.S.
   government, its agencies or instrumentalities) of any issuer if as a result more than 5% of its total assets would be invested in securities of the issuer;

2.    Purchase securities on margin, except that it may obtain such short-term credit as may be necessary for the clearance of purchases and sales of securities;

3.    Borrow money, except that the Fund may borrow money from banks for temporary or emergency purposes in aggregate amounts up to one-third of the value of the
   Fund's net assets; provided that while borrowings from banks exceed 5% of the
   Fund's net assets, any such borrowings will be repaid before additional investments are made;

4.    Pledge more than 15% of its net assets to secure indebtedness; the purchase or sale of securities on a "when issued" basis is not deemed to be a pledge of assets;

5.    Issue senior securities; the purchase or sale of securities on a "when issued"
   basis is not deemed to be the issuance of a senior security;

6.    Make loans, except that the Fund may purchase or hold debt securities consistent with its investment objective, lend portfolio securities valued at not more than 15% of its total assets to brokers, dealers and financial institutions and enter into repurchase agreements;

7.    Purchase any security of any issuer if as a result more than 25% of its total assets would be invested in a single industry; there is no restriction with respect to obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities;

8.    Invest more than 15% of its total assets in repurchase agreements maturing in more than seven days;

9.    Invest more than 5% of its total assets in securities of any company having a record, together with its predecessors, of less than three years of continuous operation;

10.   Make short sales of securities or maintain a short position, unless at all times when a short position is open it owns an equal amount of such securities or of securities which, without payment of any further consideration, are convertible into or exchangeable for securities of the same issue as, and equal in amount to, the securities sold short;

11.   Underwrite securities of other issuers, except that the Fund may purchase securities from the issuer or others and dispose of such securities in a manner consistent with its investment objective;

12.   Purchase or sell commodities or commodity contracts, except to the extent disclosed in the current prospectus of the Fund; and

13.   Purchase or sell real estate (although investments in marketable securities of companies engaged in such activities and securities secured by real estate or interests therein are not prohibited by this restriction).

With respect to Investment Restriction (8), the Fund will limit its investments in repurchase agreements maturing in more than seven days to no more than 10% of its total assets.

The above limitations cannot be changed unless authorized by the Board and by the
"vote of a majority of the Fund's outstanding voting securities," as defined by the
Investment Company Act of 1940, as amended ("1940 Act"). Shareholders will be notified before any material change in these limitations becomes effective.

If a percentage limit is satisfied at the time of investment or borrowing, a later increase or decrease resulting from a change in asset value is not a violation of the limit.

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WHAT DO SHARES COST?

The Fund attempts to stabilize the value of a Share at $1.00.

HOW IS THE FUND SOLD?

Under the Distributor's Contract with the Trust, Edgewood Services, Inc., the
Trust's principal underwriter ("Distributor") offers Shares on a continuous, best-efforts basis. The Distributor will enter into separate written agreements with various firms, including affiliates of the Trust's Adviser, to provide certain services principally intended to result in the sale and servicing of Fund Shares.


Supplemental Payments
Investment professionals (such as broker-dealers or banks) may be paid fees, in significant amounts, out of the assets of the Distributor and/or the transfer agent
(these fees do not come out of Fund assets). The Distributor may be reimbursed by the Adviser or its affiliates.

Investment professionals receive such fees for providing distribution-related and/or shareholder services, such as advertising, providing incentives to their sales personnel, sponsoring other activities intended to promote sales, and maintaining shareholder accounts. These payments may be based upon such factors as the number or value of Shares the investment professional sells or may sell, the value of client assets invested, and/or the type and nature of sales or marketing support furnished by the investment professional.

REDEMPTION IN KIND

Although the Fund intends to pay Share redemptions in cash, it reserves the right, as described below, to pay the redemption proceeds in whole or in part by a distribution of the Fund's portfolio securities.

Because the Fund has elected to be governed by Rule 18f-1 under the 1940 Act, the
Fund is obligated to pay Share redemptions to any one shareholder of record in cash only up to the lesser of $250,000 or 1% of the net assets represented by such Share class during any 90-day period.


Any Share redemption payment greater than this amount will also be in cash unless the Trust's Board determines that payment should be in kind. In such a case, the
Fund will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Fund determines the value of portfolio securities when calculating its NAV. The portfolio securities will be selected in a manner that the Trust's Board deems fair and equitable and, to the extent available, such securities will be readily marketable.


Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs.

WHO MANAGES AND PROVIDES SERVICES TO THE FUND


Board of Trustees And Trust Officers
The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Trust. Where required, the tables separately list Board members who are
"interested persons" of the Trust (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). The Trust consists of six investment company portfolios. Each Board member oversees all portfolios in the Trust and serves for an indefinite term.

Interested Trustees background - term of office: indefinite

-----------------------------------------------------------------

Name
Age                                                              Total
Address                                                          Compensation from
Positions Held                                                   the Trust
with Trust       Principal Occupation(s) for Past Five Years and (past calendar
Length of Time   Other Directorships Held                        year)
Served

William N.       Principal Occupation: Owner, Bohlender          $ 13,000
Stratman*        Engraving Co. (engraving and printing company);
Age: 61          President and Co-owner, Marno Corporation
5800 Corporate   (holding corporation for Mariner's Inn West
Drive            Property); Vice President and Co-owner of
Pittsburgh, PA   Mariners Inn Banquet Halls.
15237-7010
Trustee          Other Directorships Held: None.
Began serving:
May 1998

* Mr. Stratman is an Interested Trustee by virtue of owning 40,000 Shares of
Provident Financial Group, Inc.
--------------------------------------------------------------------------------------

Independent trustees background - term of office: indefinite

--------------------------------------------------------------------
Name
Age                                                                 Total
Address                                                             Compensation
Positions Held                                                      from the Trust
with Trust        Principal Occupation(s) for Past Five Years and   (past calendar
Length of Time    Other Directorships Held                          year)
Served

 J. Virgil Early, Principal Occupation: President, Early &      $15,000
 Jr.              Associates (business consulting); Vice President
 Age: 66          of Synovus Trust Company.
 5800 Corporate
 Drive            Other Directorships Held: None.
 Pittsburgh, PA
 15237-7010
 Trustee
 Began serving:
 October 1992

 William M.       Principal Occupation: Senior Vice President of    $ 15,000
 Higgins          Sena Weller Rohs Williams, Inc. (investment
 Age: 59          advisory services).
 5800 Corporate
 Drive            Other Directorships Held: None.
 -----------------
 Pittsburgh, PA
 15237-7010
 Trustee
 Began serving:
 October 1992

 --------------------------------------------------------------------------------------

  Harvey M.        Principal Occupation:  Professor, Case Western    $ 14,000
 Salkin, Ph.D      Reserve University; President of Marshall Plan
 Age: 58           Advisers, Inc. (investment advisory services).
 10900 Euclid
 Avenue            Other Directorships Held: None.
-------------------
 Cleveland, OH
 44106-7001
 Trustee
 Began serving:
 January 1996
 --------------------------------------------------------------------------------------
 Donald C.         Principal Occupation:  President, Shor           $ 16,000
 Siekmann          Foundation for Epilepsy Research (charitable
 Age: 65           foundation); Executive, DuroBag Manufacturing,
 5800 Corporate    Co., (manufacturer of paper bags); Retired:
 Drive             former partner of Arthur Andersen (independent
 Pittsburgh, PA    public accountants).
 15237-7010
 Trustee           Other Directorships Held: None.
 Began serving:
 February 1998

--------------------------------------------------------------------------------------

Officers**
Name
Age
Address
Positions Held with
Trust
--------------------
Length of Time      Principal Occupation(s) for Past Five Years and Previous
Served              Position(s)
J. Donald Raines    Principal Occupation:  Senior Vice President, Managing
--------------------Director, Chief Investment Officer of the Adviser
Age: 51
One East Fourth     Previous Positions: Senior Vice President, Senior Strategist,
Street              Portfolio Manager of the Adviser;
Cincinnati, OH 45202
Interim President
Began Serving:
August 2003

George M. Polatas    Principal Occupation: Assistant Vice President/Business
Age: 41              Manager, Federated Services Company; Vice President and
1001 Liberty         Assistant Treasurer of various Funds distributed by Edgewood
Avenue               Services, Inc.
-------------------
Pittsburgh, PA
15222-3779
Vice President
Began Serving:
February 1999

C. John Ollier      Principal Occupation: Vice President, Mutual Fund Services,
Age: 65             The Provident Bank.
--------------------
5800 Corporate Drive
Pittsburgh, PA
15237-7010
Treasurer
Began Serving:
November 2001

Timothy S. Johnson  Principal Occupation: Counsel, Reed Smith LLP; Secretary,
Age: 42             Hibernia Funds; Vice President and Corporate Counsel,
435 Sixth Avenue    Federated Services Company (1996-2002); Secretary, Edgewood
--------------------Services, Inc. (1999-2002); Assistant Secretary, Federated
Pittsburgh, PA      Securities Corp. (1999-2002); Secretary, Federated
15219-1886          Shareholder Services Company (1999-2002); Secretary,
Secretary           Retirement Plan Services Company of America (1998-2002);
Began Serving:      Secretary, FTI Funds (1999-2001); Assistant Secretary, Great
February 1999       Plains Funds (1997-2001); Assistant Secretary, Wachovia Funds
                    and Wachovia Municipal Funds (1998-2001); Assistant
                    Secretary, Independence One Funds (1998-2001).

** Officers do not receive compensation from the Trust
--------------------------------------------------------------------------------------
*** J. Donald Raines is the Chief Investment Officer of the Adviser and Interim
President of the Fund.

COMMITTEES OF THE BOARD
                                                                           Meetings
--------                                                                   Held
Board     Committee Members   Committee Functions                          During
Committee                                                                  Last
                                                                           Fiscal
                                                                           Year
Audit     J. Virgil Early     The purpose of the Audit Committee is to           Two
          William M.          oversee the Trust's accounting and
          Higgins             financial reporting policies and
          Donald C.           practices, its internal controls and, as
          Siekmann            appropriate, the internal controls of
                              certain of its service providers; oversee
                              the quality and objectivity of the
                              Trust's financial statements and the
                              independent audit thereof; ascertain the
                              independence of the Trust's independent
                              auditors; and act as a liaison between
                              the Trust's independent auditors and the
                              full Board of Trustees.

--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
NominatingJ. Virgil Early     The Nominating Committee is responsible           None
          -----------------   for the selection  and nomination of
          William M.          candidates for appointment or election to
          Higgins             serve as Trustees who are not "interested
          Donald C.           persons" of the Trust or its Adviser or
          Siekmann            Distributor (as defined by the 1940
                              Act).

--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

Currently, the Funds do not have a policy with respect to Trustee candidates recommended by shareholders.

Board ownership of shares in the funds and in the riverfront funds family of
Investment companies AS OF DECEMBER 31, 2003

                     Dollar       Dollar
                     Range of     Range of
                     Shares Owned Shares
                     in Funds     Owned
    Interested                    in
 Board Member Name                Provident
William N. Stratman  None         Over
                                 $100,000

Independent
Board Member Name
J. Virgil Early,     None        None
Jr.
William M. Higgins   $1 -        None
                     $10,000
Harvey M. Salkin,    $1 - $10,000None
Ph.D.
Donald C. Siekmann   None        None

--------------------------------------------------------------------------------------

INVESTMENT ADVISER
The Trust's Adviser is Provident Investment Advisors, Inc.  The Board governs the
Trust and Fund.  The Board selects and oversees the Adviser.  The Adviser is a subsidiary of The Provident Financial Group, Inc.  The Adviser, subject to the supervision of the Board, conducts investment research and makes investment decisions for the Fund, including buying and selling securities.

The Adviser shall not be liable to the Trust, the Fund or any Fund shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.

As required by the 1940 Act, the Trust's Board has reviewed the Trust's investment advisory contract.  The Board's decision to approve the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.
During its review of the contract, the Board considers many factors, among the most material of which are: the Fund's investment objectives and long term performance;
the Adviser's management philosophy, personnel, and processes; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry; comparable fees in the mutual fund industry; the range and quality of services provided to the Fund and its shareholders by the Provident organization in addition to investment advisory services; and the Fund's relationship to other funds in The Provident Riverfront
Funds family.

In assessing the Adviser's performance of its obligations, the Board also considers whether there has occurred a circumstance or event that would constitute a reason for it to not renew an advisory contract.  In this regard, the Board is mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract.  In particular, the Board recognizes that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund.

The Board also considers the compensation and benefits received by the Adviser.
This includes fees received for services provided to the Fund by other entities in the Provident organization and research services received by the Adviser from brokers that execute Fund trades, as well as advisory fees.  In this regard, the
Board is aware that various courts have interpreted provisions of the 1940 Act and have indicated in their decisions that the following factors may be relevant to an
Adviser's compensation: the nature and quality of the services provided by the adviser, including the performance of the Fund; the adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the
Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts bearing on the Adviser's service and fee.  The
Trust's Board is aware of these factors and takes them into account in its review of the Trust's advisory contract.

The Board considers and weighs these circumstances in light of its substantial accumulated experience in governing the Fund and working with Provident on matters relating to the Fund, and is assisted in its deliberations by the advice of counsel.  In this regard, the Board requests and receives a significant amount of information about the Fund and the Provident organization.  Provident provides much of this information at each regular meeting of the Board, and furnishes additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurs.  In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises.  Thus, the Board's evaluation of an advisory contract is informed by reports covering such matters as:
the Adviser's investment philosophy, personnel, and processes; the Fund's short- and long-term performance (in absolute terms as well as in relationship to its particular investment program and certain competitor or "peer group" funds), and comments on the reasons for performance; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities; the nature and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates;
compliance and audit reports concerning the Fund and the companies that service it;
and relevant developments in the mutual fund industry and how the Fund and/or
Provident are responding to them.

The Board also receives financial information about Provident, including reports on the compensation and benefits Provident derives from its relationships with the
Fund.  These reports cover not only the fees under the advisory contracts, but also fees received for providing other services to the Fund under separate contracts
(e.g., for serving as the Fund's custodian, transfer agent and portfolio accountant).  The reports also discuss any indirect benefit Provident may derive from its receipt of research services from brokers who execute Fund trades.

The Board bases its decision to approve an advisory contract on the totality of the circumstances and relevant factors, and with a view to past and future long-term considerations. Because the totality of circumstances includes considering the relationship of the Fund to The Provident Riverfront family of Funds, the Board does not approach consideration of every fund's advisory contract as if that were the only fund offered by Provident.

CODE OF ETHICS RESTRICTIONS ON PERSONAL TRADING
As required by Securities and Exchange Commission ("SEC") rules, the Trust, the
Adviser, and the Distributor have adopted codes of ethics. These codes govern securities trading activities of investment personnel, the Trust's Trustees, and certain other employees. Although the Codes of Ethics permit these people to trade in securities, including those that the Fund could buy, they also contain significant safeguards designed to protect the Fund and its shareholders from abuses in this area, such as requirements to obtain prior approval for, and to report, particular transactions.

Voting Proxies on Fund Portfolio Securities
The Board has delegated to the Adviser authority to vote proxies on the securities held in the Funds' portfolio.  The Board has also approved the Adviser's policies and procedures for voting the proxies, which are described below.

Proxy Voting Policies
The Adviser has determined that it is in the best interests of its clients to vote its client's shares so as to promote the alignment of the interests of corporate management with the interest of its shareholders, to improve the accountability of corporate management to its shareholders, to reward good performance by management, and to approve proposals that the Adviser believes will result in financial rewards for its clients.

The following examples illustrate how these general policies may apply to proposals submitted by a company's board of directors.  However, whether the Adviser supports or opposes a proposal will always depend on the specific circumstances described in the proxy statement and other available information.

On matters of corporate governance, generally, the Adviser will vote for (i)
confidential voting by shareholders, and (ii) shareholder proposals that ask a company to submit its poison pill for shareholder ratification.  The Adviser will determine on a case-by-case basis (i) shareholder proposals to redeem a company's poison pill, (ii) management proposals to ratify a poison pill, and (iii) proposals to ratify changing a company's state of incorporation, giving consideration to both financial and corporate governance concerns, including the reasons for reincorporating, a comparisons of the governance provisions, and a comparison of the jurisdictional laws.  When the economic factors of a change in the state of incorporation outweigh any neutral or negative governance changes the Adviser will generally vote for reincorporating.

On matters of capital structure, generally, the Adviser will vote for: (i)
management proposals to reduce the par value of common stock, (ii) proposals to create a new class of nonvoting or subvoting common stock if it is intended for financing purposes with minimal or no dilution to current shareholders and it is not designed to preserve the voting power of an insider or significant shareholder,
(iii) proposals to authorize preferred stock in cases where the company specifies the voting, dividend, conversion, and other rights of such stock and the terms of the preferred stock appear reasonable.  The Adviser will vote against: (i) proposals to create a new class of common stock with superior voting rights, (ii) proposals that increase authorized common stock for the explicit purpose of implementing a shareholder rights plan, (iii) proposals authorizing the creation of new classes of preferred stock with unspecified voting, conversion, dividend distribution, and other rights.  The Adviser will determine on a case-by-case basis: (i) votes on proposals to increase the number of shares of common stock authorized for issuance, and (ii) shareholder proposals that seek preemptive rights. In evaluating proposals on preemptive rights, the Adviser will consider the size of a company, the characteristics of its shareholder base, and the liquidity of the stock.

On matters relating to management compensation, the Adviser will review votes on a case-by-case basis.  The Adviser will utilize Institutional Shareholder Services'
("ISS") methodology for reviewing compensation plans, which primarily focuses on the transfer of shareholder wealth (the dollar cost of pay plans to shareholders instead of simply focusing on voting power dilution).  Every award will be valued and analyses on the estimated dollar cost for the proposed plan will be made.  Once the estimated cost of a plan is determined it will be compared to a company-specific dilution cap.  The Adviser will determine on a case-by-case basis, votes for plans which provide participants with the option of taking all or a portion of their cash compensation in the form of stock.  The Adviser will vote for plans which provide a dollar-for-dollar cash for stock exchange, and will review on a case-by-case basis plans which do not provide a dollar-for-dollar cash for stock exchange.

On matters relating to corporate transactions, generally, the Adviser will determine on a case-by-case basis: (i) proposals regarding the conversion of securities, (ii)
proposals to increase common and/or preferred shares and to issue shares as part of a debt restructuring plan, (iii) votes on liquidations, and (iv) votes on mergers and acquisitions.  Voting for director nominees in a contested election will be evaluated on a case-by-case basis, considering (a) the long-term financial performance of the target company relative to its industry, (b) management's tract record, (c) background to the proxy contest, (d) qualifications of director nominees, (e) evaluation of what each side is offering shareholders as well as the likelihood that the proposed objectives and goals can be met, and (f) stock ownership positions.

The Adviser, generally, will vote for: (i) proposals to allow or make easier shareholder action by written consent, (ii) proposals that remove restrictions on the right of shareholders to act independently of management, and (iii) proposals to lower supermajority vote requirements.  The Adviser, generally, will vote against:
(i) proposals to restrict or prohibit shareholder ability to take action by written consent, (ii) proposals to restrict or prohibit shareholder ability to call special meetings, and (iii) proposals to require a supermajority shareholder vote.  Votes on advance notice proposals are determined on a case-by-case basis, giving support to those proposals which allow shareholders to submit proposals as close to the meeting date as reasonably possible and within the broadest window possible.

Proxy Voting Procedures
The Adviser has elected to rely on proxy voting recommendations made by ISS in order to ensure consistent and efficient voting of its clients' proxies.  The Adviser retains the right to override any voting policy stated in its policies, when it believes that a vote contrary to a policy would be in the best interest of Adviser's clients.  Any vote contrary to ISS recommendations and stated policy must be approved by the Adviser's Chief Investment Officer or designated alternate.  Proxies which require case-by-case consideration must be approved by the Adviser's Chief
Investment Officer or designated alternate.

Conflicts of Interest
The Adviser has adopted procedures to address situations where a matter on which a proxy is sought may present a potential conflict between the interests of the Fund
(and its shareholders) and those of the Adviser.  This may occur where a significant business relationship exists between the Adviser (or its affiliates) and a company involved with a proxy vote.  To the extent that the interests of the Adviser conflict with the interest of the clients, the Adviser will always vote its client's shares in the interest of its clients; for that reason, the Adviser will vote its proxies in accordance with its Proxy Voting Policy without regard to its own actual or perceived interests.


Administrator
Federated Services Company, a subsidiary of Federated Investors, Inc., subject to the supervision of the Board, provides all management and administrative services reasonably necessary for the operations of the Trust and the Fund, other than those provided by other service providers, for a fee at an annual rate of 0.17% of the average aggregate daily net assets of the Fund.

The functions performed by Federated Services Company as administrator include, but are not limited to the following:

o     preparation, filing and maintenance of the Trust's governing documents, minutes of Board meetings and shareholder meetings;

o     preparation of and filing with the SEC and state regulatory authorities the
   Trust's registration statement and all amendments, and any other documents required for the Fund to make a continuous offering of its Shares;

o     preparation, negotiation and administration of contracts on behalf of the
   Trust;

o     supervision of the preparation of financial reports;

o     preparation and filing of federal and state tax returns;

o     assistance with the design, development and operation of the Fund; and

o     providing advice to the Fund and Trust's Trustees.


CUSTODIAN and fund accountant
The Provident Bank is the Trust's custodian and fund accountant.  Pursuant to its agreement with the Trust, it is responsible for maintaining the books and records of the Fund's securities and cash and maintaining the Fund's accounting and portfolio transaction records.


Transfer Agent and Dividend Disbursing Agent
The Provident Bank is the Trust's transfer and dividend disbursing agent. The
Provident Bank maintains all necessary shareholder records. The Provident Bank is entitled to receive fees based on the size, type and number of accounts and transactions made by shareholders of each Fund.

Independent Auditors
The independent auditor for the Fund, Deloitte & Touche LLP, conducts its audits in accordance with auditing standards generally accepted in the United States of
America, which require it to plan and perform its audits to provide reasonable assurance about whether the Fund's financial statements and financial highlights are free of material misstatement.


BROKERAGE TRANSACTIONS
When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. The Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. In selecting among firms believed to meet these criteria, the
Adviser may give consideration to those firms which have sold or are selling Shares of the Fund. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Trust's Board.

Investment decisions for the Fund are made independently from those of other accounts managed by the Adviser. When the Fund and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the Fund and the account(s) in a manner believed by the Adviser to be equitable. While the coordination and ability to participate in volume transactions may benefit the Fund, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by the Fund

The Fund did not pay any brokerage fees for the fiscal year ended December 31,
2003.

FEES PAID BY THE FUND FOR SERVICES
--------------------------------------------------------------------------------------
       Fund
                            Advisory Fee Paid             Administration Fee Paid
                    ---------------------------------

                    ------------------------------------------------------------------
                    ------------------------------------------------------------------

                        For the fiscal year ended        For the fiscal year ended
                              December 31,                     December 31,
                    ------------------------------------------------------------------

                       2003        2002       2001       2003            2002 2001
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
 Money Market Fund     $331,987   $334,977   $296,607   $376,252 $371,477    $333,505
--------------------------------------------------------------------------------------


HOW DOES THE FUND MEASURE PERFORMANCE?

The Fund may advertise Share performance by using the SEC's standard methods for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.

The performance of Shares depends upon such variables as: portfolio quality, average portfolio maturity, type and value of portfolio securities, changes in interest rates, changes or differences in the Fund's, and the Institutional Shares, expenses, and various other factors.


Share performance fluctuates on a daily basis largely because net earnings and/or the value of portfolio holdings fluctuates daily. Both net earnings and offering price per Share are factors in the computation of yield and total return.

Average Annual Total Returns and Yield
Total returns are given for the one-year and Start of Performance periods ended
December 31, 2003 for the Fund's Institutional Shares.

Yield and Effective Yield are given for the 30-day period ended December 31, 2003.

                        7- Day    1- Year   Start of
--------------------                        Performance on
U.S. Government                             May 2, 2001
Securities Money
Market Fund             Yield
Institutional
Shares:
Total Return           N/A        0.68%     1.47
Yield                  0.61%      N/A       N/A
Effective Yield        0.61%      N/A       N/A

--------------------------------------------------------------------------------------

TOTAL RETURN
Total return represents the change (expressed as a percentage) in the value of
Shares over a specific period of time, and includes the investment of income and capital gains distributions.


The average annual total return for Shares is the average compounded rate of return for a given period that would equate a $10,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the NAV per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $10,000, less any applicable sales charge, adjusted over the period by any additional Shares, assuming the annual reinvestment of all dividends and distributions.

YIELD and Effective Yield
The yield of Shares is based upon the seven days ending on the day of the calculation, called the "base period." This yield is calculated by: determining the net change in the value of a hypothetical account with a balance of one Share at the beginning of the base period, with the net change excluding capital changes but including the value of any additional Shares purchased with dividends earned from the original one Share and all dividends declared on the original and any purchased
Shares; dividing the net change in the account's value by the value of the account at the beginning of the base period to determine the base period return; and
multiplying the base period return by 365/7. The effective yield is computed by compounding the unannualized base-period return by: adding 1 to the base-period return, raising the sum to the 365/7th power; and subtracting 1 from the result.

To the extent investment professionals charge fees in connection with services provided in conjunction with an investment in Shares, the Share performance is lower for shareholders paying those fees.


PERFORMANCE COMPARISONS
Advertising and sales literature may include:

o     references to ratings, rankings, and financial publications and/or performance comparisons of Shares to certain indices;

o     charts, graphs and illustrations using the Fund's returns, or returns in general, that demonstrate investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment;

o     discussions of economic, financial and political developments and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Fund; and

o     information about the mutual fund industry from sources such as the Investment
  Company Institute.

The Fund may compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit, and Treasury bills.

The Fund may quote information from reliable sources regarding individual countries and regions, world stock exchanges, and economic and demographic statistics.

You may use financial publications and/or indices to obtain a more complete view of
Share performance. When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:

Financial publications.
The Wall Street Journal, Business Week, Changing Times, Financial World, Forbes,
Fortune and Money magazines, among others--provide performance statistics over specified time periods.

Moody's Investors Service
A company that analyzes and rates securities, and provides a variety of other investment information to investors.

Fitch Ratings
A corporate bond rating service that allows investors to judge investment risks.

Standard & Poors
An investment service that rates securities.


Regulatory Compliance
The Money Market Fund may follow non-fundamental operational policies that are more restrictive than its fundamental investment limitations, as set forth in the prospectus and this SAI, in order to comply with applicable laws and regulations, including the provisions of and regulations under the 1940 Act. In particular, the
Fund will comply with the various requirements of Rule 2a-7 (the "Rule"), which regulates money market mutual funds. The Fund will determine the effective maturity of its investments according to the Rule. The Fund may change these operational policies to reflect changes in the laws and regulations without the approval of its shareholders.


ACCOUNT INFORMATION AND PRICING OF SHARES


Determining Market Value Of Securities
The Board has decided that the best method for determining the value of portfolio instruments is amortized cost. Under this method, portfolio instruments are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value. Accordingly, neither the amount of daily income nor the NAV is affected by any unrealized appreciation or depreciation of the portfolio. In periods of declining interest rates, the indicated daily yield on shares of the Fund computed by dividing the annualized daily income on the Fund's portfolio by the NAV computed as above may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates. In periods of rising interest rates, the opposite may be true.

The Fund's use of the amortized cost method of valuing portfolio instruments depends on its compliance with certain conditions in the Rule. Under the Rule, the Board must establish procedures reasonably designed to stabilize the NAV per Share, as computed for purposes of distribution and redemption, at $1.00 per Share, taking into account current market conditions and the Fund's investment objective. The procedures include monitoring the relationship between the amortized cost value per
Share and the NAV per Share based upon available indications of market value. The
Board will decide what, if any, steps should be taken if there is a difference of more than 0.5 of 1% between the two values. The Board will take any steps it considers appropriate (such as redemption in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining NAV.

Voting Rights
Each Share is entitled to one vote for each dollar of value attributable thereto and a proportionate fractional vote for any fraction of a dollar invested of such value.  All Shares of the Trust have equal voting rights, except that in matters affecting only a particular Fund or Class, only Shares of that Fund or Class are entitled to vote.

Trustees may be removed by the Board or by shareholders at a special meeting. A special meeting of shareholders will be called by the Trustees upon the written request of shareholders who own at least 10% of the Trust's outstanding shares of all series entitled to vote.

As of February 2, 2004,  the Trust's  Board and Officers as a group owned less than 1%
of the Fund's outstanding Shares.

As of February 2, 2004, the following  shareholders  of record owned 5% or more of the
Fund's outstanding Shares:
Provident Bank Trust Department owned approximately 21,069,483 Shares (58.56%).

Shareholders  owning 25% or more of  outstanding  Shares may be in control and be able to affect the outcome of certain matters presented for a vote of shareholders.

HOW IS THE FUND TAXED?

Federal Income Tax
The Fund intends to meet requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. If these requirements are not met, it will not receive special tax treatment and will pay federal income tax.

The Fund will be treated as a single, separate entity for federal income tax purposes so that income earned and capital gains and losses realized by the Trust's other Funds will be separate from those realized by the Fund.


FINANCIAL INFORMATION
The Financial Statements for the Fund's Shares for the fiscal year ended December
31, 2003, are incorporated herein by reference to the Fund's Annual Report to
Shareholders dated December 31, 2003.


ADDRESSES

The Provident Riverfront Funds         5800 Corporate Drive
                                       Pittsburgh, PA 15237-7010

--------------------------------------------------------------------------------------
Distributor
Edgewood Services, Inc.                5800 Corporate Drive
                                       Pittsburgh, PA 15237-7002

--------------------------------------------------------------------------------------

Investment Adviser
Provident Investment Advisors, Inc.    One East Fourth Street
                                       Cincinnati, OH 45202

Custodian
The Provident Bank                     One East Fourth Street
                                       Cincinnati, OH 45202

Transfer Agent and Dividend Disbursing Agent
The Provident Bank                     One East Fourth Street
                                       Cincinnati, OH 45202

Independent Auditors
Deloitte & Touche LLP              180 N. Stetson Avenue
Chicago, IL 60601

--------------------------------------------------------------------------------------


Cusip 744037854

25206 (2/04)


                          Registration Statement
                                    of
                      THE PROVIDENT RIVERFRONT FUNDS
                                    on
                                Form N-1A
PART C. OTHER INFORMATION
Item 23.    Exhibits

(a)   Conformed  copy of  Registrant's  Declaration  of Trust  dated as of
      October 11, 1996 as amended through February 23, 2004;(+)
(b)   Copy of the Registrant's By-Laws;(6)
(c)   Certificates  for  Shares  are  not  issued.  Articles  IV,  V,  and
      VII of the Declaration of Trust define rights of holders of Shares.
(d)   (1) Conformed  copy of the  Investment  Advisory  Agreement  between
      Registrant and Provident  Investment  Advisors,  Inc., dated July 1,
      1999; (8)
      (ii)  Conformed  copy of the  Amendment to the  Investment  Advisory
      Contract  between  Registrant  and  Provident  Investment  Advisors,
      Inc., dated February 23, 2001; (11)
(e)   (i)  Conformed  copy  of  the  Distributors   Contract  between  the
      Registrant and Edgewood Services, Inc., dated February 1, 1999; (8)
      (ii)  Conformed  copy  of  Amendment  to the  Distributors  Contract between Registrant and Edgewood  Services,  Inc., dated February 23,
      2001; (10)
      (iii)  Conformed  copy  of  Amendment  to   Distributor's   Contract
      between Registrant and Edgewood  Services,  Inc., dated February 23,
      2001; (11)
      (iv) Conformed copy of Amendment to  Distributor's  Contract between
      Registrant  and Edgewood  Services,  Inc.,  dated November 21, 2003;
      (+)
      (v)  Conformed  copy of the Agreement  for  Administrative  Services
      between  the  Registrant  and  Federated  Services  Company,   dated
      February 1, 1999; (9)
      (vi)  Conformed  copy of Amendment to Agreement  for  Administrative
      Services between  Registrant and Federated  Services Company,  dated
      February 23, 2001; (10)
      (vii)  Conformed  copy of Amendment to Agreement for  Administrative
      Services between  Registrant and Federated  Services Company,  dated
      February 23, 2001; (11)
      (viii)   Conformed   Copy  of  First   Amendment  to  Agreement  for
      Administrative  Services between  Registrant and Federated  Services
      Company, dated November 16, 2001 (+)
(f)   Not Applicable.
(g)   (i)  Conformed   copy  of  the   Custodian,   Fund   Accounting  and
      Recordkeeping  Agreement(including  Custodian Fee  Schedule),  dated as of December 29, 1998,  between the  Registrant  and The Provident
      Bank; (10)
      (ii) Conformed copy of Amendment to Custodian,  Fund  Accounting and
      Recordkeeping  Agreement between  Registrant and The Provident Bank, dated February 23, 2001; (11)
(h)   (i)  Conformed  copy  of  the  Master  Transfer  and   Recordkeeping
      Agreement  between the  Registrant  and The  Provident  Bank,  dated
      December 29, 1998, including Exhibits A and B;(6)
      (ii)  Conformed  copy  of  the  Amendment  to  Master  Transfer  and
      Recordkeeping  Agreement between  Registrant and The Provident Bank, dated February 23, 2001; (11)
      (iii)Conformed   copy  of  Amendment  #1  to  Exhibit  B  to  Master
      Transfer  and  Recordkeeping   Agreement   between   Registrant  and
      Provident Bank, dated May 2, 2001; (+)
      (iv)   Conformed   copy  of   Amendment   to  Master   Transfer  and
      Recordkeeping  Agreement between  Registrant and The Provident Bank, dated September 30, 2003; (+)
      (v) Conformed copy of Mutual Fund Sales and Service Agreement; (8)
      (vi) Copy of Agreement and Plan of  Reorganization  and  Liquidation
      as of May 29,  1998,  between  the  Registrant  and  The  Riverfront
      Funds, Inc.; (6)
(i)   Conformed  copy of  Opinion of  counsel  as to the  legality  of the shares of The Riverfront Funds; (6)
(j)   (i) Conformed copy of Consent of Independent Auditors; (+)
      (ii) Consent of Baker & Hostetler LLP; (6)
(k)   Not Applicable.
(l)   Conformed copy of the Subscription Agreement; (1)
(m)   (i) Copy of the  Investor A  Distribution  and  Shareholder  Service
      Plan; (10)
      (ii) Copy of the Investor B  Distribution  and  Shareholder  Service
      Plan; (10)
(n)   Copy  of  the  Rule  18f-3  Plan  dated  October  28,1998,   amended
      February 23, 2001; (10)
(o)   (i) Conformed copy of Power of Attorney of Registrant; (+)
      (ii) Conformed copy of Power of Attorney of Interim President of
      Registrant; (+)
(p)   (i) Copy of Registrant's Code of Ethics;(10)
      (ii)  Conformed  copy of Federated  Investor's  Inc. Code of Ethics;
      (+)
      (iii) Copy of Provident  Investment  Advisor's  Inc. Code of Ethics;
      (10)

+ Exhibit filed electronically in this Registration Statement.
1.    Incorporated  by reference to  Registrant's  Registration  Statement
      (File Nos. 33-34154 and 811-6082) filed on April 10, 1990.
6.    Incorporated  by reference  to  Post-Effective  Amendment  No. 26 to
      Registrant's   Registration   Statement  (File  Nos.   33-34154  and
      811-6082) filed on October 29, 1998.
8.    Incorporated  by reference  to  Post-Effective  Amendment  No. 29 to
      Registrant's   Registration   Statement  (File  Nos.   33-34154  and
      811-6082) filed on April 28,2000.
9.    Incorporated  by reference  to  Post-Effective  Amendment  No. 30 to
      Registrant's   Registration   Statement  (File  Nos.   33-34154  and
      811-6082) filed on March 1, 2001.
10.   Incorporated  by reference  to  Post-Effective  Amendment  No. 31 to
      Registrant's   Registration   Statement  (File  Nos.   33-34154  and
      811-6082) filed on April 27, 2001.
11.   Incorporated  by reference  to  Post-Effective  Amendment  No. 32 to
      Registrant's   Registration   Statement  (File  Nos.   33-34154  and
      811-6082) filed on April 25, 2002.

Item 24.    Persons Controlled by or Under Common Control With The Fund

None

Item 25.    Indemnification

Article VI, Section 6.4 of the  Registrant's  Declaration of Trust,  filed as Exhibit 1  hereto,  provides for the  indemnification  of  Registrant's
Trustees  and  officers.  Indemnification  of the  Registrant's  principal underwriter,  custodian,  investment  adviser,  administrator and transfer agent is provided for,  respectively,  in Section 1.12 of the Distribution
Agreement filed as  Exhibit 6(a)  hereto,  Section 7.A.  of the Custodian,
Fund Accounting and  Recordkeeping  Agreement  filed as Exhibit 8  hereto,
Section 8  of the  Investment  Advisory  Agreement  filed as  Exhibit 5(a)
hereto,  Section 8 of the  Administration  Agreement filed as Exhibit 9(a)
hereto,  and Section 8 of the Master Transfer and Recordkeeping  Agreement
filed  as  Exhibits 9(b)   hereto.  As  of  the  effective  date  of  this
Registration  Statement,  the  Registrant  will have obtained from a major insurance  carrier a trustees' and  officers'  liability  policy  covering certain  types  of  errors  and  omissions.  In no event  will  Registrant indemnify any of its trustees,  officers,  employees or agents against any liability  to which such person  would  otherwise  be subject by reason of
his  willful   misfeasance,   bad  faith,  or  gross   negligence  in  the
performance of his duties,  or by reason of his reckless  disregard of the duties  involved in the conduct of his office or under his agreement  with
Registrant.  Registrant  will  comply  with Rule 484 under the  Securities
Act of 1933 and  Release  11330 under the  Investment  Company Act of 1940 in connection with any indemnification.

Insofar as  indemnification  for liability  arising  under the  Securities
Act of 1933  may be  permitted  to  trustees,  officers,  and  controlling
persons  of   Registrant   pursuant  to  the  foregoing   provisions,   or
otherwise,  Registrant  has  been  advised  that  in  the  opinion  of the
Securities  and  Exchange  Commission  such   indemnification  is  against
public  policy as expressed in the Act and is,  therefore,  unenforceable.
In the event that a claim for  indemnification  against  such  liabilities
(other than the payment by  Registrant  of expenses  incurred or paid by a trustee,  officer,  or controlling  person of Registrant in the successful defense of any action,  suit, or  proceeding) is asserted by such trustee, officer,  or controlling  person in connection  with the securities  being registered,  Registrant  will,  unless in the  opinion of its  counsel the matter has been  settled by  controlling  precedent,  submit to a court of appropriate  jurisdiction the question of whether such  indemnification by it is against  public  policy as expressed in the  Securities  Act of 1933 and will be governed by the final adjudication of such issue.

Item 26.    Businesses and Other Connections of The Investment Adviser

(a)   To the  knowledge of  Registrant,  none of the officers or directors of The  Provident  Bank,  except those set forth below,  is or has been at any time during the past two fiscal years  engaged in any other  business, profession,  vocation  or  employment.  Set forth  below are the names and principal  business  addresses  of the  directors  and  officers  who  are engaged in any other business,  profession,  vocation,  or employment of a substantial nature.

                          Position with
    Name                      The                   Other Business
                           Provident
                              Bank
Jack M. Cook              Director                  Consultant,
                                                    Compass
                                                    Group, Inc.
Thomas D.                 Director                  President,
Grote, Jr.                                          Grote
                                                    Enterprises,
                                                    LLC
Joseph A.                 Director                  President,
Pedoto                                              JLM
                                                    Financial,
                                                    Inc.
Sidney A.                 Director                  Physician and
Peerless,                                           Surgeon;
M.D.                                                Chief
                                                    Emeritus,
                                                    Otolaryngology
                                                    Department,
                                                    The Jewish
                                                    Hospital
Joseph A.                 Director
Steger, Ph.D.

Robert L.                 President
Hoverson                  and Chief
                          Executive
                          Officer
Christopher
J. Carey                  Executive
                          Vice
                          President
                          & Chief
                          Financial
Mark E. Magee             Officer

                          Vice
                          President,
                          General
                          Counsel and
                          Secretary

Item 27.    Principal Underwriters:

            (a)   Edgewood Services, Inc. the Distributor for shares of the
                  Registrant, acts as principal underwriter for the following open-end investment companies, including the Registrant:
                  Banknorth Funds, BBH, Fund, Inc., BBH Trust, Excelsior
                  Funds, Inc., Excelsior Institutional Trust, Excelsior
                  Tax-Exempt Funds, Inc., Golden Oak(R)Family of Funds,
                  Hibernia Funds, The Huntington Funds, Huntington VA Funds,
                  Marshall Funds, Inc., The Provident Riverfront Funds, and
                  WesMark Funds.

            (b)

         (1)                           (2)                        (3)
Name and Principal            Positions and Offices        Positions and Offices
 Business Address                With Distributor             With Registrant

Arthur L. Cherry              Director,                             --
5800 Corporate Drive          Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

J. Christopher Donahue        Director,                             --
5800 Corporate Drive          Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

Thomas R. Donahue             Director and Executive                --
5800 Corporate Drive          Vice President,
Pittsburgh, PA 15237-7002     Edgewood Services, Inc.

Peter J. Germain              Director and Secretary,               --
5800 Corporate Drive          Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

Karen J. Tracey               President,                            --
5800 Corporate Drive          Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

Charles L. Davis, Jr.         Vice President,
5800 Corporate Drive          Edgewood Services, Inc.               --
Pittsburgh, PA 15237-7002

Christine Johnston            Vice President,                       --
5800 Corporate Drive          Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

John Sheehan                  Vice President                        --
5800 Corporate Drive          Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

Denis McAuley, III            Treasurer,                            --
5800 Corporate Drive          Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

Stephen A. Keen               Assistant Secretary,                  --
5800 Corporate Drive          Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

Richard A. Novak              Assistant Treasurer,
5800 Corporate Drive          Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

      (c)   Not applicable

Item 28.    Location of Accounts and Records

All accounts and records  required to be  maintained  by Section  31(a) of the  Investment  Company  Act  of  1940  and  Rules  31a-1  through  31a-3 promulgated thereunder are maintained at one of the following locations:

Registrant                        Reed Smith LLP
                                  Investment Management
                                  Group (IMG)
                                  Federated Investors Tower
                                  12th Floor
                                  1001 Liberty Avenue
                                  Pittsburgh, PA 15222-3779

                                  (Notice  should  be sent to
                                  the Agent for  Services  at
                                  above address)

Provident Investment              One East Fourth Street
Advisors, Inc.                    Cincinnati, OH 45202
(investment adviser)

The Provident Bank
(custodian and
transfer
and dividend                      One East Fourth Street
disbursing agent)                 Cincinnati, OH 45202

Baker           &             65 East State Street
Hostetler LLP                     Columbus, OH 43215
(legal counsel)

Federated    Services             Federated Investors Tower
Company                           Pittsburgh, PA 15222-3779
(administrator)

Edgewood Services, Inc.          5800 Corporate Drive
(underwriter)                    Pittsburgh, PA 15237-7010

Item 29.    Management Services

Not applicable.

Item 30.    Undertakings

Registrant hereby undertakes to comply with the provisions of Section
16(c) of the 1940 Act with respect to the removal of Trustees and the calling of special meetings by shareholders.

                                SIGNATURES

Pursuant  to the  requirements  of the  Securities  Act of  1933  and  the
Investment Company Act of 1940, the Registrant,  THE PROVIDENT  RIVERFRONT
FUNDS,  certifies that it meets all of the requirements for  effectiveness of this Amendment to its  Registration  Statement  pursuant to Rule 485(b)
under the  Securities  Act of 1933 and has duly caused this  Amendment  to
its   Registration   Statement   to  be  signed  on  its   behalf  by  the
undersigned,   duly   authorized,   in  the   City  of   Pittsburgh,   and
Commonwealth of Pennsylvania, on the 1st day of March 2004.

                      THE PROVIDENT RIVERFRONT FUNDS

                        By /s/ Timothy S. Johnson
                           Timothy S. Johnson, Secretary

Pursuant  to  the  requirements  of  the  Securities  Act  of  1933,  this
Registration  Statement has been signed below by the  following  person in the capacity and on the date indicated:

      NAME                    TITLE                         DATE

By:   /s/ Timothy S. Johnson  Attorney in Fact
      Timothy S. Johnson      For the Persons    March 1, 2004
      SECRETARY               Listed Below

            NAME                    TITLE

/s/ J. Donald Raines*               Interim President
J. Donald Raines

/s/ C. John Ollier*                 Treasurer (Principal Financial
C. John Ollier                      and Accounting Officer)

/s/ J. Virgil Early*                Trustee
J.    Virgil Early

/s/ William M. Higgins*             Trustee
William M. Higgins

/s/ Harvey M. Salkin*               Trustee
Harvey M. Salkin

/s/ Donald C. Siekmann*             Trustee
Donald C. Siekmann

/s/ William N. Stratman*            Trustee
William N. Stratman

By Power of Attorney